Schedule of Investments (unaudited)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	$3,175	$3,167,715
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	9,283	9,153,994
		12,321,709
Aerospace & Defense — 1.4%
Airbus SE, 3.15%, 04/10/27(a)(b)	4,397	4,257,196
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	2,310	2,462,184
BAE Systems Holdings Inc., 3.85%, 12/15/25(a)(b)	4,274	4,220,371
BAE Systems PLC
5.00%, 03/26/27(a)	4,425	4,457,550
5.13%, 03/26/29(a)	8,840	8,952,176
Boeing Co. (The)
2.20%, 02/04/26	32,783	31,682,009
2.25%, 06/15/26(b)	2,375	2,272,350
2.70%, 02/01/27	5,950	5,654,349
2.75%, 02/01/26	8,125	7,903,454
2.80%, 03/01/27(b)	1,759	1,674,922
3.10%, 05/01/26(b)	3,854	3,741,887
3.20%, 03/01/29(b)	6,615	6,103,036
3.25%, 02/01/28(b)	6,598	6,236,740
3.25%, 03/01/28	2,180	2,050,493
3.45%, 11/01/28(b)	2,119	1,984,895
5.04%, 05/01/27(b)	11,632	11,635,752
6.26%, 05/01/27(a)	5,450	5,584,844
6.30%, 05/01/29(a)	9,640	10,040,757
Embraer Netherlands Finance BV
5.40%, 02/01/27	60	60,279
6.95%, 01/17/28(a)	210	218,040
General Dynamics Corp.
1.15%, 06/01/26(b)	2,800	2,671,712
2.13%, 08/15/26(b)	2,922	2,815,019
2.63%, 11/15/27	1,700	1,618,292
3.50%, 04/01/27	4,825	4,731,954
3.75%, 05/15/28	6,677	6,524,316
HEICO Corp., 5.25%, 08/01/28	3,992	4,056,953
Hexcel Corp., 4.20%, 02/15/27(b)	2,295	2,251,882
Howmet Aerospace Inc.
3.00%, 01/15/29	3,520	3,286,005
5.90%, 02/01/27(b)	3,560	3,650,456
6.75%, 01/15/28(b)	2,485	2,625,293
L3Harris Technologies Inc.
3.85%, 12/15/26	3,863	3,802,738
4.40%, 06/15/28	10,473	10,367,359
5.05%, 06/01/29(b)	6,740	6,822,246
5.40%, 01/15/27	4,525	4,599,661
Lockheed Martin Corp.
3.55%, 01/15/26	5,683	5,623,988
4.45%, 05/15/28	3,235	3,240,348
4.50%, 02/15/29	5,060	5,055,253
5.10%, 11/15/27	4,082	4,162,038
Northrop Grumman Corp.
3.20%, 02/01/27(b)	4,387	4,267,362
3.25%, 01/15/28(b)	12,365	11,886,110
4.60%, 02/01/29(b)	4,035	4,035,898
Rolls-Royce PLC, 5.75%, 10/15/27(a)	5,810	5,912,732
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.65%, 11/01/26(b)	$3,786	$3,657,792
3.13%, 05/04/27	6,237	6,022,981
3.50%, 03/15/27	6,888	6,720,347
4.13%, 11/16/28	18,156	17,832,596
5.00%, 02/27/26	1,925	1,933,426
5.75%, 11/08/26(b)	7,882	8,037,359
5.75%, 01/15/29(b)	4,578	4,771,805
6.70%, 08/01/28	2,575	2,750,283
7.20%, 08/15/27(b)	1,870	1,981,790
7.50%, 09/15/29	2,980	3,332,813
		282,242,091
Agriculture — 1.1%
Altria Group Inc.
2.63%, 09/16/26(b)	2,960	2,858,376
4.40%, 02/14/26	6,401	6,379,729
4.80%, 02/14/29(b)	10,712	10,696,792
6.20%, 11/01/28	3,660	3,844,170
Archer-Daniels-Midland Co., 2.50%, 08/11/26	6,048	5,842,623
BAT Capital Corp.
2.26%, 03/25/28	10,706	9,879,337
3.22%, 09/06/26	5,943	5,787,068
3.46%, 09/06/29	3,567	3,358,530
3.56%, 08/15/27	13,542	13,146,996
4.70%, 04/02/27(b)	5,545	5,539,098
BAT International Finance PLC
1.67%, 03/25/26	9,039	8,680,391
4.45%, 03/16/28(b)	6,662	6,607,316
5.93%, 02/02/29(b)	6,660	6,926,283
Bunge Ltd. Finance Corp.
3.25%, 08/15/26(b)	4,243	4,141,183
3.75%, 09/25/27	3,900	3,813,044
4.10%, 01/07/28	3,380	3,324,152
4.20%, 09/17/29	5,020	4,922,327
Cargill Inc.
0.75%, 02/02/26(a)(b)	3,143	3,011,830
3.25%, 05/23/29(a)(b)	3,945	3,735,917
3.63%, 04/22/27(a)(b)	3,175	3,116,450
4.50%, 06/24/26(a)(b)	3,445	3,446,727
Imperial Brands Finance PLC
3.50%, 07/26/26(a)	4,454	4,353,516
3.88%, 07/26/29(a)	6,760	6,440,836
6.13%, 07/27/27(a)	6,171	6,353,668
Philip Morris International Inc.
0.88%, 05/01/26	4,320	4,103,209
2.75%, 02/25/26	4,521	4,421,879
3.13%, 08/17/27(b)	2,955	2,859,739
3.13%, 03/02/28(b)	1,995	1,910,846
3.38%, 08/15/29(b)	5,064	4,801,007
4.38%, 11/01/27	3,700	3,682,689
4.63%, 11/01/29(b)	4,260	4,247,484
4.75%, 02/12/27(b)	4,650	4,670,076
4.88%, 02/13/26(b)	10,190	10,223,548
4.88%, 02/15/28	11,083	11,180,156
4.88%, 02/13/29	7,160	7,221,289
5.13%, 11/17/27	9,003	9,144,637
5.25%, 09/07/28	3,945	4,034,416
5.63%, 11/17/29	7,080	7,368,851

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Viterra Finance BV
2.00%, 04/21/26(a)	$3,787	$3,622,784
4.90%, 04/21/27(a)	2,855	2,836,592
		222,535,561
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)	3,560	3,478,675
Delta Air Lines Inc.
3.75%, 10/28/29(b)	2,770	2,582,762
4.38%, 04/19/28(b)	1,125	1,098,259
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	20,160	20,024,108
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	12,964	13,073,520
Southwest Airlines Co.
3.00%, 11/15/26(b)	1,102	1,063,477
3.45%, 11/16/27(b)	1,270	1,222,221
5.13%, 06/15/27	9,981	10,064,867
		52,607,889
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	5,187	4,999,101
2.75%, 03/27/27(b)	5,230	5,051,815
Tapestry Inc., 4.13%, 07/15/27(b)	1,955	1,918,419
		11,969,335
Auto Manufacturers — 4.9%
American Honda Finance Corp.
1.30%, 09/09/26	4,688	4,429,031
2.00%, 03/24/28(b)	5,505	5,078,146
2.25%, 01/12/29(b)	3,715	3,385,164
2.30%, 09/09/26	3,018	2,903,997
2.35%, 01/08/27	2,097	2,007,935
3.50%, 02/15/28	1,560	1,512,750
4.40%, 10/05/26(b)	3,330	3,325,449
4.40%, 09/05/29(b)	5,760	5,696,000
4.45%, 10/22/27	4,255	4,239,765
4.70%, 01/12/28(b)	4,480	4,509,454
4.75%, 01/12/26(b)	2,750	2,753,839
4.90%, 03/12/27	3,795	3,827,762
4.90%, 07/09/27(b)	3,615	3,646,563
4.90%, 03/13/29(b)	5,070	5,119,713
4.95%, 01/09/26	5,065	5,083,115
5.13%, 07/07/28(b)	3,554	3,618,979
5.25%, 07/07/26	5,780	5,838,688
5.65%, 11/15/28	5,000	5,187,993
BMW Finance NV, 2.85%, 08/14/29(a)(b)	3,020	2,777,074
BMW U.S. Capital LLC
1.25%, 08/12/26(a)(b)	3,321	3,139,444
2.80%, 04/11/26(a)	6,703	6,545,168
3.30%, 04/06/27(a)(b)	2,942	2,856,764
3.45%, 04/01/27(a)(b)	3,070	2,992,746
3.63%, 04/18/29(a)(b)	4,155	3,964,058
3.75%, 04/12/28(a)	5,355	5,187,845
3.95%, 08/14/28(a)(b)	3,875	3,774,763
4.60%, 08/13/27(a)(b)	3,840	3,835,041
4.65%, 08/13/26(a)(b)	1,530	1,531,278
4.65%, 08/13/29(a)(b)	4,030	4,001,932
4.90%, 04/02/27(a)(b)	3,675	3,701,752
4.90%, 04/02/29(a)(b)	5,355	5,372,347
5.05%, 04/02/26(a)(b)	3,829	3,847,011
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 08/11/28(a)(b)	$6,710	$6,789,760
Cummins Inc.
4.90%, 02/20/29(b)	3,995	4,053,320
7.13%, 03/01/28(b)	5,783	6,238,012
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(a)(b)	8,088	7,655,883
2.38%, 12/14/28(a)(b)	5,060	4,622,262
3.65%, 04/07/27(a)(b)	4,513	4,405,986
5.00%, 01/15/27(a)	3,200	3,215,778
5.13%, 09/25/27(a)	2,990	3,016,860
5.13%, 01/19/28(a)(b)	2,980	3,013,482
5.13%, 09/25/29(a)(b)	3,200	3,239,545
5.15%, 01/16/26(a)(b)	2,825	2,835,206
5.40%, 09/20/28(a)(b)	3,305	3,378,008
Ford Motor Co.
4.35%, 12/08/26(b)	6,830	6,736,262
6.63%, 10/01/28(b)	1,965	2,060,045
Ford Motor Credit Co. LLC
2.70%, 08/10/26	9,770	9,360,368
2.90%, 02/16/28(b)	4,830	4,486,486
2.90%, 02/10/29(b)	6,330	5,722,889
3.82%, 11/02/27	5,155	4,961,752
4.13%, 08/17/27	8,000	7,771,773
4.27%, 01/09/27(b)	6,328	6,213,510
4.39%, 01/08/26	5,910	5,856,670
4.54%, 08/01/26	6,685	6,608,977
4.95%, 05/28/27(b)	9,660	9,596,533
5.11%, 05/03/29(b)	12,095	11,889,668
5.13%, 11/05/26(b)	5,190	5,179,199
5.30%, 09/06/29	5,615	5,560,224
5.80%, 03/05/27	9,275	9,391,698
5.80%, 03/08/29	9,980	10,078,607
5.85%, 05/17/27(b)	7,790	7,905,652
6.80%, 05/12/28(b)	9,110	9,499,683
6.80%, 11/07/28	6,100	6,384,744
6.95%, 03/06/26	5,640	5,744,802
6.95%, 06/10/26	4,890	5,005,829
7.35%, 11/04/27	9,420	9,935,428
General Motors Co.
4.20%, 10/01/27(b)	5,121	5,039,753
5.00%, 10/01/28(b)	4,780	4,805,913
5.40%, 10/15/29	6,090	6,191,345
6.80%, 10/01/27	6,935	7,276,841
General Motors Financial Co. Inc.
1.25%, 01/08/26	9,079	8,730,299
1.50%, 06/10/26	7,761	7,384,381
2.35%, 02/26/27(b)	7,123	6,753,659
2.40%, 04/10/28	6,535	6,038,378
2.40%, 10/15/28	6,832	6,239,670
2.70%, 08/20/27	6,247	5,913,314
3.85%, 01/05/28(b)	2,985	2,905,696
4.00%, 10/06/26(b)	4,772	4,707,904
4.30%, 04/06/29(b)	7,535	7,333,695
4.35%, 01/17/27	8,453	8,375,067
4.90%, 10/06/29(b)	6,005	5,981,364
5.00%, 04/09/27	8,514	8,548,384
5.25%, 03/01/26(b)	7,582	7,613,169
5.35%, 07/15/27(b)	5,010	5,073,664
5.40%, 04/06/26	10,115	10,184,997
5.40%, 05/08/27(b)	2,900	2,939,406
5.55%, 07/15/29(b)	7,960	8,137,759

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.65%, 01/17/29(b)	$4,020	$4,119,380
5.80%, 06/23/28(b)	8,366	8,604,004
5.80%, 01/07/29(b)	11,395	11,720,151
6.00%, 01/09/28(b)	4,255	4,396,068
Honda Motor Co. Ltd., 2.53%, 03/10/27(b)	11,380	10,921,527
Hyundai Capital America
1.30%, 01/08/26(a)	4,987	4,797,248
1.50%, 06/15/26(a)	5,453	5,182,335
1.65%, 09/17/26(a)(b)	6,165	5,826,679
1.80%, 01/10/28(a)	4,120	3,760,667
2.00%, 06/15/28(a)(b)	5,200	4,715,806
2.10%, 09/15/28(a)(b)	4,390	3,968,509
2.38%, 10/15/27(a)(b)	4,345	4,062,632
2.75%, 09/27/26(a)(b)	3,209	3,090,151
3.00%, 02/10/27(a)	3,269	3,146,394
3.50%, 11/02/26(a)(b)	4,441	4,327,142
4.30%, 09/24/27(a)(b)	3,670	3,624,879
4.55%, 09/26/29(a)(b)	5,310	5,216,243
4.88%, 11/01/27(a)	3,410	3,411,953
5.25%, 01/08/27(a)(b)	4,090	4,129,898
5.28%, 06/24/27(a)(b)	4,270	4,316,620
5.30%, 03/19/27(a)(b)	4,675	4,730,716
5.30%, 01/08/29(a)(b)	4,280	4,339,141
5.30%, 06/24/29(a)(b)	4,745	4,812,123
5.35%, 03/19/29(a)(b)	3,195	3,247,495
5.45%, 06/24/26(a)(b)	3,480	3,509,169
5.50%, 03/30/26(a)(b)	7,215	7,269,191
5.60%, 03/30/28(a)(b)	4,895	4,998,632
5.65%, 06/26/26(a)(b)	4,770	4,822,703
5.68%, 06/26/28(a)	6,140	6,300,964
5.95%, 09/21/26(a)(b)	4,305	4,382,275
6.10%, 09/21/28(a)	4,945	5,147,433
6.50%, 01/16/29(a)(b)	4,435	4,688,388
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	3,181	3,047,370
2.50%, 01/24/27(a)(b)	3,785	3,604,628
3.63%, 08/29/27(a)(b)	1,230	1,193,989
5.13%, 02/05/27(a)	675	678,822
5.13%, 02/05/29(a)(b)	2,780	2,800,046
Kia Corp.
1.75%, 10/16/26(a)(b)	2,735	2,587,101
2.75%, 02/14/27(a)(b)	4,160	3,982,201
3.25%, 04/21/26(a)	995	973,474
3.50%, 10/25/27(a)	370	357,021
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(a)(b)	5,844	5,612,919
3.10%, 08/15/29(a)(b)	3,400	3,153,703
3.45%, 01/06/27(a)(b)	4,213	4,117,164
3.75%, 02/22/28(a)(b)	5,765	5,600,832
4.30%, 02/22/29(a)	1,120	1,096,611
4.75%, 08/01/27(a)(b)	3,995	3,999,278
4.80%, 03/30/26(a)(b)	5,490	5,497,104
4.80%, 11/13/26(a)	2,400	2,403,634
4.80%, 01/11/27(a)(b)	4,575	4,588,805
4.80%, 03/30/28(a)(b)	6,017	6,029,176
4.80%, 08/01/29(a)(b)	5,515	5,506,035
4.85%, 01/11/29(a)(b)	5,590	5,601,672
4.88%, 07/31/26(a)(b)	4,220	4,237,253
4.90%, 01/09/26(a)(b)	3,990	3,998,872
4.90%, 11/15/27(a)(b)	2,400	2,408,728
5.10%, 08/03/28(a)	5,490	5,551,603
Security	Par (000)	Value
Auto Manufacturers (continued)
5.10%, 11/15/29(a)	$2,420	$2,445,281
5.20%, 08/03/26(a)(b)	4,690	4,723,383
5.25%, 11/29/27(a)(b)	3,068	3,108,391
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(b)	5,685	5,252,666
2.00%, 03/09/26(a)	4,400	4,185,167
2.45%, 09/15/28(a)	2,265	1,965,726
2.75%, 03/09/28(a)	3,693	3,291,882
5.30%, 09/13/27(a)(b)	1,925	1,875,731
5.55%, 09/13/29(a)(b)	2,720	2,614,912
6.95%, 09/15/26(a)	1,595	1,616,628
7.05%, 09/15/28(a)(b)	4,432	4,528,239
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)(b)	14,785	13,918,496
PACCAR Financial Corp.
1.10%, 05/11/26(b)	1,607	1,532,047
2.00%, 02/04/27	1,517	1,443,226
4.00%, 09/26/29	2,590	2,532,621
4.45%, 03/30/26	2,823	2,824,116
4.45%, 08/06/27	3,355	3,364,879
4.60%, 01/10/28(b)	2,180	2,196,250
4.60%, 01/31/29(b)	4,175	4,202,039
4.95%, 08/10/28(b)	790	803,779
5.00%, 05/13/27(b)	3,074	3,122,324
5.05%, 08/10/26(b)	1,758	1,775,234
5.20%, 11/09/26(b)	2,810	2,851,206
Series R, 4.50%, 11/25/26	2,145	2,149,715
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	5,254	4,903,548
5.63%, 01/12/28(a)(b)	3,835	3,895,550
Toyota Motor Corp.
1.34%, 03/25/26	6,419	6,160,286
2.76%, 07/02/29	3,165	2,948,108
3.67%, 07/20/28	3,535	3,468,475
5.12%, 07/13/28	3,965	4,052,741
5.28%, 07/13/26(b)	3,405	3,451,186
Toyota Motor Credit Corp.
0.80%, 01/09/26	4,626	4,441,604
1.13%, 06/18/26	6,385	6,075,917
1.15%, 08/13/27	2,355	2,160,085
1.90%, 01/13/27(b)	4,980	4,727,071
1.90%, 04/06/28	2,143	1,973,378
3.05%, 03/22/27	8,945	8,679,479
3.05%, 01/11/28(b)	1,255	1,201,946
3.20%, 01/11/27	2,880	2,810,166
3.65%, 01/08/29(b)	3,585	3,460,543
4.35%, 10/08/27	5,898	5,881,668
4.45%, 05/18/26	9,025	9,022,743
4.45%, 06/29/29(b)	5,000	4,976,479
4.55%, 08/07/26	3,054	3,058,083
4.55%, 09/20/27	6,495	6,515,784
4.55%, 08/09/29	6,445	6,440,566
4.63%, 01/12/28(b)	7,255	7,289,868
4.65%, 01/05/29	5,085	5,108,024
4.80%, 01/05/26(b)	4,125	4,139,003
5.00%, 08/14/26(b)	4,442	4,480,944
5.05%, 05/16/29(b)	6,395	6,516,849
5.20%, 05/15/26	3,260	3,292,887
5.25%, 09/11/28(b)	4,605	4,723,152
5.40%, 11/20/26(b)	5,360	5,452,700
5.45%, 11/10/27	4,755	4,887,639
Series B, 5.00%, 03/19/27(b)	5,545	5,609,297

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(a)(b)	$3,435	$3,104,798
3.20%, 09/26/26(a)(b)	3,838	3,710,365
4.35%, 06/08/27(a)(b)	7,231	7,105,669
4.60%, 06/08/29(a)	1,920	1,865,086
4.75%, 11/13/28(a)(b)	7,655	7,526,618
4.85%, 08/15/27(a)	3,530	3,506,422
4.90%, 08/14/26(a)	3,310	3,297,275
4.95%, 08/15/29(a)(b)	4,430	4,363,924
5.25%, 03/22/29(a)(b)	6,810	6,793,323
5.30%, 03/22/27(a)(b)	3,630	3,650,694
5.40%, 03/20/26(a)	4,090	4,107,395
5.65%, 09/12/28(a)	4,400	4,463,026
5.70%, 09/12/26(a)	4,765	4,816,377
6.00%, 11/16/26(a)	4,870	4,948,765
6.20%, 11/16/28(a)(b)	4,335	4,478,312
		1,018,363,438
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29(b)	2,240	2,203,435
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(b)	3,855	3,773,682
BorgWarner Inc.
2.65%, 07/01/27(b)	5,933	5,658,561
4.95%, 08/15/29(b)	3,540	3,545,333
Denso Corp.
1.24%, 09/16/26(a)(b)	2,307	2,166,750
4.42%, 09/11/29(a)	3,595	3,566,773
Lear Corp.
3.80%, 09/15/27	2,413	2,351,522
4.25%, 05/15/29(b)	2,790	2,702,660
LG Energy Solution Ltd.
5.38%, 07/02/27(a)(b)	795	800,075
5.38%, 07/02/29(a)(b)	1,830	1,849,325
5.63%, 09/25/26(a)	350	353,297
5.75%, 09/25/28(a)(b)	5,665	5,816,394
Magna International Inc.
5.05%, 03/14/29(b)	2,570	2,607,371
5.98%, 03/21/26(b)	575	574,989
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(a)	365	368,874
		38,339,041
Banks — 30.9%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(c)	2,590	2,461,048
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)(c)	9,369	8,515,885
4.80%, 04/18/26(a)	6,601	6,565,336
5.38%, 12/03/28, (1-year CMT + 0.780%)(a)(c)	3,000	3,006,659
6.34%, 09/18/27, (1-year CMT + 1.650%)(a)(c)	5,590	5,727,435
AIB Group PLC, 6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)(c)	6,130	6,465,889
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(a)(c)	2,915	2,940,757
5.90%, 07/10/34, (5-year CMT + 1.500%)(a)(c)	300	307,083
Security	Par (000)	Value
Banks (continued)
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(a)(b)	$1,479	$1,404,450
3.45%, 07/17/27(a)(b)	2,403	2,334,730
3.45%, 01/21/28(a)(b)	3,130	3,020,257
5.36%, 08/14/28(a)	6,185	6,322,225
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,635	1,547,546
5.35%, 06/15/26(a)(b)	1,475	1,490,768
5.40%, 11/29/27(a)(b)	3,400	3,477,853
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/26(a)(b)	6,858	6,794,956
5.09%, 12/08/25(b)	5,870	5,904,930
5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)(c)	4,795	4,877,921
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(b)	4,250	4,197,540
4.75%, 01/18/27(b)	3,907	3,935,679
4.90%, 07/16/27	5,115	5,177,927
5.00%, 03/18/26	5,905	5,947,028
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	7,380	7,511,265
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)(c)	5,255	5,403,302
Banco de Bogota SA, 4.38%, 08/03/27(a)(b)	2,435	2,354,378
Banco de Credito del Peru SA, 5.85%, 01/11/29(a)(b)	750	760,038
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,560	1,494,386
Banco General SA, 4.13%, 08/07/27(a)	2,360	2,281,436
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)(b)	2,385	2,325,250
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)(b)	300	289,963
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	8,976	8,470,346
1.85%, 03/25/26	7,298	7,015,747
3.31%, 06/27/29	6,290	5,897,270
3.80%, 02/23/28	7,195	6,953,766
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	9,350	9,182,770
4.25%, 04/11/27	6,405	6,311,403
4.38%, 04/12/28	8,595	8,450,973
5.29%, 08/18/27	11,983	12,083,589
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	7,375	7,450,500
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	7,755	7,879,347
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	1,825	1,846,189
5.59%, 08/08/28	10,055	10,291,740
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	6,215	6,405,287
6.61%, 11/07/28(b)	7,705	8,198,670
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(a)	1,110	1,097,938
4.45%, 09/19/28(a)	95	93,689
5.30%, 09/21/28(a)	4,649	4,717,698
9.03%, 03/15/29(a)(b)	806	923,956
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	34,726	33,048,268
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	17,301	15,789,152
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	14,558	13,890,140
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	4,380	4,006,269

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	$16,102	$15,005,832
3.25%, 10/21/27	14,181	13,696,525
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	37,432	35,974,013
3.50%, 04/19/26	13,641	13,438,934
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(c)	18,992	18,664,450
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	13,317	12,927,236
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)(c)	13,351	13,031,489
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	16,770	16,451,060
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	16,223	15,809,578
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	20,275	19,605,859
4.25%, 10/22/26	12,037	11,928,760
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	19,285	18,953,287
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	15,097	14,971,586
4.45%, 03/03/26	12,375	12,321,085
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	19,431	19,526,447
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	18,230	18,281,928
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	22,615	22,887,003
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)(c)	17,605	18,227,344
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	9,350	9,527,754
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	11,729	12,208,903
6.22%, 09/15/26(b)	2,824	2,895,895
Series L, 4.18%, 11/25/27	14,021	13,797,483
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	17,406	16,725,953
Bank of America NA, 5.53%, 08/18/26	13,355	13,570,026
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(c)	1,521	1,443,423
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)(c)	6,605	6,737,067
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(b)(c)	6,645	6,364,138
1.25%, 09/15/26	8,484	8,000,586
2.65%, 03/08/27(b)	7,647	7,351,742
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	8,120	7,779,138
4.64%, 09/10/30, (1-day SOFR + 1.250%)(c)	5,160	5,119,394
5.20%, 02/01/28	8,636	8,778,040
5.27%, 12/11/26	6,975	7,068,753
5.30%, 06/05/26	8,380	8,467,715
5.37%, 06/04/27(b)	4,460	4,541,687
5.72%, 09/25/28	6,987	7,247,637
7.70%, 05/26/84, (5-year CMT + 3.452%)(b)(c)	3,175	3,303,924
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	4,210	4,201,757
Series H, 4.70%, 09/14/27	6,028	6,045,607
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	4,608	4,416,437
1.05%, 10/15/26	4,151	3,895,445
Security	Par (000)	Value
Banks (continued)
1.65%, 07/14/28	$1,293	$1,175,363
2.05%, 01/26/27(b)	6,567	6,260,197
2.45%, 08/17/26	4,452	4,310,617
2.80%, 05/04/26	4,972	4,858,958
3.00%, 10/30/28	3,425	3,226,849
3.25%, 05/16/27	5,585	5,433,070
3.30%, 08/23/29	920	863,952
3.40%, 01/29/28(b)	4,715	4,568,433
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	7,801	7,594,317
3.85%, 04/28/28(b)	5,882	5,774,989
3.85%, 04/26/29	2,450	2,389,857
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)(c)	4,083	4,017,917
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	4,803	4,799,435
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	3,250	3,243,265
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)(c)	5,170	5,204,119
4.95%, 04/26/27, (1-day SOFR + 1.026%)(c)	10,760	10,806,593
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(c)	6,768	6,987,302
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	5,855	6,204,478
Series J, 1.90%, 01/25/29(b)	2,210	1,998,743
Bank of New Zealand
1.00%, 03/03/26(a)(b)	1,174	1,121,562
2.29%, 01/27/27(a)(b)	1,521	1,450,846
4.85%, 02/07/28(a)(b)	4,993	5,024,370
5.08%, 01/30/29(a)(b)	5,217	5,292,694
Bank of Nova Scotia (The)
1.05%, 03/02/26(b)	5,351	5,123,966
1.30%, 09/15/26	5,081	4,800,203
1.35%, 06/24/26	4,004	3,812,526
1.95%, 02/02/27	4,009	3,796,563
2.70%, 08/03/26(b)	6,090	5,905,658
2.95%, 03/11/27	4,134	3,990,742
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)(c)	5,105	5,067,087
4.50%, 12/16/25	7,544	7,501,129
4.75%, 02/02/26(b)	6,913	6,923,527
5.25%, 06/12/28	4,675	4,773,482
5.35%, 12/07/26	6,582	6,679,165
5.40%, 06/04/27	4,855	4,946,119
5.45%, 08/01/29(b)	4,720	4,854,916
8.00%, 01/27/84, (5-year CMT + 4.017%)(c)	3,575	3,759,445
8.63%, 10/27/82, (5-year CMT + 4.389%)(c)	4,380	4,669,295
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(c)	3,581	3,302,409
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)(c)	1,305	1,097,831
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	3,855	3,647,716
4.75%, 07/13/27(a)(b)	4,840	4,836,494
4.94%, 01/26/26(a)	8,320	8,334,219
5.09%, 01/23/27(a)(b)	3,535	3,563,249
5.19%, 02/16/28(a)	3,655	3,692,610
5.79%, 07/13/28(a)(b)	5,137	5,295,960
5.90%, 07/13/26(a)(b)	9,735	9,910,106
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	11,702	11,109,589
4.34%, 01/10/28	8,695	8,561,221
4.38%, 01/12/26	16,526	16,442,439

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.84%, 05/09/28(b)	$8,945	$8,852,192
4.84%, 09/10/28, (1-day SOFR + 1.340%)(b)(c)	5,545	5,522,164
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	9,235	9,152,849
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(c)	11,380	11,377,287
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(b)(c)	8,920	8,801,224
5.20%, 05/12/26	13,690	13,701,983
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	10,680	10,813,446
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	6,645	6,752,655
5.69%, 03/12/30, (1-day SOFR +1.740%)(c)	12,260	12,511,398
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	13,597	13,752,026
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)(c)	8,335	8,754,665
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)(c)	8,360	8,569,147
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	9,161	9,748,422
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(a)	3,515	3,465,439
BNP Paribas SA
1.32%, 01/13/27, (1-day SOFR + 1.004%)(a)(b)(c)	12,748	12,228,087
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(c)	14,788	14,049,059
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(c)	7,475	6,874,450
2.16%, 09/15/29, (1-day SOFR + 1.218%)(a)(c)	9,770	8,802,944
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(c)	9,720	9,262,868
3.50%, 11/16/27(a)(b)	9,095	8,759,531
4.38%, 05/12/26(a)	6,800	6,714,728
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(c)	7,925	7,635,442
4.40%, 08/14/28(a)(b)	13,100	12,854,356
4.63%, 03/13/27(a)	9,833	9,726,081
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)(c)	11,920	12,006,200
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(c)	12,949	13,058,984
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(b)(c)	3,080	3,097,998
5.28%, 11/19/30, (1-day SOFR + 1.280%)(a)(c)	7,400	7,433,112
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(c)	9,755	9,876,172
5.50%, 05/20/30, (1-day SOFR + 1.590%)(a)(b)(c)	11,095	11,274,299
BPCE SA
1.00%, 01/20/26(a)(b)	9,608	9,213,642
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)(c)	5,725	5,411,399
2.70%, 10/01/29(a)	250	226,890
3.25%, 01/11/28(a)(b)	5,415	5,154,520
3.38%, 12/02/26	3,020	2,947,307
3.50%, 10/23/27(a)	7,045	6,756,654
4.63%, 09/12/28(a)	4,035	3,972,099
4.75%, 07/19/27(a)(b)	3,920	3,920,131
4.88%, 04/01/26(a)	4,068	4,049,955
5.10%, 01/26/26(a)	1,510	1,511,502
5.13%, 01/18/28(a)(b)	3,913	3,947,644
Security	Par (000)	Value
Banks (continued)
5.20%, 01/18/27(a)(b)	$4,010	$4,050,375
5.28%, 05/30/29(a)(b)	4,130	4,192,809
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(c)	6,270	6,368,318
5.98%, 01/18/27, (1-day SOFR + 2.100%)(a)(c)	7,917	7,982,703
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)(c)	6,140	6,308,262
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)(c)	7,280	7,667,375
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(c)	6,850	6,969,409
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(c)	7,927	8,183,322
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(c)	2,855	2,934,672
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,066	2,914,023
3.45%, 04/07/27(b)	6,117	5,963,928
4.51%, 09/11/27, (1-day SOFR + 0.930%)(c)	3,730	3,716,454
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)(c)	4,660	4,612,654
5.00%, 04/28/28	6,937	7,000,791
5.24%, 06/28/27	6,340	6,430,620
5.26%, 04/08/29	7,190	7,328,195
5.62%, 07/17/26	1,415	1,434,700
5.93%, 10/02/26	5,240	5,355,189
5.99%, 10/03/28	4,690	4,894,029
CIMB Bank Bhd, 2.13%, 07/20/27(a)	5,030	4,722,020
Citibank NA
4.84%, 08/06/29	11,869	11,939,148
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	7,500	7,513,742
4.93%, 08/06/26	6,010	6,042,093
5.44%, 04/30/26	12,035	12,158,549
5.49%, 12/04/26	12,400	12,610,428
5.80%, 09/29/28	14,640	15,246,792
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	15,410	14,761,384
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	16,796	15,970,795
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)(c)	4,729	4,325,058
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	12,369	11,919,868
3.20%, 10/21/26	17,587	17,104,236
3.40%, 05/01/26	12,060	11,845,287
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	13,609	13,141,656
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	15,260	14,818,937
3.70%, 01/12/26	11,903	11,771,728
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	15,907	15,613,877
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	23,783	22,919,501
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	12,430	12,156,613
4.13%, 07/25/28(b)	12,724	12,437,105
4.30%, 11/20/26	6,091	6,038,170
4.45%, 09/29/27	23,391	23,140,608
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	23,815	23,450,617
4.60%, 03/09/26	7,442	7,418,486

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	$9,130	$9,098,899
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	19,655	19,866,126
5.59%, 11/19/34, (5-year CMT + 1.280%)(c)	3,200	3,216,835
6.63%, 01/15/28(b)	3,270	3,464,968
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	3,773	3,749,163
Citizens Bank NA/Providence RI, 3.75%, 02/18/26(b)	941	928,793
Citizens Financial Group Inc.
2.85%, 07/27/26(b)	1,045	1,012,235
4.30%, 12/03/25(b)	894	887,424
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	8,015	8,231,547
Comerica Inc.
3.80%, 07/22/26(b)	925	906,673
4.00%, 02/01/29(b)	1,460	1,400,967
5.98%, 01/30/30, (1-day SOFR + 2.155%)(b)(c)	6,263	6,392,876
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	6,530	6,211,974
2.55%, 03/14/27(a)(b)	5,067	4,866,223
2.63%, 09/06/26(a)(b)	5,132	4,976,612
2.85%, 05/18/26(a)(b)	4,375	4,273,238
3.15%, 09/19/27(a)(b)	3,120	3,019,626
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(c)	3,465	3,224,148
3.90%, 03/16/28(a)(b)	3,135	3,087,683
4.50%, 12/09/25(a)(b)	2,732	2,715,132
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	6,405	6,413,836
5.32%, 03/13/26(b)	5,292	5,347,511
Cooperatieve Rabobank UA
1.11%, 02/24/27, (1-year CMT + 0.550%)(a)(b)(c)	11,602	11,078,140
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)(c)	7,117	6,723,216
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)(c)	7,399	7,201,130
3.75%, 07/21/26(b)	6,941	6,794,058
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)(c)	7,144	7,100,388
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(c)	4,785	4,883,086
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)(c)	6,270	6,414,058
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	865	863,479
4.49%, 10/17/29	5,200	5,161,489
4.80%, 01/09/29(b)	3,205	3,234,564
4.85%, 01/09/26	3,190	3,202,488
5.04%, 03/05/27(b)	3,470	3,521,771
5.50%, 10/05/26	3,665	3,730,185
Credit Agricole SA
1.25%, 01/26/27, (1-day SOFR + 0.891%)(a)(c)	7,793	7,457,655
2.02%, 01/11/27(a)(b)	5,022	4,755,371
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(c)	7,618	7,268,228
4.63%, 09/11/28, (1-day SOFR + 1.210%)(a)(c)	5,799	5,754,524
5.13%, 03/11/27(a)(b)	5,120	5,175,756
5.30%, 07/12/28(a)(b)	7,330	7,460,791
Security	Par (000)	Value
Banks (continued)
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(c)	$6,310	$6,397,502
5.59%, 07/05/26(a)(b)	6,182	6,269,351
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(c)	10,550	11,035,313
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	5,273	5,190,825
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)(c)	3,959	3,741,568
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)(c)	7,338	7,236,217
4.38%, 06/12/28(a)(b)	3,338	3,281,057
4.61%, 10/02/30, (1-year CMT + 1.100%)(a)(b)(c)	5,700	5,603,898
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(c)	6,484	6,566,579
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(c)	7,970	8,162,783
DBS Group Holdings Ltd., 1.19%, 03/15/27(a)(b)	3,260	3,031,646
Deutsche Bank AG, 4.10%, 01/13/26(b)	978	969,569
Deutsche Bank AG/New York
1.69%, 03/19/26(b)	10,552	10,159,010
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	10,069	9,554,702
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	7,543	7,167,208
4.10%, 01/13/26	650	643,769
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)(c)	5,850	5,677,105
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	7,250	7,161,295
5.37%, 09/09/27(b)	1,910	1,941,171
5.41%, 05/10/29	6,480	6,612,818
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	5,545	5,615,557
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	9,267	9,684,855
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	8,995	9,501,074
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	5,425	5,601,868
Discover Bank
3.45%, 07/27/26	5,804	5,668,996
4.25%, 03/13/26(b)	1,557	1,545,077
4.65%, 09/13/28	6,135	6,072,906
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)(c)	5,015	4,775,065
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(c)	4,145	3,853,772
4.85%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)(c)	7,000	7,017,474
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(a)(b)	2,773	2,752,135
5.25%, 04/26/29(a)(b)	6,750	6,855,602
5.70%, 03/14/28(a)(b)	4,792	4,921,696
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	11,305	10,674,008
2.55%, 05/05/27	3,865	3,676,767
3.95%, 03/14/28	2,870	2,795,988
4.06%, 04/25/28, (1-day SOFR + 1.355%)(b)(c)	1,895	1,859,038
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	6,235	6,179,961
4.90%, 09/06/30, (1-day SOFR + 1.486%)(c)	4,710	4,689,974
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	8,702	9,104,863

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	$6,678	$6,935,027
Fifth Third Bank NA
2.25%, 02/01/27(b)	2,497	2,377,334
3.85%, 03/15/26(b)	1,230	1,213,193
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(b)	2,558	2,651,134
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	13,395	13,481,718
5.41%, 05/21/27, (1-day SOFR +0.750%)(c)	15,655	15,784,841
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(c)	13,257	12,764,478
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	16,994	16,283,866
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)(c)	16,599	15,667,409
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	25,283	23,941,515
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	18,179	17,349,779
3.50%, 11/16/26	16,502	16,129,035
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	19,314	18,805,549
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	13,224	12,870,957
3.75%, 02/25/26	10,732	10,613,547
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	15,620	15,126,650
3.85%, 01/26/27	18,068	17,760,882
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	21,689	21,283,163
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)(c)	4,052	4,026,345
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	15,020	14,902,502
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)(c)	8,510	8,438,837
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	18,439	18,536,916
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	22,880	23,615,002
5.95%, 01/15/27	4,233	4,348,931
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)(c)	14,010	14,822,647
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(b)(c)	530	504,993
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	13,050	12,060,432
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	13,013	11,771,356
2.25%, 11/22/27, (1-day SOFR + 1.100%)(c)	3,087	2,930,969
3.90%, 05/25/26(b)	1,095	1,082,313
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	19,054	18,205,659
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)(c)	15,630	15,332,394
4.30%, 03/08/26	375	372,953
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)(c)	19,255	18,997,736
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	14,281	14,218,525
5.13%, 11/19/28, (1-day SOFR + 1.040%)(c)	7,200	7,231,099
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	15,114	15,214,974
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	13,600	13,693,870
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	10,080	10,254,743
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	10,799	10,953,876
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	15,330	15,564,418
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)(c)	13,485	13,965,797
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	14,424	15,368,657
Security	Par (000)	Value
Banks (continued)
HSBC USA Inc., 5.29%, 03/04/27(b)	$5,820	$5,908,639
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)(c)	4,240	4,197,186
5.27%, 01/15/31, (1-day SOFR + 1.276%)(b)(c)	1,575	1,593,023
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	7,852	8,180,467
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)(c)	5,400	5,364,569
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)	150	145,790
4.00%, 03/18/26(a)	2,564	2,534,563
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(b)	7,199	7,006,700
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(c)	3,604	3,453,255
3.95%, 03/29/27(b)	8,569	8,419,979
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	6,955	6,823,433
4.05%, 04/09/29	6,253	6,073,102
4.55%, 10/02/28	7,710	7,651,775
4.63%, 01/06/26(a)(b)	22,531	22,497,420
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)(c)	9,210	9,349,760
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)(c)	6,580	6,713,033
Intercorp Peru Ltd., 3.88%, 08/15/29(a)	165	148,800
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	2,053	1,989,376
3.88%, 01/12/28(a)(b)	2,955	2,848,510
Series NR, 4.00%, 09/23/29(a)	1,000	951,728
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(c)	11,878	11,369,366
1.05%, 06/23/27(b)	30	27,744
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	15,878	14,979,295
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)(c)	20,229	19,356,277
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	15,525	14,193,392
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)(c)	9,841	9,250,971
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	7,795	7,092,731
2.95%, 10/01/26(b)	17,685	17,204,824
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	10,659	10,257,368
3.20%, 06/15/26(b)	9,618	9,430,884
3.30%, 04/01/26	14,771	14,535,858
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	17,125	16,518,270
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	15,647	15,223,090
3.63%, 12/01/27	11,140	10,834,261
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	19,845	18,972,595
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	17,702	17,358,843
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(b)(c)	11,577	11,471,397
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	16,350	15,969,682
4.13%, 12/15/26	13,179	13,058,951

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	$15,980	$15,679,716
4.25%, 10/01/27	9,260	9,214,236
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	18,810	18,619,730
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)(c)	16,469	16,258,954
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)(c)	8,110	8,062,899
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	11,895	11,767,585
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	14,895	14,763,794
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	20,866	20,903,550
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	7,585	7,634,243
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	18,080	18,210,482
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	16,583	16,701,463
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	12,520	12,594,629
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	18,467	18,784,629
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	15,430	15,719,871
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	17,919	18,448,838
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	19,665	20,130,724
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	15,382	16,097,018
7.63%, 10/15/26	5,442	5,736,959
8.00%, 04/29/27	6,512	7,018,016
JPMorgan Chase Bank NA, 5.11%, 12/08/26(b)	16,245	16,436,563
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)(c)	7,765	7,711,114
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(c)	6,450	6,608,818
KEB Hana Bank
1.25%, 12/16/26(a)(b)	3,170	2,964,237
3.25%, 03/30/27(a)(b)	3,345	3,245,622
3.50%, (5-year CMT + 2.409%)(a)(c)(d)	985	952,741
5.38%, 04/23/27(a)(b)	685	696,883
5.38%, 04/23/29(a)	390	401,224
5.75%, 10/24/28(a)(b)	560	582,309
KeyBank NA, 4.70%, 01/26/26(b)	1,560	1,556,829
KeyBank NA/Cleveland OH
3.40%, 05/20/26(b)	2,653	2,591,184
3.90%, 04/13/29	1,130	1,068,761
5.85%, 11/15/27(b)	5,783	5,946,789
6.95%, 02/01/28(b)	1,145	1,194,980
KeyCorp
2.25%, 04/06/27(b)	3,786	3,567,996
2.55%, 10/01/29	4,546	4,080,087
4.10%, 04/30/28(b)	4,785	4,660,015
Kookmin Bank
1.38%, 05/06/26(a)	190	181,406
2.38%, 02/15/27(a)	60	57,265
4.63%, 04/21/28(a)(b)	3,318	3,316,101
5.25%, 05/08/29(a)	275	281,773
5.38%, 05/08/27(a)	930	947,088
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(c)	5,899	5,629,667
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(b)(c)	10,382	10,002,688
3.75%, 01/11/27	6,722	6,585,082
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	5,770	5,630,635
4.38%, 03/22/28	8,945	8,820,160
4.55%, 08/16/28	7,650	7,583,651
4.58%, 12/10/25	7,330	7,285,922
4.65%, 03/24/26	8,845	8,793,865
Security	Par (000)	Value
Banks (continued)
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)(c)	$7,400	$7,435,524
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)(c)	8,672	8,770,295
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	9,260	9,512,224
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	7,565	7,769,573
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	8,845	8,990,370
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(c)	3,265	3,237,283
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	6,140	6,623,905
Macquarie Bank Ltd.
3.90%, 01/15/26(a)(b)	2,834	2,812,143
5.21%, 06/15/26(a)(b)	2,945	2,969,159
5.27%, 07/02/27(a)(b)	4,685	4,776,115
5.39%, 12/07/26(a)	4,962	5,040,441
Macquarie Group Ltd.
1.34%, 01/12/27, (1-day SOFR + 1.069%)(a)(b)(c)	6,458	6,202,670
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(c)	5,195	4,900,213
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)(c)	2,568	2,396,837
3.76%, 11/28/28, (3-mo. LIBOR US + 1.372%)(a)(c)	5,175	5,003,766
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(c)	2,895	2,841,847
4.65%, 03/27/29, (3-mo. LIBOR US + 1.727%)(a)(b)(c)	1,740	1,729,797
5.03%, 01/15/30, (3-mo. LIBOR US + 1.750%)(a)(b)(c)	5,391	5,400,619
Manufacturers & Traders Trust Co.
3.40%, 08/17/27(b)	2,045	1,972,217
4.65%, 01/27/26(b)	4,185	4,178,129
4.70%, 01/27/28	7,413	7,377,289
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	14,073	13,365,578
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	8,285	7,829,845
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	7,895	7,510,937
2.76%, 09/13/26(b)	7,141	6,909,258
3.20%, 07/18/29(b)	10,805	10,142,023
3.29%, 07/25/27(b)	6,395	6,217,555
3.68%, 02/22/27(b)	3,107	3,049,954
3.74%, 03/07/29	9,255	8,967,132
3.85%, 03/01/26	15,509	15,333,393
3.96%, 03/02/28	3,280	3,228,442
4.05%, 09/11/28(b)	1,425	1,403,816
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	5,215	5,137,731
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	7,825	7,888,483
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)(c)	5,602	5,705,141
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	5,745	5,860,486
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)(c)	7,420	7,547,033
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)(c)	7,620	7,785,553
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	8,049	7,643,092
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	5,055	4,804,581
2.84%, 09/13/26(b)	1,834	1,779,345

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	$1,925	$1,759,006
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	4,872	4,523,999
3.17%, 09/11/27(b)	5,705	5,492,066
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	3,295	3,087,939
3.48%, 04/12/26(a)(b)	9,630	9,464,254
3.66%, 02/28/27(b)	855	838,356
4.02%, 03/05/28(b)	7,830	7,679,683
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)(c)	6,065	5,943,861
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	4,460	4,552,150
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)(c)	5,225	5,326,771
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	5,260	5,350,623
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)(c)	6,060	6,230,024
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	19,655	20,281,670
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(c)	15,183	14,595,481
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	17,910	16,978,573
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	22,837	21,821,238
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	14,738	14,055,594
3.13%, 07/27/26	19,960	19,478,809
3.59%, 07/22/28(c)	20,001	19,362,621
3.63%, 01/20/27	9,890	9,721,289
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	19,885	19,313,965
3.88%, 01/27/26	10,794	10,698,432
3.95%, 04/23/27	8,990	8,833,008
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	16,465	16,253,574
4.35%, 09/08/26	13,896	13,793,774
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	21,260	20,936,965
4.65%, 10/18/30, (1-day SOFR +1.100%)(c)	22,870	22,667,343
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)(c)	14,840	14,948,006
5.05%, 01/28/27, (1-day SOFR + 1.295%)(c)	9,088	9,116,391
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	15,100	15,248,024
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	19,969	20,183,095
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	22,848	23,135,676
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	11,393	11,639,381
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	8,135	8,291,288
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	21,250	21,886,043
6.25%, 08/09/26	6,216	6,376,521
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	13,838	14,403,314
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	12,155	12,840,619
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	17,310	17,219,216
4.75%, 04/21/26	10,351	10,377,703
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	8,707	8,745,217
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)(c)	6,630	6,665,863
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	14,928	15,186,592
5.88%, 10/30/26	4,005	4,099,034
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	7,005	6,636,541
3.50%, 01/10/27(a)(b)	4,155	4,079,216
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(c)	8,565	8,077,645
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$6,754	$6,553,356
3.38%, 01/14/26	3,554	3,507,619
3.91%, 06/09/27(b)	7,086	7,005,138
4.50%, 10/26/27	4,185	4,178,756
4.75%, 12/10/25	4,920	4,928,622
4.79%, 01/10/29(b)	6,937	7,019,005
4.90%, 06/13/28(b)	5,850	5,933,080
4.94%, 01/12/28(b)	6,950	7,048,044
4.97%, 01/12/26(b)	5,856	5,882,035
5.09%, 06/11/27(b)	4,650	4,724,412
National Bank of Canada
4.50%, 10/10/29	6,785	6,688,681
5.60%, 07/02/27, (1-day SOFR +1.036%)(c)	2,160	2,185,306
5.60%, 12/18/28	5,230	5,384,762
National Securities Clearing Corp.
0.75%, 12/07/25(a)	4,019	3,868,691
4.90%, 06/26/29(a)(b)	3,875	3,918,596
5.00%, 05/30/28(a)	5,260	5,327,755
5.10%, 11/21/27(a)(b)	4,029	4,086,024
5.15%, 06/26/26(a)	3,050	3,078,493
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	8,387	7,979,565
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)(c)	5,718	5,479,297
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(b)(c)	8,442	8,240,353
4.80%, 04/05/26	7,722	7,722,934
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(b)(c)	10,620	10,592,727
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)(c)	8,370	8,343,102
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(c)	11,550	11,556,092
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)(c)	5,630	5,715,808
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)(c)	5,240	5,318,405
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	7,540	7,750,913
5.85%, 03/02/27, (1-year CMT + 1.350%)(c)	5,095	5,150,014
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)(c)	4,650	4,823,882
NatWest Markets PLC
1.60%, 09/29/26(a)(b)	5,402	5,111,448
5.41%, 05/17/29(a)(b)	6,210	6,359,446
5.42%, 05/17/27(a)(b)	4,825	4,901,696
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(b)(c)	2,113	1,985,451
5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(b)(c)	4,005	4,077,499
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(c)(d)	2,395	2,269,263
NongHyup Bank
1.25%, 07/28/26(a)	1,060	1,000,496
4.00%, 01/06/26(a)	150	148,622
4.25%, 07/06/27(a)	3,000	2,968,532
4.88%, 07/03/28(a)	4,200	4,230,746
Nordea Bank Abp
1.50%, 09/30/26(a)(b)	6,639	6,272,718
4.38%, 09/10/29(a)	4,699	4,634,368

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(c)	$315	$305,746
5.00%, 03/19/27(a)(b)	2,795	2,821,948
5.38%, 09/22/27(a)(b)	6,023	6,130,190
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	7,060	6,602,784
4.87%, 09/14/27(a)(b)	5,300	5,287,613
5.09%, 10/16/29(a)(b)	3,415	3,427,725
5.43%, 03/09/28(a)(b)	4,795	4,870,737
Northern Trust Corp.
3.15%, 05/03/29(b)	3,225	3,058,256
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(c)	2,110	2,026,537
3.65%, 08/03/28(b)	3,425	3,333,443
4.00%, 05/10/27	5,797	5,740,410
PNC Bank NA
2.70%, 10/22/29	200	180,390
3.10%, 10/25/27	5,745	5,521,775
3.25%, 01/22/28(b)	4,295	4,133,710
4.05%, 07/26/28(b)	7,740	7,550,623
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,397	3,209,734
2.60%, 07/23/26(b)	5,782	5,602,542
3.15%, 05/19/27(b)	4,073	3,942,381
3.45%, 04/23/29	10,100	9,628,428
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(b)(c)	19,740	19,733,212
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)(c)	6,110	6,144,171
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	5,040	5,098,316
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	6,240	6,348,608
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	13,986	14,334,638
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)(c)	15,209	15,586,822
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(c)	7,704	7,952,173
Regions Financial Corp.
1.80%, 08/12/28	3,185	2,867,434
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)(c)	5,090	5,210,740
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(e)	15	15,914
Royal Bank of Canada
0.88%, 01/20/26	8,655	8,309,189
1.15%, 07/14/26	15,060	14,286,960
1.20%, 04/27/26	11,880	11,348,089
1.40%, 11/02/26	5,575	5,261,011
2.05%, 01/21/27(b)	2,760	2,629,236
3.63%, 05/04/27	6,945	6,806,280
4.24%, 08/03/27	7,268	7,218,534
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(c)	4,385	4,369,967
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	3,450	3,439,746
4.65%, 01/27/26(b)	9,407	9,389,892
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	13,280	13,219,994
4.88%, 01/12/26(b)	7,136	7,165,445
4.88%, 01/19/27	7,165	7,223,638
4.90%, 01/12/28(b)	5,159	5,201,117
4.95%, 02/01/29	7,817	7,915,447
Security	Par (000)	Value
Banks (continued)
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)(c)	$9,845	$9,925,726
5.07%, 07/23/27, (1-day SOFR + 0.790%)(c)	7,795	7,843,949
5.20%, 07/20/26	6,530	6,601,954
5.20%, 08/01/28(b)	5,765	5,884,480
6.00%, 11/01/27	7,591	7,886,713
7.50%, 05/02/84, (5-year CMT + 2.887%)(c)	3,425	3,562,366
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	5,382	5,106,690
3.24%, 10/05/26	5,154	4,992,125
4.40%, 07/13/27	5,734	5,652,345
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	6,200	6,189,023
6.12%, 05/31/27, (1-day SOFR +1.232%)(c)	2,140	2,171,982
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	6,255	6,445,042
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	6,193	6,425,132
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)(c)	3,179	3,316,419
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	5,732	5,440,594
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	5,765	5,465,391
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(b)(c)	5,787	5,595,750
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	7,618	7,936,839
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	850	799,925
3.75%, 09/20/27(a)	1,320	1,277,130
3.88%, 03/24/26(a)(b)	690	678,735
4.00%, 04/23/29(a)(b)	1,470	1,405,957
4.50%, 04/12/28(a)	3,280	3,261,487
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	653	627,490
2.88%, (5-year CMT + 2.064%)(a)(c)(d)	1,910	1,838,656
5.00%, 07/24/28(a)(b)	2,615	2,626,083
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(a)(b)	2,250	2,122,802
5.13%, 03/05/27(a)(b)	4,075	4,127,790
5.38%, 03/05/29(a)	5,065	5,171,983
Societe Generale SA
1.49%, 12/14/26, (1-year CMT + 1.100%)(a)(b)(c)	12,026	11,574,998
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)(c)	7,599	7,216,212
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)(c)	7,415	7,057,268
4.00%, 01/12/27(a)(b)	3,529	3,452,335
4.25%, 08/19/26(a)(b)	6,411	6,284,664
4.68%, 06/15/27(a)(b)	4,690	4,689,049
4.75%, 09/14/28(a)(b)	1,555	1,540,844
5.25%, 02/19/27(a)	6,500	6,524,572
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(c)	6,692	6,740,035
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(c)	6,480	6,556,454
6.45%, 01/12/27, (1-year CMT + 2.300%)(a)(b)(c)	7,685	7,786,364
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(c)	7,640	7,893,865
Standard Chartered PLC
1.46%, 01/14/27, (1-year CMT + 1.000%)(a)(c)	9,628	9,244,668

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(c)	$7,344	$6,997,423
4.05%, 04/12/26(a)	7,990	7,905,989
4.30%, 02/19/27(a)(b)	7,530	7,390,461
4.31%, 05/21/30, (3-mo. LIBOR US + 1.910%)(a)(b)(c)	5,786	5,615,573
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)(c)	965	950,994
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)(c)	9,560	9,488,322
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(c)	6,005	6,095,387
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(b)(c)	5,959	6,024,978
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(c)	6,397	6,511,784
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	9,250	9,584,603
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(c)	2,980	3,086,578
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(c)	4,990	5,338,186
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(c)	5,980	6,427,506
State Street Bank & Trust Co.
4.59%, 11/25/26	3,500	3,509,040
4.78%, 11/23/29	3,500	3,526,826
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)(c)	3,380	3,194,223
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	4,430	4,215,724
2.65%, 05/19/26	4,957	4,831,698
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)(c)	3,516	3,446,815
4.33%, 10/22/27(b)	6,064	6,040,408
4.53%, 02/20/29, (1-day SOFR +1.018%)(c)	6,360	6,339,044
4.99%, 03/18/27(b)	6,710	6,782,631
5.27%, 08/03/26(b)	8,620	8,721,166
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)(c)	6,282	6,518,406
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)(c)	2,648	2,738,073
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(b)	5,810	5,576,130
1.40%, 09/17/26(b)	11,614	10,967,993
1.90%, 09/17/28(b)	10,815	9,761,360
2.17%, 01/14/27	2,415	2,299,259
2.47%, 01/14/29(b)	3,135	2,875,217
2.63%, 07/14/26	12,457	12,061,764
2.72%, 09/27/29(b)	2,905	2,651,701
3.01%, 10/19/26	8,637	8,379,449
3.04%, 07/16/29(b)	15,543	14,437,952
3.20%, 09/17/29(b)	2,500	2,328,326
3.35%, 10/18/27(b)	4,415	4,266,011
3.36%, 07/12/27(b)	10,151	9,864,689
3.45%, 01/11/27(b)	6,672	6,521,097
3.54%, 01/17/28	4,708	4,557,842
3.78%, 03/09/26(b)	8,222	8,133,133
3.94%, 07/19/28(b)	4,614	4,514,604
4.31%, 10/16/28(b)	3,595	3,564,338
5.32%, 07/09/29(b)	4,595	4,703,560
Security	Par (000)	Value
Banks (continued)
5.46%, 01/13/26	$9,402	$9,473,581
5.52%, 01/13/28	11,659	11,945,201
5.72%, 09/14/28	7,182	7,422,369
5.80%, 07/13/28(b)	4,935	5,112,937
5.88%, 07/13/26	4,385	4,463,867
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(a)(b)	1,613	1,521,217
1.55%, 03/25/26(a)(b)	7,552	7,254,375
2.80%, 03/10/27(a)(b)	7,940	7,630,804
4.45%, 09/10/27(a)(b)	3,160	3,144,141
4.50%, 09/10/29(a)(b)	3,885	3,847,142
4.95%, 09/15/27(a)	1,434	1,442,650
5.20%, 03/07/27(a)	4,585	4,643,658
5.20%, 03/07/29(a)(b)	4,715	4,803,784
5.50%, 03/09/28(a)(b)	3,500	3,585,235
5.55%, 09/14/28(a)(b)	3,395	3,491,945
5.65%, 03/09/26(a)	2,417	2,445,764
5.65%, 09/14/26(a)	1,065	1,082,418
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)(c)	5,784	5,495,305
3.95%, 06/10/27(a)(b)	3,270	3,241,677
5.13%, 05/28/27(a)(b)	3,335	3,382,488
5.25%, 06/15/26(a)(b)	1,360	1,374,644
5.50%, 06/15/28(a)(b)	6,457	6,592,058
Swedbank AB
1.54%, 11/16/26(a)(b)	11,803	11,145,808
5.00%, 11/20/29(a)	4,035	4,076,573
5.34%, 09/20/27(a)(b)	4,760	4,824,270
5.41%, 03/14/29(a)(b)	5,055	5,138,048
5.47%, 06/15/26(a)	3,406	3,452,499
6.14%, 09/12/26(a)	3,465	3,541,468
Synchrony Bank, 5.63%, 08/23/27(b)	3,678	3,715,802
Synovus Bank, 5.63%, 02/15/28	2,959	2,978,375
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(c)	2,200	2,239,900
Toronto-Dominion Bank (The)
0.75%, 01/06/26(b)	9,384	9,005,137
1.20%, 06/03/26	10,487	9,967,325
1.25%, 09/10/26	10,719	10,102,279
1.95%, 01/12/27	4,752	4,497,449
2.80%, 03/10/27	6,149	5,909,117
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)(c)	10,001	9,730,133
4.11%, 06/08/27	9,215	9,088,407
4.69%, 09/15/27	8,863	8,875,319
4.98%, 04/05/27(b)	5,185	5,225,346
4.99%, 04/05/29	6,560	6,631,334
5.10%, 01/09/26	4,920	4,939,236
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)(c)	3,755	3,711,226
5.16%, 01/10/28	7,605	7,709,618
5.26%, 12/11/26(b)	5,430	5,500,388
5.52%, 07/17/28	7,722	7,929,586
5.53%, 07/17/26	12,785	12,946,037
7.25%, 07/31/84, (5-year CMT + 2.977%)(b)(c)	3,525	3,611,150
8.13%, 10/31/82, (5-year CMT + 4.075%)(c)	9,475	9,955,098
Truist Bank
3.30%, 05/15/26	4,906	4,801,619
3.80%, 10/30/26	4,608	4,521,954

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27(b)	$4,140	$3,777,576
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	7,738	7,405,350
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	6,291	5,690,383
3.88%, 03/19/29(b)	2,385	2,293,344
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)(c)	4,805	4,724,792
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	9,150	9,150,424
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	9,585	9,751,731
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	9,907	10,080,827
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)(c)	11,532	12,409,753
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	8,520	8,074,784
3.00%, 07/30/29(b)	2,530	2,340,641
3.10%, 04/27/26(b)	3,569	3,496,959
3.90%, 04/26/28(b)	5,276	5,161,363
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	11,425	11,369,473
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)(c)	10,047	10,007,475
5.10%, 07/23/30, (1-day SOFR +1.250%)(c)	8,695	8,772,042
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	9,920	10,112,716
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	10,558	10,885,993
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	3,260	3,377,403
Series V, 2.38%, 07/22/26	8,776	8,482,291
Series X, 3.15%, 04/27/27	7,842	7,603,254
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(c)	1,305	1,298,818
UBS AG/London
1.25%, 06/01/26	5,064	4,819,728
5.65%, 09/11/28	9,660	9,991,749
UBS AG/Stamford CT
1.25%, 08/07/26(b)	9,657	9,133,556
5.00%, 07/09/27(b)	5,912	5,959,787
7.50%, 02/15/28(b)	15,400	16,600,020
UBS Group AG
1.31%, 02/02/27, (1-day SOFR Index + 0.980%)(a)(b)(c)	12,894	12,348,352
1.36%, 01/30/27, (1-year CMT + 1.080%)(a)(c)	9,149	8,772,214
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(c)	12,830	12,108,624
3.13%, 08/13/30, (3-mo. LIBOR US + 1.468%)(a)(c)	9,825	9,048,844
3.87%, 01/12/29, (3-mo. LIBOR US + 1.410%)(a)(b)(c)	12,480	12,101,595
4.13%, 04/15/26(a)	12,151	12,018,385
4.25%, 03/23/28(a)(b)	12,580	12,337,430
4.28%, 01/09/28(a)	14,460	14,259,972
4.55%, 04/17/26	13,371	13,346,640
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)(c)	11,420	11,368,071
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(c)	6,910	6,887,169
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(c)	11,190	11,380,733
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(a)(c)	10,635	10,896,184
5.71%, 01/12/27, (1-year CMT + 1.550%)(a)(c)	11,870	11,965,034
Security	Par (000)	Value
Banks (continued)
6.25%, 09/22/29, (1-year CMT + 1.800%)(a)(c)	$9,390	$9,821,079
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(c)	7,140	7,335,669
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(b)(c)	10,691	11,103,686
UniCredit SpA, 1.98%, 06/03/27, (1-year CMT + 1.200%)(a)(b)(c)	6,646	6,346,562
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(b)	600	573,649
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)	3,225	3,047,635
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(c)	6,175	5,995,859
Wachovia Corp., 7.57%, 08/01/26(b)(e)	3,768	3,916,903
Webster Financial Corp., 4.10%, 03/25/29(b)	1,655	1,585,376
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	20,963	19,775,239
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	20,440	18,675,293
3.00%, 04/22/26	20,332	19,859,330
3.00%, 10/23/26	16,146	15,661,409
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(c)	16,277	15,878,447
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	25,828	25,107,138
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	19,722	19,154,039
4.10%, 06/03/26(b)	16,144	15,982,672
4.15%, 01/24/29	11,639	11,400,037
4.30%, 07/22/27	16,917	16,750,573
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	19,558	19,549,318
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	18,855	19,117,094
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	25,927	26,579,902
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)(c)	20,625	21,038,238
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	16,630	17,489,860
Wells Fargo Bank NA
4.81%, 01/15/26	6,270	6,288,749
5.25%, 12/11/26	15,920	16,126,772
5.45%, 08/07/26	13,684	13,870,201
Westpac Banking Corp.
1.15%, 06/03/26	8,349	7,948,777
1.95%, 11/20/28	7,740	7,041,386
2.70%, 08/19/26(b)	5,894	5,726,406
2.85%, 05/13/26	8,964	8,760,440
3.35%, 03/08/27	5,714	5,592,350
3.40%, 01/25/28	6,305	6,110,935
4.04%, 08/26/27	5,210	5,171,500
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)(c)	6,185	5,888,675
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	9,253	9,117,421
4.60%, 10/20/26	3,020	3,030,266
5.05%, 04/16/29	6,445	6,585,797
5.20%, 04/16/26	4,435	4,479,886
5.46%, 11/18/27(b)	7,194	7,397,052
5.54%, 11/17/28	9,337	9,708,771
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	4,698	4,725,913
5.13%, 02/26/27(a)(b)	3,960	4,003,763
5.20%, 02/28/29(a)(b)	5,095	5,181,428

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wintrust Financial Corp., 4.85%, 06/06/29(b)	$940	$899,707
Woori Bank
0.75%, 02/01/26(a)	900	858,925
2.00%, 01/20/27(a)	1,320	1,250,413
4.75%, 01/24/27(a)(b)	675	676,847
4.75%, 01/24/29(a)	2,400	2,408,651
4.88%, 01/26/28(a)(b)	2,660	2,679,777
5.13%, 08/06/28(a)	295	295,186
6.38%, , (5-year CMT +2.277%)(a)(c)(d)	2,325	2,376,701
Zions Bancorp NA, 3.25%, 10/29/29	25	22,265
		6,422,512,163
Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(b)	460	455,395
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	12,219	12,073,487
4.75%, 01/23/29	26,917	27,183,118
Bacardi Ltd.
2.75%, 07/15/26(a)(b)	705	679,615
4.70%, 05/15/28(a)	1,065	1,056,017
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(a)	200	201,788
Coca-Cola Co. (The)
1.00%, 03/15/28(b)	8,140	7,350,929
1.45%, 06/01/27	9,083	8,485,772
1.50%, 03/05/28(b)	4,945	4,532,732
2.13%, 09/06/29(b)	6,450	5,842,087
2.90%, 05/25/27	3,046	2,951,145
3.38%, 03/25/27	6,055	5,942,150
Coca-Cola Consolidated Inc., 5.25%, 06/01/29(b)	4,875	4,990,057
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(a)	3,063	2,866,332
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	250	238,630
Constellation Brands Inc.
3.15%, 08/01/29	5,520	5,140,847
3.50%, 05/09/27	3,074	2,990,342
3.60%, 02/15/28(b)	4,706	4,551,344
3.70%, 12/06/26	3,714	3,650,096
4.35%, 05/09/27	3,656	3,631,540
4.65%, 11/15/28	3,275	3,269,343
4.75%, 12/01/25	2,254	2,252,855
4.80%, 01/15/29	2,750	2,756,409
5.00%, 02/02/26	3,240	3,238,619
Diageo Capital PLC
2.38%, 10/24/29	6,155	5,578,250
3.88%, 05/18/28(b)	2,760	2,712,397
5.30%, 10/24/27(b)	4,550	4,654,695
5.38%, 10/05/26(b)	4,785	4,856,541
Heineken NV, 3.50%, 01/29/28(a)(b)	7,585	7,364,537
JDE Peet's NV, 1.38%, 01/15/27(a)	4,777	4,442,951
Keurig Dr Pepper Inc.
2.55%, 09/15/26	2,448	2,360,784
3.43%, 06/15/27(b)	3,988	3,876,559
3.95%, 04/15/29(b)	6,365	6,175,798
4.60%, 05/25/28	7,417	7,402,867
5.05%, 03/15/29	4,955	5,022,692
5.10%, 03/15/27(b)	3,334	3,375,735
Molson Coors Beverage Co., 3.00%, 07/15/26	11,994	11,674,243
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
2.38%, 10/06/26(b)	$5,924	$5,718,500
2.63%, 03/19/27	3,389	3,263,742
2.63%, 07/29/29(b)	6,269	5,810,375
2.85%, 02/24/26	4,508	4,426,094
3.00%, 10/15/27	9,085	8,777,325
3.60%, 02/18/28	4,961	4,860,501
4.45%, 05/15/28(b)	4,302	4,331,158
4.50%, 07/17/29	5,390	5,428,294
4.55%, 02/13/26	3,072	3,077,221
5.13%, 11/10/26(b)	4,212	4,270,630
7.00%, 03/01/29(b)	3,400	3,745,357
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	3,020	3,036,892
4.65%, 02/16/27(b)	3,019	3,038,369
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(a)(b)	4,539	4,053,070
Pernod Ricard SA, 3.25%, 06/08/26(a)(b)	3,619	3,543,238
Suntory Holdings Ltd., 5.12%, 06/11/29(a)	3,955	4,012,655
		257,222,119
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28	8,005	7,212,094
2.20%, 02/21/27	10,830	10,291,335
2.60%, 08/19/26	7,409	7,161,512
3.00%, 02/22/29	5,430	5,092,799
3.20%, 11/02/27(b)	3,355	3,239,423
4.05%, 08/18/29	7,945	7,730,981
5.15%, 03/02/28	23,555	23,908,491
5.51%, 03/02/26	5,825	5,825,064
Bio-Rad Laboratories Inc., 3.30%, 03/15/27(b)	2,726	2,644,874
CSL Finance PLC
3.85%, 04/27/27(a)(b)	2,985	2,923,129
4.05%, 04/27/29(a)(b)	1,556	1,517,674
Gilead Sciences Inc.
1.20%, 10/01/27	4,639	4,240,226
2.95%, 03/01/27(b)	7,607	7,358,937
3.65%, 03/01/26	16,502	16,300,734
4.80%, 11/15/29	4,860	4,886,565
Illumina Inc.
4.65%, 09/09/26	2,654	2,643,972
5.75%, 12/13/27	3,380	3,466,752
5.80%, 12/12/25	3,140	3,166,688
Royalty Pharma PLC
1.75%, 09/02/27	6,093	5,620,433
5.15%, 09/02/29	3,535	3,558,218
		128,789,901
Building Materials — 0.4%
Carrier Global Corp., 2.49%, 02/15/27	5,136	4,913,612
Cemex SAB de CV, 5.45%, 11/19/29(a)	200	198,841
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	2,715	2,633,987
3.95%, 04/04/28(a)(b)	5,806	5,679,369
CRH SMW Finance DAC, 5.20%, 05/21/29	5,295	5,386,015
Fortune Brands Innovations Inc., 3.25%, 09/15/29(b)	4,050	3,786,285
Holcim Finance U.S. LLC, 3.50%, 09/22/26(a)(b)	2,261	2,208,413
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	120	117,074

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC, 3.90%, 02/14/26	$2,657	$2,628,288
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29(b)	4,975	5,130,762
Lennox International Inc.
1.70%, 08/01/27	1,628	1,504,920
5.50%, 09/15/28(b)	3,380	3,464,549
Martin Marietta Materials Inc.
3.45%, 06/01/27(b)	1,200	1,167,439
3.50%, 12/15/27(b)	3,395	3,289,965
Masco Corp.
1.50%, 02/15/28	4,075	3,701,507
3.50%, 11/15/27(b)	855	826,407
Mohawk Industries Inc., 5.85%, 09/18/28	3,895	4,026,925
Owens Corning
3.40%, 08/15/26	2,245	2,194,629
3.95%, 08/15/29	2,805	2,705,925
5.50%, 06/15/27	1,905	1,942,375
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,216	2,182,999
3.80%, 03/21/29	7,460	7,233,186
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	2,225	2,168,084
Vulcan Materials Co.
3.90%, 04/01/27(b)	2,281	2,249,102
4.95%, 12/01/29	2,995	3,019,898
		74,360,556
Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	3,345	3,020,951
2.50%, 09/27/26(a)(b)	5,558	5,358,141
Air Products and Chemicals Inc.
1.85%, 05/15/27	4,200	3,950,253
4.60%, 02/08/29	5,936	5,972,055
Albemarle Corp., 4.65%, 06/01/27	4,215	4,194,500
Alpek SAB de CV, 4.25%, 09/18/29(a)	365	338,912
Bayport Polymers LLC, 4.74%, 04/14/27(a)(b)	930	917,984
Cabot Corp.
3.40%, 09/15/26	1,463	1,425,391
4.00%, 07/01/29	2,000	1,931,145
Celanese U.S. Holdings LLC
1.40%, 08/05/26	2,360	2,203,560
6.17%, 07/15/27	12,058	12,302,421
6.33%, 07/15/29	5,205	5,379,349
6.60%, 11/15/28(b)	6,400	6,626,621
CF Industries Inc., 4.50%, 12/01/26(a)(b)	4,931	4,883,209
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(a)(b)	4,164	4,064,634
3.70%, 06/01/28(a)(b)	3,855	3,724,524
Dow Chemical Co. (The)
4.80%, 11/30/28	3,868	3,884,379
7.38%, 11/01/29(b)	4,705	5,229,331
DuPont de Nemours Inc., 4.73%, 11/15/28	18,065	18,213,112
Eastman Chemical Co.
4.50%, 12/01/28(b)	2,990	2,968,779
5.00%, 08/01/29(b)	3,430	3,458,345
Ecolab Inc.
1.65%, 02/01/27	3,161	2,981,573
2.70%, 11/01/26(b)	4,501	4,357,910
3.25%, 12/01/27	3,220	3,106,175
Security	Par (000)	Value
Chemicals (continued)
5.25%, 01/15/28(b)	$3,430	$3,520,132
EIDP Inc., 4.50%, 05/15/26	2,019	2,018,532
FMC Corp.
3.20%, 10/01/26(b)	2,923	2,832,422
3.45%, 10/01/29(b)	2,890	2,683,300
5.15%, 05/18/26(b)	2,975	2,982,554
Huntsman International LLC, 4.50%, 05/01/29	5,089	4,900,211
International Flavors & Fragrances Inc.
1.83%, 10/15/27(a)	7,365	6,776,057
4.45%, 09/26/28	1,125	1,110,126
Kraton Corp., 5.00%, 07/15/27(a)(b)	1,530	1,540,492
LG Chem Ltd.
1.38%, 07/07/26(a)	3,970	3,751,346
3.63%, 04/15/29(a)(b)	1,530	1,454,796
Linde Inc./CT
3.20%, 01/30/26	4,367	4,305,593
4.70%, 12/05/25	3,445	3,453,303
LYB Finance Co. BV, 8.10%, 03/15/27(a)	3,070	3,245,322
LYB International Finance II BV, 3.50%, 03/02/27(b)	3,435	3,346,178
MEGlobal BV
2.63%, 04/28/28(a)	4,485	4,085,839
4.25%, 11/03/26(a)	6,551	6,413,495
Mosaic Co. (The)
4.05%, 11/15/27	4,415	4,335,034
5.38%, 11/15/28	2,625	2,684,367
Nutrien Ltd.
4.00%, 12/15/26(b)	2,944	2,901,120
4.20%, 04/01/29	4,840	4,748,042
4.90%, 03/27/28	5,121	5,158,756
5.20%, 06/21/27	2,345	2,380,054
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(a)	3,579	3,389,706
4.00%, 10/04/27(a)(b)	3,090	2,951,080
PPG Industries Inc.
1.20%, 03/15/26	4,168	3,983,244
2.80%, 08/15/29	1,990	1,831,689
3.75%, 03/15/28(b)	3,590	3,497,293
Rohm & Haas Co., 7.85%, 07/15/29(b)	4,300	4,800,934
RPM International Inc.
3.75%, 03/15/27(b)	2,759	2,700,305
4.55%, 03/01/29(b)	2,520	2,502,813
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	5,610	5,528,122
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5,470	5,068,417
3.45%, 06/01/27	9,297	9,059,870
3.95%, 01/15/26	1,936	1,922,200
4.55%, 03/01/28(b)	165	165,071
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(a)(b)	2,500	2,417,898
Solvay Finance America LLC, 5.65%, 06/04/29(a)	3,565	3,663,303
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,708,849
Westlake Corp., 3.60%, 08/15/26	4,408	4,322,954
Yara International ASA
3.80%, 06/06/26(a)(b)	2,174	2,135,729
4.75%, 06/01/28(a)(b)	3,680	3,653,646
		257,423,448
Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(a)(b)	1,935	1,748,536

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.20%, 08/04/27(a)(b)	$2,435	$2,201,104
4.38%, 07/03/29(a)	505	444,322
Ashtead Capital Inc.
1.50%, 08/12/26(a)	3,063	2,891,527
4.00%, 05/01/28(a)	3,890	3,763,200
4.25%, 11/01/29(a)	600	575,886
4.38%, 08/15/27(a)	3,500	3,451,151
Automatic Data Processing Inc., 1.70%, 05/15/28	2,919	2,678,444
Block Financial LLC, 2.50%, 07/15/28	910	833,320
Cintas Corp. No. 2, 3.70%, 04/01/27	5,297	5,201,331
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	6,370	6,379,986
DP World Crescent Ltd., 4.85%, 09/26/28(a)	1,755	1,743,503
Element Fleet Management Corp.
5.64%, 03/13/27(a)(b)	3,340	3,397,221
6.27%, 06/26/26(a)(b)	4,315	4,395,375
6.32%, 12/04/28(a)(b)	4,495	4,736,365
Equifax Inc.
2.60%, 12/15/25	2,313	2,259,912
3.25%, 06/01/26(b)	1,605	1,567,482
4.80%, 09/15/29	4,760	4,735,542
5.10%, 12/15/27(b)	4,710	4,763,243
5.10%, 06/01/28(b)	3,938	3,975,603
ERAC USA Finance LLC
3.30%, 12/01/26(a)	3,345	3,258,093
4.60%, 05/01/28(a)	6,090	6,084,966
5.00%, 02/15/29(a)(b)	5,005	5,079,552
Experian Finance PLC, 4.25%, 02/01/29(a)	4,080	4,004,783
Global Payments Inc.
1.20%, 03/01/26	6,490	6,201,638
2.15%, 01/15/27	4,116	3,906,816
3.20%, 08/15/29(b)	7,770	7,196,339
4.45%, 06/01/28(b)	4,125	4,071,129
4.80%, 04/01/26(b)	4,474	4,472,435
4.95%, 08/15/27	381	382,839
5.30%, 08/15/29	3,635	3,676,598
GXO Logistics Inc.
1.65%, 07/15/26	2,206	2,094,742
6.25%, 05/06/29	3,965	4,103,773
Leland Stanford Junior University (The), 1.29%, 06/01/27(b)	1,447	1,342,182
Moody's Corp.
3.25%, 01/15/28	1,690	1,630,505
4.25%, 02/01/29(b)	2,330	2,307,610
PayPal Holdings Inc.
2.65%, 10/01/26	7,486	7,242,653
2.85%, 10/01/29	9,615	8,902,490
3.90%, 06/01/27	3,305	3,266,189
Quanta Services Inc., 4.75%, 08/09/27(b)	510	510,205
RELX Capital Inc., 4.00%, 03/18/29	6,830	6,663,828
S&P Global Inc.
2.45%, 03/01/27(b)	7,852	7,514,778
2.70%, 03/01/29	8,585	7,982,387
2.95%, 01/22/27	3,107	3,012,967
4.25%, 05/01/29	7,560	7,465,050
4.75%, 08/01/28(b)	1,260	1,270,114
Sodexo Inc., 1.63%, 04/16/26(a)(b)	3,042	2,904,612
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27(a)(b)	2,624	2,538,742
4.13%, 02/02/26(a)(b)	3,115	3,084,413
Security	Par (000)	Value
Commercial Services (continued)
Triton Container International Ltd., 2.05%, 04/15/26(a)(b)	$3,399	$3,248,902
UL Solutions Inc., 6.50%, 10/20/28(a)	2,030	2,133,911
Verisk Analytics Inc., 4.13%, 03/15/29	4,275	4,192,419
		193,490,713
Computers — 2.0%
Accenture Capital Inc.
3.90%, 10/04/27	4,450	4,398,591
4.05%, 10/04/29(b)	7,270	7,142,514
Apple Inc.
0.70%, 02/08/26(b)	14,914	14,284,371
1.20%, 02/08/28	15,819	14,379,359
1.40%, 08/05/28	12,880	11,629,807
2.05%, 09/11/26	11,940	11,474,219
2.20%, 09/11/29	11,315	10,295,846
2.45%, 08/04/26	13,505	13,093,723
2.90%, 09/12/27	12,568	12,118,868
3.00%, 06/20/27(b)	6,348	6,159,928
3.00%, 11/13/27(b)	9,538	9,225,573
3.20%, 05/11/27(b)	12,542	12,227,881
3.25%, 02/23/26	19,437	19,184,515
3.25%, 08/08/29	6,815	6,516,887
3.35%, 02/09/27	14,131	13,855,290
4.00%, 05/10/28	9,723	9,664,965
4.42%, 05/08/26(b)	60	59,939
Booz Allen Hamilton Inc.
3.88%, 09/01/28(a)(b)	3,915	3,747,769
4.00%, 07/01/29(a)(b)	2,970	2,824,937
CGI Inc., 1.45%, 09/14/26	3,607	3,402,806
Dell Inc., 7.10%, 04/15/28(b)	950	1,020,902
Dell International LLC/EMC Corp.
4.90%, 10/01/26	10,292	10,312,068
5.25%, 02/01/28(b)	6,602	6,721,283
5.30%, 10/01/29	8,155	8,330,777
6.02%, 06/15/26	14,784	15,010,236
6.10%, 07/15/27(b)	3,422	3,535,750
DXC Technology Co.
1.80%, 09/15/26	4,027	3,806,247
2.38%, 09/15/28(b)	4,015	3,629,802
Fortinet Inc., 1.00%, 03/15/26	3,035	2,893,698
Gartner Inc.
3.63%, 06/15/29(a)	3,325	3,106,041
4.50%, 07/01/28(a)	2,323	2,267,745
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26(b)	2,077	1,992,999
6.00%, 06/04/29	2,645	2,735,722
HCL America Inc., 1.38%, 03/10/26(a)	1,526	1,459,717
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	4,566	4,387,391
4.40%, 09/25/27	7,215	7,173,739
4.45%, 09/25/26	7,178	7,146,908
4.55%, 10/15/29	10,050	9,952,528
5.25%, 07/01/28(b)	4,387	4,465,236
HP Inc.
1.45%, 06/17/26	3,000	2,853,504
3.00%, 06/17/27(b)	6,465	6,208,465
4.00%, 04/15/29	7,485	7,253,705
4.75%, 01/15/28(b)	5,754	5,778,784
IBM International Capital Pte Ltd.
4.60%, 02/05/27(b)	3,135	3,146,850
4.60%, 02/05/29(b)	3,622	3,628,628

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.70%, 02/05/26(b)	$3,505	$3,509,583
International Business Machines Corp.
1.70%, 05/15/27(b)	7,632	7,136,592
2.20%, 02/09/27(b)	4,115	3,918,408
3.30%, 05/15/26	17,945	17,626,988
3.30%, 01/27/27	3,211	3,134,388
3.45%, 02/19/26(b)	8,153	8,042,304
3.50%, 05/15/29(b)	20,023	19,181,631
4.15%, 07/27/27(b)	4,598	4,556,695
4.50%, 02/06/26(b)	4,985	4,980,214
4.50%, 02/06/28(b)	6,595	6,600,637
6.22%, 08/01/27(b)	2,659	2,777,523
6.50%, 01/15/28(b)	1,420	1,501,707
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,975	3,774,726
2.70%, 10/15/28	2,820	2,595,327
Lenovo Group Ltd., 5.83%, 01/27/28(a)(b)	730	745,803
NetApp Inc., 2.38%, 06/22/27(b)	3,744	3,545,644
Western Digital Corp., 2.85%, 02/01/29	2,200	1,969,612
Wipro IT Services LLC, 1.50%, 06/23/26(a)(b)	3,910	3,708,429
		413,812,724
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	3,360	3,264,651
4.60%, 03/01/28(b)	2,798	2,852,132
4.80%, 03/02/26(b)	3,258	3,275,436
Conopco Inc.
Series E, 7.25%, 12/15/26(b)	3,265	3,439,272
Series F, 6.63%, 04/15/28(b)	2,575	2,748,053
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27	3,370	3,269,494
4.38%, 05/15/28(b)	5,072	5,044,939
Haleon U.S. Capital LLC
3.38%, 03/24/27	11,995	11,667,526
3.38%, 03/24/29	8,355	7,919,184
Kenvue Inc.
5.05%, 03/22/28	7,163	7,311,791
5.35%, 03/22/26	4,750	4,799,967
Procter & Gamble Co. (The)
1.00%, 04/23/26(b)	6,250	5,987,853
1.90%, 02/01/27	6,127	5,838,977
2.45%, 11/03/26	5,276	5,096,452
2.70%, 02/02/26(b)	3,486	3,419,862
2.80%, 03/25/27	3,065	2,970,770
2.85%, 08/11/27	4,585	4,426,056
3.95%, 01/26/28(b)	4,300	4,280,482
4.10%, 01/26/26(b)	3,805	3,796,869
4.15%, 10/24/29(b)	3,105	3,098,041
4.35%, 01/29/29(b)	4,370	4,391,179
Unilever Capital Corp.
2.00%, 07/28/26(b)	4,219	4,064,296
2.13%, 09/06/29	5,760	5,194,932
2.90%, 05/05/27(b)	6,975	6,748,502
3.50%, 03/22/28	8,180	7,975,415
4.25%, 08/12/27	2,978	2,970,409
4.88%, 09/08/28(b)	4,550	4,626,310
		130,478,850
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
4.25%, 04/20/27(a)(b)	1,710	1,687,238
Security	Par (000)	Value
Distribution & Wholesale (continued)
4.50%, 10/24/28(a)	$4,800	$4,724,015
LKQ Corp., 5.75%, 06/15/28	5,140	5,253,950
Mitsubishi Corp.
1.13%, 07/15/26(a)(b)	8,892	8,397,932
5.00%, 07/05/28(a)(b)	4,960	5,018,686
5.00%, 07/02/29(a)(b)	3,190	3,240,443
		28,322,264
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	5,793	5,593,265
2.45%, 10/29/26	23,728	22,682,034
3.00%, 10/29/28	22,505	21,015,126
3.65%, 07/21/27(b)	6,996	6,801,388
3.88%, 01/23/28(b)	3,475	3,383,790
4.45%, 04/03/26(b)	2,903	2,886,590
4.63%, 10/15/27(b)	3,890	3,877,600
4.63%, 09/10/29	7,745	7,647,919
5.10%, 01/19/29(b)	7,347	7,412,952
5.75%, 06/06/28(b)	5,390	5,557,386
6.10%, 01/15/27	5,845	5,989,880
6.45%, 04/15/27	4,890	5,066,447
Air Lease Corp.
1.88%, 08/15/26	7,236	6,889,931
2.10%, 09/01/28	1,435	1,303,546
2.20%, 01/15/27(b)	4,035	3,830,181
2.88%, 01/15/26(b)	8,747	8,558,724
3.25%, 10/01/29(b)	2,680	2,498,687
3.63%, 04/01/27(b)	4,342	4,201,901
3.63%, 12/01/27	3,145	3,043,523
3.75%, 06/01/26	4,383	4,315,434
4.63%, 10/01/28	3,305	3,289,306
5.10%, 03/01/29(b)	3,470	3,515,248
5.30%, 06/25/26(b)	3,493	3,518,792
5.30%, 02/01/28(b)	4,475	4,544,368
5.85%, 12/15/27(b)	4,000	4,118,505
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(a)(b)	3,630	3,700,570
Aircastle Ltd.
2.85%, 01/26/28(a)	4,425	4,145,080
4.25%, 06/15/26	3,969	3,923,373
5.95%, 02/15/29(a)(b)	3,810	3,925,096
6.50%, 07/18/28(a)	3,432	3,581,155
Ally Financial Inc.
2.20%, 11/02/28(b)	5,400	4,867,040
4.75%, 06/09/27(b)	4,250	4,241,073
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)(c)	4,822	5,048,726
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	5,720	6,004,168
7.10%, 11/15/27(b)	4,405	4,663,901
American Express Co.
1.65%, 11/04/26	8,612	8,144,615
2.55%, 03/04/27	12,899	12,345,233
3.13%, 05/20/26	6,218	6,093,119
3.30%, 05/03/27	12,242	11,880,032
4.05%, 05/03/29(b)	6,944	6,828,594
4.90%, 02/13/26	7,630	7,652,812
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	4,480	4,513,721
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	5,510	5,549,581
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	10,937	11,122,864

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	$6,560	$6,629,278
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(c)	9,090	9,338,770
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(c)	7,065	7,145,715
5.85%, 11/05/27(b)	11,540	11,943,605
American Express Credit Corp., 3.30%, 05/03/27(b)	2,095	2,037,315
Ameriprise Financial Inc.
2.88%, 09/15/26	2,827	2,750,477
5.70%, 12/15/28	5,294	5,519,618
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	675	618,543
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(a)(b)(c)	2,810	2,686,391
Ares Management Corp., 6.38%, 11/10/28(b)	1,990	2,101,559
Aviation Capital Group LLC
1.95%, 01/30/26(a)	4,401	4,245,871
1.95%, 09/20/26(a)(b)	4,573	4,329,873
3.50%, 11/01/27(a)(b)	3,135	3,006,794
5.38%, 07/15/29(a)(b)	3,550	3,608,084
6.25%, 04/15/28(a)	3,410	3,538,687
6.75%, 10/25/28(a)(b)	2,872	3,036,098
Avolon Holdings Funding Ltd.
2.13%, 02/21/26(a)(b)	4,633	4,468,968
2.53%, 11/18/27(a)(b)	11,880	11,046,657
2.75%, 02/21/28(a)	3,535	3,291,809
3.25%, 02/15/27(a)	3,522	3,382,772
4.25%, 04/15/26(a)	5,900	5,821,528
4.38%, 05/01/26(a)	4,362	4,308,156
5.50%, 01/15/26(a)	3,801	3,808,009
5.75%, 03/01/29(a)(b)	7,040	7,205,643
5.75%, 11/15/29(a)(b)	5,255	5,387,861
6.38%, 05/04/28(a)	7,300	7,577,045
BGC Group Inc.
4.38%, 12/15/25	1,562	1,546,593
6.60%, 06/10/29	2,875	2,941,725
8.00%, 05/25/28(b)	1,065	1,140,570
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(a)(b)	6,210	5,585,161
3.15%, 10/02/27(a)(b)	1,994	1,910,602
5.90%, 11/03/27(a)(b)	3,843	3,973,247
BOC Aviation Ltd.
3.00%, 09/11/29(a)	3,365	3,119,488
3.50%, 09/18/27(a)	1,230	1,190,626
3.88%, 04/27/26(a)(b)	7,692	7,596,313
BOC Aviation USA Corp., 5.75%, 11/09/28(a)(b)	1,755	1,818,152
Brookfield Finance Inc.
3.90%, 01/25/28	6,985	6,836,180
4.25%, 06/02/26	3,004	2,984,784
4.85%, 03/29/29(b)	7,325	7,345,515
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(a)	1,150	1,179,048
Cantor Fitzgerald LP
4.50%, 04/14/27(a)	2,320	2,278,270
7.20%, 12/12/28(a)(b)	4,950	5,204,698
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	7,871	7,432,767
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	7,660	7,129,567
3.65%, 05/11/27	5,464	5,327,745
3.75%, 07/28/26	9,729	9,535,247
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 03/09/27	$7,744	$7,571,382
3.80%, 01/31/28	8,554	8,286,523
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	8,948	8,949,907
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	5,520	5,549,636
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	5,980	6,061,929
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	6,150	6,221,431
5.70%, 02/01/30, (1-day SOFR + 1.905%)(b)(c)	6,150	6,295,783
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	10,515	10,923,078
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	4,575	4,759,098
Cboe Global Markets Inc., 3.65%, 01/12/27(b)	4,578	4,499,670
Charles Schwab Corp. (The)
0.90%, 03/11/26	7,429	7,086,864
1.15%, 05/13/26	6,057	5,769,052
2.00%, 03/20/28(b)	8,485	7,822,661
2.45%, 03/03/27(b)	9,281	8,871,052
2.75%, 10/01/29	3,320	3,042,677
3.20%, 03/02/27	3,916	3,803,594
3.20%, 01/25/28(b)	3,772	3,624,048
3.25%, 05/22/29(b)	4,170	3,943,767
3.30%, 04/01/27	4,740	4,607,586
3.45%, 02/13/26(b)	2,045	2,017,575
4.00%, 02/01/29(b)	4,285	4,192,524
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	7,971	8,195,070
5.88%, 08/24/26(b)	6,190	6,315,437
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)(c)	8,535	8,988,119
CI Financial Corp., 7.50%, 05/30/29(a)	4,095	4,363,892
Citadel Finance LLC, 3.38%, 03/09/26(a)	3,512	3,421,164
Citadel LP, 4.88%, 01/15/27(a)(b)	3,206	3,171,546
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	50	50,883
CME Group Inc., 3.75%, 06/15/28(b)	5,242	5,142,513
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)	5,441	5,348,209
Discover Financial Services
4.10%, 02/09/27	6,402	6,316,576
4.50%, 01/30/26	2,474	2,463,100
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, 3.88%, 02/15/26(a)	2,432	2,361,720
Eaton Vance Corp., 3.50%, 04/06/27(b)	2,228	2,176,417
Enact Holdings Inc., 6.25%, 05/28/29	5,035	5,163,304
FMR LLC, 7.57%, 06/15/29(a)(b)	4,895	5,474,550
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)(b)	995	979,230
Invesco Finance PLC, 3.75%, 01/15/26	2,980	2,947,095
Jefferies Financial Group Inc.
4.85%, 01/15/27	4,772	4,782,564
5.88%, 07/21/28	7,772	8,013,687
6.45%, 06/08/27	2,247	2,327,318
Lazard Group LLC
3.63%, 03/01/27	2,158	2,102,960
4.38%, 03/11/29	1,525	1,496,205
4.50%, 09/19/28	5,000	4,934,448
Legg Mason Inc., 4.75%, 03/15/26(b)	2,742	2,744,173
LPL Holdings Inc.
4.00%, 03/15/29(a)	5,475	5,202,101
4.63%, 11/15/27(a)	3,830	3,770,088
5.70%, 05/20/27(b)	1,715	1,743,326
6.75%, 11/17/28(b)	3,070	3,254,432
LSEG U.S. Fin Corp., 4.88%, 03/28/27(a)	3,520	3,532,862

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
LSEGA Financing PLC
1.38%, 04/06/26(a)	$6,034	$5,778,543
2.00%, 04/06/28(a)	2,500	2,292,500
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)	3,100	3,205,636
8.13%, 03/30/29(a)	1,875	1,978,258
8.38%, 05/01/28(a)	260	273,231
Marex Group PLC, 6.40%, 11/04/29	3,460	3,498,619
Mastercard Inc.
2.95%, 11/21/26	4,502	4,377,759
2.95%, 06/01/29	7,200	6,772,457
3.30%, 03/26/27(b)	6,605	6,457,523
3.50%, 02/26/28(b)	3,490	3,405,383
4.10%, 01/15/28(b)	2,863	2,844,943
4.88%, 03/09/28(b)	4,844	4,921,471
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(a)	2,610	2,622,965
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(a)	40	40,354
5.81%, 09/12/28(a)(b)	2,785	2,875,081
Nasdaq Inc.
3.85%, 06/30/26	3,051	3,012,984
5.35%, 06/28/28	7,827	8,006,578
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(a)(b)	1,942	1,900,252
Nomura Holdings Inc.
1.65%, 07/14/26	7,415	7,036,289
2.17%, 07/14/28	6,945	6,307,686
2.33%, 01/22/27	7,549	7,154,818
2.71%, 01/22/29(b)	3,705	3,389,402
5.39%, 07/06/27(b)	3,130	3,163,357
5.59%, 07/02/27(b)	3,060	3,112,963
5.61%, 07/06/29(b)	3,310	3,396,624
5.71%, 01/09/26(b)	3,605	3,630,240
5.84%, 01/18/28(b)	3,795	3,895,098
6.07%, 07/12/28(b)	5,635	5,848,603
Nuveen LLC, 4.00%, 11/01/28(a)	2,300	2,252,721
ORIX Corp.
3.70%, 07/18/27(b)	1,230	1,198,668
4.65%, 09/10/29(b)	4,035	4,012,067
5.00%, 09/13/27(b)	8,149	8,217,995
Power Finance Corp. Ltd., 6.15%, 12/06/28(a)(b)	920	954,180
Radian Group Inc.
4.88%, 03/15/27	2,590	2,570,478
6.20%, 05/15/29(b)	4,355	4,496,731
REC Ltd.
4.75%, 09/27/29(a)	3,295	3,238,645
5.63%, 04/11/28(a)(b)	4,095	4,157,322
SURA Asset Management SA, 4.38%, 04/11/27(a)	1,780	1,745,424
Synchrony Financial
3.70%, 08/04/26	1,137	1,111,392
3.95%, 12/01/27	5,045	4,871,691
5.15%, 03/19/29	7,827	7,765,399
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)(c)	3,155	3,222,483
USAA Capital Corp., 5.25%, 06/01/27(a)	205	208,490
Visa Inc.
0.75%, 08/15/27(b)	2,857	2,608,314
1.90%, 04/15/27(b)	9,341	8,831,978
2.75%, 09/15/27	4,696	4,514,619
3.15%, 12/14/25(b)	23,759	23,446,581
Security	Par (000)	Value
Diversified Financial Services (continued)
Voya Financial Inc.
3.65%, 06/15/26(b)	$2,715	$2,667,981
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(c)	2,068	1,924,552
Western Union Co. (The), 1.35%, 03/15/26	3,622	3,457,055
		934,041,909
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	3,480	3,172,037
4.38%, 06/22/26(a)	6,535	6,494,940
4.38%, 01/24/29(a)	470	463,558
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	3,030	2,832,369
AEP Texas Inc.
3.95%, 06/01/28	2,820	2,744,513
5.45%, 05/15/29	3,380	3,470,371
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,756	2,682,589
AES Andes SA, 6.30%, 03/15/29(a)	1,165	1,181,789
AES Corp. (The)
1.38%, 01/15/26	9,411	9,032,634
5.45%, 06/01/28	9,460	9,566,022
Alabama Power Co., 3.75%, 09/01/27	4,085	4,012,523
Alexander Funding Trust II, 7.47%, 07/31/28(a)(b)	3,205	3,414,945
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	2,070	2,081,739
Alliant Energy Finance LLC
4.25%, 06/15/28(a)	1,035	1,011,259
5.40%, 06/06/27(a)(b)	2,270	2,295,233
5.95%, 03/30/29(a)(b)	2,095	2,170,588
Ameren Corp.
1.75%, 03/15/28	1,345	1,225,537
1.95%, 03/15/27(b)	3,086	2,910,005
3.65%, 02/15/26	2,253	2,221,878
5.00%, 01/15/29	4,752	4,795,619
5.70%, 12/01/26	3,635	3,701,548
Ameren Illinois Co., 3.80%, 05/15/28	1,085	1,061,024
American Electric Power Co. Inc.
3.20%, 11/13/27(b)	3,075	2,957,906
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	4,415	4,171,152
5.20%, 01/15/29	6,425	6,532,735
5.75%, 11/01/27	3,021	3,112,204
Series J, 4.30%, 12/01/28(b)	3,695	3,645,136
Appalachian Power Co., Series X, 3.30%, 06/01/27	2,170	2,097,476
Arizona Public Service Co.
2.55%, 09/15/26(b)	1,128	1,082,848
2.60%, 08/15/29(b)	2,510	2,295,653
2.95%, 09/15/27	1,691	1,616,301
Atlantic City Electric Co., 4.00%, 10/15/28	2,650	2,597,653
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	240	234,474
Avangrid Inc., 3.80%, 06/01/29	4,600	4,406,690
Baltimore Gas & Electric Co., 2.40%, 08/15/26	2,201	2,122,927
Berkshire Hathaway Energy Co., 3.25%, 04/15/28(b)	2,168	2,081,210
Black Hills Corp.
3.05%, 10/15/29(b)	2,180	2,011,348
3.15%, 01/15/27(b)	3,236	3,120,912
3.95%, 01/15/26	2,063	2,040,739
5.95%, 03/15/28(b)	2,878	2,989,874

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(b)	$3,677	$3,756,796
Series AA, 3.00%, 02/01/27	1,785	1,727,356
Series Z, 2.40%, 09/01/26	1,824	1,755,961
CenterPoint Energy Inc.
1.45%, 06/01/26	3,060	2,917,554
5.25%, 08/10/26	2,455	2,469,751
5.40%, 06/01/29(b)	5,015	5,120,316
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(a)	480	468,729
Cleco Corporate Holdings LLC
3.38%, 09/15/29(b)	100	90,677
3.74%, 05/01/26	619	606,401
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(a)(b)	1,850	1,767,681
CMS Energy Corp.
2.95%, 02/15/27(b)	2,055	1,971,841
3.00%, 05/15/26	2,000	1,949,182
3.45%, 08/15/27(b)	2,412	2,333,698
Colbun SA, 3.95%, 10/11/27(a)(b)	2,490	2,407,399
Comision Federal de Electricidad
4.69%, 05/15/29(a)	8,175	7,763,961
4.75%, 02/23/27(a)(b)	2,865	2,817,968
Commonwealth Edison Co.
2.55%, 06/15/26	2,849	2,762,614
3.70%, 08/15/28	2,880	2,802,930
Series 122, 2.95%, 08/15/27(b)	2,428	2,337,373
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	2,590	2,599,131
Series A, 0.75%, 12/01/25	2,449	2,357,959
Series A, 3.20%, 03/15/27	3,186	3,097,359
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(b)	945	921,277
Series B, 2.90%, 12/01/26(b)	1,825	1,761,902
Series B, 3.13%, 11/15/27(b)	2,395	2,302,528
Series D, 4.00%, 12/01/28	2,350	2,308,418
Constellation Energy Generation LLC, 5.60%, 03/01/28	5,335	5,486,200
Consumers Energy Co.
3.80%, 11/15/28(b)	1,608	1,564,854
4.60%, 05/30/29(b)	4,055	4,068,455
4.65%, 03/01/28	3,085	3,100,096
4.90%, 02/15/29	3,420	3,461,057
Dominion Energy Inc.
4.25%, 06/01/28(b)	3,316	3,274,513
Series A, 1.45%, 04/15/26	3,319	3,174,099
Series B, 3.60%, 03/15/27	2,378	2,330,725
Series D, 2.85%, 08/15/26	2,486	2,409,689
DTE Electric Co.
4.85%, 12/01/26(b)	1,690	1,707,697
Series A, 1.90%, 04/01/28	1,904	1,750,738
DTE Energy Co.
2.85%, 10/01/26(b)	3,708	3,591,241
4.88%, 06/01/28	5,552	5,576,641
4.95%, 07/01/27(b)	6,545	6,587,515
5.10%, 03/01/29(b)	7,860	7,949,255
Series C, 3.40%, 06/15/29(b)	3,110	2,945,442
Duke Energy Carolinas LLC
2.45%, 08/15/29	3,050	2,771,714
2.95%, 12/01/26(b)	4,414	4,284,159
3.95%, 11/15/28	4,935	4,833,411
Security	Par (000)	Value
Electric (continued)
Series A, 6.00%, 12/01/28(b)	$1,941	$2,038,369
Duke Energy Corp.
2.65%, 09/01/26(b)	9,117	8,814,099
3.15%, 08/15/27	5,005	4,820,023
3.25%, 01/15/82, (5-year CMT + 2.321%)(b)(c)	2,938	2,716,341
3.40%, 06/15/29	4,140	3,917,781
4.30%, 03/15/28	6,701	6,631,356
4.85%, 01/05/27(b)	3,640	3,661,121
4.85%, 01/05/29	4,545	4,569,141
5.00%, 12/08/25	2,975	2,985,068
5.00%, 12/08/27(b)	3,970	4,009,362
Duke Energy Florida LLC
3.20%, 01/15/27	3,062	2,988,012
3.80%, 07/15/28	2,733	2,670,247
Duke Energy Ohio Inc., 3.65%, 02/01/29	3,246	3,131,963
Duke Energy Progress LLC
3.45%, 03/15/29	4,522	4,331,966
3.70%, 09/01/28(b)	795	772,848
Duquesne Light Holdings Inc., 3.62%, 08/01/27(a)(b)	2,270	2,194,029
Edison International
4.13%, 03/15/28	4,040	3,955,387
5.25%, 11/15/28	4,084	4,129,909
5.45%, 06/15/29(b)	3,222	3,286,629
5.75%, 06/15/27	3,914	3,998,043
6.95%, 11/15/29	3,480	3,769,813
EDP Finance BV, 1.71%, 01/24/28(a)	6,820	6,214,680
Electricite de France SA
4.50%, 09/21/28(a)	6,000	5,913,415
5.65%, 04/22/29(a)(b)	6,200	6,401,539
5.70%, 05/23/28(a)	9,020	9,243,557
Emera U.S. Finance LP, 3.55%, 06/15/26(b)	4,694	4,599,341
Enel Americas SA, 4.00%, 10/25/26	3,669	3,597,521
Enel Chile SA, 4.88%, 06/12/28(b)	5,410	5,339,344
Enel Finance America LLC, 7.10%, 10/14/27(a)(b)	5,910	6,259,511
Enel Finance International NV
1.63%, 07/12/26(a)	7,536	7,164,395
2.13%, 07/12/28(a)(b)	5,630	5,126,473
3.50%, 04/06/28(a)(b)	8,345	8,014,584
3.63%, 05/25/27(a)(b)	6,140	5,977,878
4.63%, 06/15/27(a)	4,795	4,767,909
4.88%, 06/14/29(a)(b)	2,530	2,544,258
5.13%, 06/26/29(a)	8,135	8,208,938
Engie SA, 5.25%, 04/10/29(a)(b)	4,785	4,870,546
Entergy Arkansas LLC
3.50%, 04/01/26(b)	3,866	3,814,020
4.00%, 06/01/28	775	760,840
Entergy Corp.
1.90%, 06/15/28	4,497	4,098,246
2.95%, 09/01/26	4,468	4,335,590
Entergy Louisiana LLC
2.40%, 10/01/26	2,403	2,313,134
3.12%, 09/01/27	1,933	1,863,365
3.25%, 04/01/28	3,127	2,992,240
4.44%, 01/15/26(b)	1,145	1,143,410
Entergy Mississippi LLC, 2.85%, 06/01/28(b)	1,390	1,313,453
Entergy Texas Inc., 4.00%, 03/30/29	1,750	1,704,832
Evergy Inc., 2.90%, 09/15/29(b)	4,500	4,138,354

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Kansas Central Inc.
2.55%, 07/01/26(b)	$4,805	$4,654,930
3.10%, 04/01/27(b)	1,840	1,785,334
3.25%, 12/01/25	1,518	1,496,728
Evergy Missouri West Inc., 5.15%, 12/15/27(a)(b)	2,233	2,252,341
Eversource Energy
2.90%, 03/01/27	4,360	4,193,330
3.35%, 03/15/26(b)	943	919,459
4.60%, 07/01/27	3,976	3,967,144
4.75%, 05/15/26	2,713	2,713,120
5.00%, 01/01/27(b)	2,635	2,651,599
5.45%, 03/01/28	8,785	8,984,184
5.95%, 02/01/29	4,865	5,068,326
Series M, 3.30%, 01/15/28	1,375	1,316,734
Series O, 4.25%, 04/01/29	3,202	3,134,127
Series U, 1.40%, 08/15/26	1,967	1,856,469
Exelon Corp.
2.75%, 03/15/27	4,220	4,043,407
3.40%, 04/15/26	4,720	4,640,870
5.15%, 03/15/28	6,615	6,705,370
5.15%, 03/15/29	4,465	4,535,653
Fells Point Funding Trust, 3.05%, 01/31/27(a)	6,324	6,088,313
FirstEnergy Corp.
Series A, 1.60%, 01/15/26	650	624,917
Series B, 3.90%, 07/15/27	2,295	2,237,925
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(a)	1,985	1,894,599
3.60%, 06/01/29(a)(b)	1,675	1,590,318
4.30%, 01/15/29(a)(b)	3,500	3,435,602
5.20%, 04/01/28(a)(b)	2,845	2,890,372
Series 144A, 5.15%, 03/30/26(a)	1,800	1,802,571
FirstEnergy Transmission LLC, 2.87%, 09/15/28(a)	3,035	2,831,543
Florida Power & Light Co.
3.13%, 12/01/25(b)	3,626	3,579,187
4.40%, 05/15/28	7,877	7,861,166
4.45%, 05/15/26(b)	3,050	3,054,979
5.05%, 04/01/28(b)	9,554	9,723,336
5.15%, 06/15/29	5,330	5,461,850
Series A, 3.30%, 05/30/27(b)	2,613	2,542,634
Fortis Inc./Canada, 3.06%, 10/04/26	6,718	6,507,868
Georgia Power Co.
3.25%, 04/01/26(b)	2,849	2,800,395
3.25%, 03/30/27	3,110	3,024,656
4.65%, 05/16/28(b)	4,832	4,847,083
5.00%, 02/23/27	1,780	1,800,003
Series B, 2.65%, 09/15/29(b)	4,115	3,771,426
Indiana Michigan Power Co., 3.85%, 05/15/28	2,500	2,437,018
Interstate Power & Light Co.
3.60%, 04/01/29(b)	2,445	2,342,518
4.10%, 09/26/28	4,080	4,001,039
ITC Holdings Corp.
3.25%, 06/30/26(b)	2,564	2,504,851
3.35%, 11/15/27(b)	3,280	3,170,563
4.95%, 09/22/27(a)	5,557	5,592,112
Jersey Central Power & Light Co., 4.30%, 01/15/26(a)	4,135	4,104,542
Kallpa Generacion SA
4.13%, 08/16/27(a)(b)	3,859	3,744,477
4.88%, 05/24/26(a)(b)	405	401,436
Security	Par (000)	Value
Electric (continued)
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	$1,960	$1,870,125
Liberty Utilities Co., 5.58%, 01/31/29(a)(b)	3,065	3,120,283
MidAmerican Energy Co.
3.10%, 05/01/27	5,165	5,010,373
3.65%, 04/15/29	9,090	8,748,548
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)	3,950	3,867,125
Mississippi Power Co., 3.95%, 03/30/28	1,135	1,109,927
Monongahela Power Co., 3.55%, 05/15/27(a)	3,432	3,335,529
Narragansett Electric Co. (The), 3.92%, 08/01/28(a)(b)	470	457,087
National Grid PLC, 5.60%, 06/12/28(b)	4,930	5,064,432
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,611	3,426,639
3.05%, 04/25/27	2,358	2,278,295
3.40%, 02/07/28	4,230	4,083,397
3.70%, 03/15/29	2,930	2,822,550
3.90%, 11/01/28(b)	1,854	1,808,614
4.12%, 09/16/27	3,481	3,444,580
4.45%, 03/13/26	3,615	3,606,519
4.80%, 02/05/27	3,825	3,849,834
4.80%, 03/15/28(b)	4,028	4,070,246
4.85%, 02/07/29(b)	3,205	3,239,036
5.05%, 09/15/28	2,705	2,755,517
5.10%, 05/06/27	2,705	2,741,728
5.15%, 06/15/29(b)	3,460	3,530,612
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(b)(c)	1,325	1,311,663
5.60%, 11/13/26	2,433	2,479,350
7.13%, 09/15/53, (5-year CMT + 3.533%)(b)(c)	390	406,154
Nevada Power Co., Series CC, 3.70%, 05/01/29	3,005	2,893,983
New York State Electric & Gas Corp.
3.25%, 12/01/26(a)(b)	1,855	1,794,330
5.65%, 08/15/28(a)(b)	3,805	3,927,820
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	6,472	6,115,292
1.90%, 06/15/28	10,010	9,118,536
2.75%, 11/01/29(b)	960	880,128
3.50%, 04/01/29	3,595	3,426,453
3.55%, 05/01/27(b)	9,510	9,293,150
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	2,710	2,582,413
4.63%, 07/15/27(b)	8,118	8,142,140
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(c)	3,225	3,107,052
4.90%, 02/28/28	9,670	9,734,252
4.90%, 03/15/29(b)	6,035	6,077,860
4.95%, 01/29/26	6,090	6,111,724
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(b)(c)	2,981	2,951,014
6.70%, 09/01/54, (5-year CMT + 2.364%)(b)(c)	250	254,890
Niagara Mohawk Power Corp., 4.28%, 12/15/28(a)	2,270	2,215,212
NRG Energy Inc.
2.00%, 12/02/25(a)(b)	3,118	3,016,560
2.45%, 12/02/27(a)	5,710	5,301,488
4.45%, 06/15/29(a)	2,945	2,845,518

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
2.70%, 06/01/26(b)	$1,323	$1,283,695
3.20%, 05/15/27	3,311	3,208,982
3.25%, 05/15/29	2,730	2,586,054
OGE Energy Corp., 5.45%, 05/15/29(b)	2,435	2,498,541
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	3,185	3,100,523
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(b)	4,105	3,980,661
4.30%, 05/15/28(b)	1,825	1,814,672
4.65%, 11/01/29(a)	3,430	3,440,130
Pacific Gas and Electric Co.
2.10%, 08/01/27	6,118	5,709,058
2.95%, 03/01/26(b)	3,824	3,734,394
3.00%, 06/15/28	4,992	4,697,317
3.15%, 01/01/26	11,608	11,393,146
3.30%, 03/15/27	2,795	2,696,419
3.30%, 12/01/27(b)	7,086	6,782,145
3.75%, 07/01/28(b)	5,358	5,162,357
4.20%, 03/01/29	3,041	2,959,395
4.65%, 08/01/28(b)	1,890	1,876,621
5.45%, 06/15/27	2,757	2,796,365
5.55%, 05/15/29(b)	5,290	5,416,507
6.10%, 01/15/29	4,827	5,032,566
PacifiCorp
3.50%, 06/15/29(b)	2,820	2,677,858
5.10%, 02/15/29	3,300	3,350,414
Palomino Funding Trust I, 7.23%, 05/17/28(a)	3,020	3,184,414
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)	465	465,603
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 07/17/29(a)	813	772,851
4.13%, 05/15/27(a)	12,520	12,294,771
5.38%, 01/25/29(a)	330	333,483
5.45%, 05/21/28(a)(b)	8,875	8,972,385
PPL Capital Funding Inc., 3.10%, 05/15/26	4,073	3,976,580
Public Service Co. of Colorado, 3.70%, 06/15/28	1,200	1,167,124
Public Service Electric & Gas Co.
0.95%, 03/15/26	2,848	2,722,751
2.25%, 09/15/26	2,593	2,490,921
3.00%, 05/15/27(b)	3,079	2,977,688
3.20%, 05/15/29(b)	2,549	2,420,532
3.65%, 09/01/28	770	746,749
3.70%, 05/01/28(b)	625	610,500
Public Service Enterprise Group Inc.
5.20%, 04/01/29	4,850	4,951,190
5.85%, 11/15/27	4,160	4,303,408
5.88%, 10/15/28	5,385	5,611,982
Puget Energy Inc., 2.38%, 06/15/28(b)	3,802	3,489,264
Puget Sound Energy Inc., 7.02%, 12/01/27(b)	1,125	1,183,905
Rochester Gas and Electric Corp., 3.10%, 06/01/27(a)	2,660	2,548,342
San Diego Gas & Electric Co.
2.50%, 05/15/26(b)	3,105	3,018,377
4.95%, 08/15/28	4,295	4,348,732
6.00%, 06/01/26(b)	1,565	1,602,381
Sempra
3.25%, 06/15/27	4,338	4,190,520
3.40%, 02/01/28	5,940	5,707,500
3.70%, 04/01/29(b)	3,370	3,228,701
Security	Par (000)	Value
Electric (continued)
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	$6,633	$6,283,246
5.40%, 08/01/26	4,956	5,009,059
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)(c)	5,390	5,509,674
Sierra Pacific Power Co., 2.60%, 05/01/26(b)	2,556	2,487,363
Southern California Edison Co.
2.85%, 08/01/29(b)	3,270	3,016,927
4.40%, 09/06/26	1,938	1,931,622
4.88%, 02/01/27(b)	3,135	3,155,285
4.90%, 06/01/26	2,750	2,759,441
5.15%, 06/01/29(b)	3,875	3,943,146
5.30%, 03/01/28	3,010	3,070,355
5.35%, 03/01/26	3,285	3,312,073
5.65%, 10/01/28	3,763	3,891,021
5.85%, 11/01/27	4,715	4,873,693
6.65%, 04/01/29	2,490	2,655,829
Series 2020-C, 1.20%, 02/01/26	2,314	2,222,943
Series A, 4.20%, 03/01/29	3,240	3,174,530
Series B, 3.65%, 03/01/28	420	407,912
Series D, 4.70%, 06/01/27	3,723	3,734,205
Southern Co. (The)
3.25%, 07/01/26	10,434	10,216,764
4.85%, 06/15/28	4,680	4,722,248
5.11%, 08/01/27(b)	5,358	5,428,730
5.50%, 03/15/29	6,365	6,562,216
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	5,967	5,734,864
Series 21-B, 1.75%, 03/15/28	2,630	2,398,619
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	7,505	7,360,577
Southern Power Co.
0.90%, 01/15/26	5,033	4,823,436
4.15%, 12/01/25(b)	5,063	5,032,653
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	2,533	2,441,499
Series M, 4.10%, 09/15/28	2,330	2,280,638
Series N, 1.65%, 03/15/26	2,973	2,852,142
SP Group Treasury Pte Ltd., 4.63%, 11/21/29(a)	260	260,946
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(a)	3,815	3,650,136
SP PowerAssets Ltd., 3.00%, 09/26/27(a)	845	814,667
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(a)	345	336,568
3.50%, 05/04/27(a)(b)	16,464	16,114,461
4.25%, 05/02/28(a)(b)	4,515	4,498,275
System Energy Resources Inc., 6.00%, 04/15/28(b)	2,409	2,497,623
Tampa Electric Co., 4.90%, 03/01/29	3,305	3,333,038
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)(b)	5,560	5,449,757
Transelec SA, 3.88%, 01/12/29(a)	180	172,370
Union Electric Co.
2.95%, 06/15/27	2,566	2,471,000
3.50%, 03/15/29	3,100	2,965,883
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	3,500	3,248,646
Series A, 3.15%, 01/15/26	4,540	4,469,200
Series A, 3.50%, 03/15/27	4,646	4,537,738
Series A, 3.80%, 04/01/28(b)	4,619	4,509,739
Series B, 2.95%, 11/15/26	2,424	2,351,863
Series B, 3.75%, 05/15/27	3,874	3,798,534

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Vistra Operations Co. LLC
3.70%, 01/30/27(a)	$5,372	$5,241,267
4.30%, 07/15/29(a)	5,120	4,946,900
5.05%, 12/30/26(a)	420	420,608
WEC Energy Group Inc.
1.38%, 10/15/27	2,803	2,566,751
2.20%, 12/15/28	3,470	3,163,766
4.75%, 01/09/26	6,015	6,018,555
4.75%, 01/15/28(b)	3,230	3,249,803
5.15%, 10/01/27(b)	3,165	3,215,745
5.60%, 09/12/26	3,710	3,766,418
Wisconsin Electric Power Co.
1.70%, 06/15/28	274	250,163
5.00%, 05/15/29(b)	2,580	2,629,075
Wisconsin Power and Light Co.
3.00%, 07/01/29(b)	2,724	2,540,699
3.05%, 10/15/27(b)	2,324	2,233,305
Xcel Energy Inc.
1.75%, 03/15/27	3,194	2,991,924
3.35%, 12/01/26(b)	3,570	3,480,739
4.00%, 06/15/28	3,950	3,853,890
		1,208,494,739
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26(b)	4,316	4,050,841
1.80%, 10/15/27(b)	2,174	2,024,862
2.00%, 12/21/28	4,510	4,098,529
		10,174,232
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29(b)	1,190	1,125,138
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	2,305	2,228,596
Amphenol Corp.
4.35%, 06/01/29	3,900	3,855,537
4.75%, 03/30/26	1,640	1,641,108
5.05%, 04/05/27	3,695	3,735,715
5.05%, 04/05/29	3,464	3,522,169
Arrow Electronics Inc.
3.88%, 01/12/28	3,315	3,212,146
5.15%, 08/21/29(b)	3,575	3,579,738
Avnet Inc.
4.63%, 04/15/26	3,280	3,263,645
6.25%, 03/15/28	3,500	3,623,896
Flex Ltd.
3.75%, 02/01/26	4,000	3,943,201
4.88%, 06/15/29	4,279	4,244,884
6.00%, 01/15/28(b)	2,860	2,942,566
Fortive Corp., 3.15%, 06/15/26	5,025	4,904,848
Honeywell International Inc.
1.10%, 03/01/27	6,197	5,767,803
2.50%, 11/01/26	9,092	8,781,787
2.70%, 08/15/29(b)	4,760	4,415,431
4.25%, 01/15/29(b)	5,300	5,282,559
4.65%, 07/30/27	5,840	5,881,928
4.88%, 09/01/29(b)	3,044	3,095,886
4.95%, 02/15/28	3,503	3,564,137
Hubbell Inc.
3.15%, 08/15/27	1,845	1,772,524
3.35%, 03/01/26	2,236	2,198,826
3.50%, 02/15/28	3,140	3,024,849
Security	Par (000)	Value
Electronics (continued)
Jabil Inc.
1.70%, 04/15/26	$2,981	$2,856,806
3.95%, 01/12/28	2,170	2,112,744
4.25%, 05/15/27	5,793	5,720,889
5.45%, 02/01/29	1,965	1,999,271
Keysight Technologies Inc.
3.00%, 10/30/29(b)	3,170	2,922,359
4.60%, 04/06/27	4,759	4,752,636
TD SYNNEX Corp.
1.75%, 08/09/26	4,109	3,898,451
2.38%, 08/09/28(b)	2,175	1,991,790
Trimble Inc., 4.90%, 06/15/28	4,260	4,270,113
Tyco Electronics Group SA
3.13%, 08/15/27	2,799	2,704,621
3.70%, 02/15/26	2,134	2,106,897
4.50%, 02/13/26	2,970	2,969,212
Vontier Corp.
1.80%, 04/01/26	2,702	2,587,982
2.40%, 04/01/28	3,220	2,938,775
		133,441,463
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	5,352	5,608,003
MasTec Inc.
4.50%, 08/15/28(a)	1,780	1,737,376
5.90%, 06/15/29	3,040	3,119,875
Mexico City Airport Trust
3.88%, 04/30/28(a)(b)	4,585	4,351,041
4.25%, 10/31/26(a)	6,169	6,056,960
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	200	201,398
Ste Transcore Holdings Inc., 3.38%, 05/05/27(a)(b)	6,625	6,437,228
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(a)(b)	5,231	5,136,998
Vinci SA, 3.75%, 04/10/29(a)(b)	6,888	6,634,015
		39,282,894
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(a)	3,370	3,447,976
Warnermedia Holdings Inc.
3.76%, 03/15/27	24,400	23,631,618
4.05%, 03/15/29	9,450	8,939,365
6.41%, 03/15/26	5,815	5,815,098
		41,834,057
Environmental Control — 0.3%
Republic Services Inc.
2.90%, 07/01/26	2,869	2,796,630
3.38%, 11/15/27(b)	3,475	3,368,724
3.95%, 05/15/28	5,227	5,115,154
4.88%, 04/01/29	5,870	5,923,355
5.00%, 11/15/29(b)	2,630	2,668,647
Veralto Corp.
5.35%, 09/18/28	4,570	4,668,458
5.50%, 09/18/26	4,060	4,111,526
Waste Connections Inc.
3.50%, 05/01/29	3,570	3,413,305
4.25%, 12/01/28	2,660	2,625,003
Waste Management Inc.
1.15%, 03/15/28	3,105	2,793,635

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
2.00%, 06/01/29(b)	$3,720	$3,340,749
3.15%, 11/15/27	5,126	4,942,853
3.88%, 01/15/29(a)	300	291,167
4.50%, 03/15/28	5,925	5,913,561
4.88%, 02/15/29(b)	5,255	5,330,859
4.95%, 07/03/27	3,270	3,307,559
7.00%, 07/15/28(b)	1,405	1,524,857
		62,136,042
Food — 1.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,615	3,917,672
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(a)	1,815	1,870,191
Cencosud SA, 4.38%, 07/17/27(a)(b)	4,905	4,789,301
Conagra Brands Inc.
1.38%, 11/01/27	6,137	5,590,522
4.85%, 11/01/28(b)	8,475	8,490,890
5.30%, 10/01/26(b)	2,865	2,894,098
7.00%, 10/01/28	4,190	4,503,322
7.13%, 10/01/26	2,735	2,849,056
Danone SA, 2.95%, 11/02/26(a)(b)	11,929	11,557,586
Flowers Foods Inc., 3.50%, 10/01/26	1,735	1,694,928
General Mills Inc.
3.20%, 02/10/27	4,639	4,502,571
4.20%, 04/17/28	8,681	8,559,845
4.70%, 01/30/27(b)	3,138	3,144,561
4.88%, 01/30/30(b)	2,975	2,990,445
5.50%, 10/17/28	3,287	3,380,000
Hershey Co. (The)
2.30%, 08/15/26	3,109	2,999,503
2.45%, 11/15/29	1,895	1,732,159
4.25%, 05/04/28(b)	2,690	2,688,271
Hormel Foods Corp.
1.70%, 06/03/28	5,332	4,859,810
4.80%, 03/30/27(b)	3,370	3,397,709
Ingredion Inc., 3.20%, 10/01/26	3,062	2,977,731
J.M. Smucker Co. (The)
3.38%, 12/15/27(b)	3,550	3,438,377
5.90%, 11/15/28(b)	4,797	5,020,915
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	6,085	5,777,780
3.00%, 02/02/29	3,810	3,512,301
5.13%, 02/01/28	5,994	6,008,020
Kellanova
3.25%, 04/01/26	4,416	4,339,667
3.40%, 11/15/27(b)	3,850	3,725,115
4.30%, 05/15/28(b)	4,085	4,027,645
Kraft Heinz Foods Co.
3.00%, 06/01/26	11,205	10,930,471
3.88%, 05/15/27	8,327	8,180,551
4.63%, 01/30/29(b)	3,020	3,030,148
Kroger Co. (The)
2.65%, 10/15/26	4,876	4,699,546
3.50%, 02/01/26(b)	3,312	3,266,291
3.70%, 08/01/27	3,695	3,615,033
4.50%, 01/15/29(b)	4,050	4,026,643
4.60%, 08/15/27	5,410	5,433,785
4.65%, 09/15/29(b)	9,160	9,182,668
4.70%, 08/15/26	3,665	3,675,852
8.00%, 09/15/29(b)	50	56,483
Series B, 7.70%, 06/01/29	1,685	1,875,940
Security	Par (000)	Value
Food (continued)
Mars Inc.
0.88%, 07/16/26(a)	$3,073	$2,893,513
4.55%, 04/20/28(a)(b)	6,793	6,790,619
McCormick & Co. Inc./MD
0.90%, 02/15/26(b)	3,078	2,943,106
3.40%, 08/15/27(b)	4,823	4,688,291
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(a)(b)	2,080	1,953,204
Mondelez International Inc.
2.63%, 03/17/27	4,820	4,618,915
4.13%, 05/07/28(b)	3,413	3,377,287
4.75%, 02/20/29(b)	3,780	3,804,265
Nestle Capital Corp., 4.65%, 03/12/29(a)(b)	4,185	4,210,063
Nestle Holdings Inc.
0.63%, 01/15/26(a)(b)	4,487	4,299,101
1.00%, 09/15/27(a)(b)	6,503	5,931,812
1.15%, 01/14/27(a)(b)	3,183	2,974,758
1.50%, 09/14/28(a)(b)	6,120	5,506,972
3.63%, 09/24/28(a)(b)	7,735	7,505,546
4.13%, 10/01/27(a)(b)	3,100	3,079,873
4.25%, 10/01/29(a)(b)	325	322,538
5.00%, 03/14/28(a)(b)	5,288	5,376,466
5.00%, 09/12/28(a)(b)	3,105	3,162,027
5.25%, 03/13/26(a)(b)	5,880	5,938,409
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)	435	430,456
Smithfield Foods Inc.
4.25%, 02/01/27(a)	3,715	3,639,262
5.20%, 04/01/29(a)	620	611,790
Sysco Corp.
3.25%, 07/15/27	4,773	4,612,942
3.30%, 07/15/26(b)	6,069	5,936,728
5.75%, 01/17/29	4,120	4,275,616
The Campbell's Co.
4.15%, 03/15/28	6,919	6,804,442
5.20%, 03/19/27	3,335	3,380,163
5.20%, 03/21/29(b)	4,280	4,352,528
5.30%, 03/20/26	2,425	2,440,782
Tyson Foods Inc.
3.55%, 06/02/27	8,372	8,151,651
4.00%, 03/01/26	4,882	4,837,432
4.35%, 03/01/29	6,670	6,542,510
5.40%, 03/15/29	4,180	4,268,750
		322,875,219
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,990	2,874,736
4.25%, 04/30/29(a)	1,787	1,685,353
Georgia-Pacific LLC
0.95%, 05/15/26(a)(b)	4,977	4,719,088
2.10%, 04/30/27(a)	3,880	3,664,501
7.25%, 06/01/28	880	955,395
7.75%, 11/15/29(b)	2,760	3,147,608
Inversiones CMPC SA, 4.38%, 04/04/27(a)(b)	2,593	2,549,869
Suzano Austria GmbH
2.50%, 09/15/28	2,220	2,017,242
5.75%, 07/14/26(a)(b)	990	998,650
6.00%, 01/15/29	11,561	11,770,212
Suzano International Finance BV, 5.50%, 01/17/27(b)	5,720	5,753,502

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	$1,115	$1,175,947
		41,312,103
Gas — 0.5%
APA Infrastructure Ltd., 4.25%, 07/15/27(a)	4,825	4,761,520
Atmos Energy Corp.
2.63%, 09/15/29	3,170	2,919,570
3.00%, 06/15/27	2,246	2,169,497
Boston Gas Co.
3.00%, 08/01/29(a)	2,935	2,688,596
3.15%, 08/01/27(a)(b)	2,875	2,744,814
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(a)	3,751	3,675,608
3.87%, 03/04/29(a)(b)	3,140	3,003,319
4.63%, 08/05/27(a)(b)	2,240	2,220,800
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,730	1,693,710
5.25%, 03/01/28(b)	5,405	5,511,383
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(a)	257	250,134
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)	3,380	3,341,354
KeySpan Gas East Corp., 2.74%, 08/15/26(a)	5,096	4,908,996
Korea Gas Corp., 2.88%, 07/16/29(a)	330	306,370
National Fuel Gas Co.
3.95%, 09/15/27	2,138	2,087,757
4.75%, 09/01/28(b)	1,545	1,533,481
5.50%, 01/15/26	3,415	3,428,568
5.50%, 10/01/26	1,790	1,809,476
NiSource Inc.
2.95%, 09/01/29	4,589	4,241,339
3.49%, 05/15/27	5,603	5,462,317
5.20%, 07/01/29	3,780	3,844,704
5.25%, 03/30/28	5,940	6,045,365
ONE Gas Inc., 5.10%, 04/01/29	2,875	2,927,421
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	3,925	3,726,477
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	2,935	2,668,007
Southern California Gas Co.
2.95%, 04/15/27(b)	4,085	3,939,275
Series TT, 2.60%, 06/15/26	4,695	4,564,880
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	4,675	4,572,857
Southwest Gas Corp.
3.70%, 04/01/28	354	341,718
5.45%, 03/23/28	1,597	1,630,606
5.80%, 12/01/27	1,590	1,629,847
Spire Inc., 5.30%, 03/01/26	250	251,574
		94,901,340
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	2,170	2,149,217
Regal Rexnord Corp.
6.05%, 02/15/26	6,135	6,195,341
6.05%, 04/15/28(b)	7,748	7,968,554
Snap-on Inc., 3.25%, 03/01/27	1,003	977,546
Stanley Black & Decker Inc.
3.40%, 03/01/26	2,699	2,653,111
4.25%, 11/15/28(b)	2,845	2,801,008
6.00%, 03/06/28(b)	2,953	3,077,233
6.27%, 03/06/26(b)	1,070	1,069,582
		26,891,592
Security	Par (000)	Value
Health Care - Products — 0.8%
Abbott Laboratories
1.15%, 01/30/28(b)	$2,640	$2,401,502
3.75%, 11/30/26	10,525	10,409,625
Agilent Technologies Inc.
2.75%, 09/15/29(b)	3,155	2,887,275
3.05%, 09/22/26(b)	1,739	1,687,292
4.20%, 09/09/27	1,910	1,894,306
Alcon Finance Corp.
2.75%, 09/23/26(a)	3,049	2,946,860
3.00%, 09/23/29(a)(b)	5,460	5,053,017
Baxter International Inc.
1.92%, 02/01/27	8,882	8,368,810
2.27%, 12/01/28	8,865	8,041,351
2.60%, 08/15/26	4,565	4,404,897
Boston Scientific Corp.
3.75%, 03/01/26(b)	552	546,270
4.00%, 03/01/28(b)	605	595,073
4.00%, 03/01/29(b)	3,650	3,568,120
DH Europe Finance II SARL, 2.60%, 11/15/29	3,225	2,950,761
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,260	3,212,977
GE HealthCare Technologies Inc.
4.80%, 08/14/29	6,940	6,953,451
5.65%, 11/15/27(b)	10,735	11,044,028
Medtronic Global Holdings SCA, 4.25%, 03/30/28	6,913	6,885,345
Olympus Corp., 2.14%, 12/08/26(a)	3,227	3,059,195
Revvity Inc.
1.90%, 09/15/28	1,825	1,644,187
3.30%, 09/15/29	4,675	4,357,740
Smith & Nephew PLC, 5.15%, 03/20/27	1,810	1,827,236
Solventum Corp.
5.40%, 03/01/29(a)	10,222	10,366,865
5.45%, 02/25/27(a)	6,120	6,196,392
Stryker Corp.
3.50%, 03/15/26	6,056	5,971,584
3.65%, 03/07/28	4,003	3,899,922
4.25%, 09/11/29	4,850	4,786,414
4.85%, 12/08/28	4,000	4,039,867
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(b)	5,005	4,534,203
2.60%, 10/01/29	5,955	5,473,305
4.80%, 11/21/27	3,869	3,911,675
4.95%, 08/10/26	3,724	3,753,445
5.00%, 12/05/26	5,805	5,860,224
5.00%, 01/31/29(b)	6,520	6,642,515
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	3,607	3,546,839
5.35%, 12/01/28(b)	3,770	3,862,041
		167,584,609
Health Care - Services — 2.0%
Adventist Health System/West, 2.95%, 03/01/29(b)	1,800	1,654,626
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	3,190	3,113,982
Ascension Health, Series B, 2.53%, 11/15/29	50	45,707
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28(b)	180	177,803
Centene Corp.
2.45%, 07/15/28	13,747	12,429,439
4.25%, 12/15/27(b)	14,613	14,130,885
CHRISTUS Health, Series C, 4.34%, 07/01/28	250	246,890

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group (The)
1.25%, 03/15/26	$2,924	$2,798,412
3.05%, 10/15/27(b)	3,051	2,931,957
3.40%, 03/01/27	8,454	8,230,971
4.38%, 10/15/28	28,277	28,013,128
4.50%, 02/25/26(b)	5,559	5,548,224
5.00%, 05/15/29(b)	6,816	6,890,230
5.69%, 03/15/26	1,045	1,045,019
CommonSpirit Health, 3.35%, 10/01/29(b)	50	46,977
Elevance Health Inc.
1.50%, 03/15/26	4,586	4,407,074
2.88%, 09/15/29	5,445	5,005,595
3.65%, 12/01/27	9,610	9,362,401
4.10%, 03/01/28(b)	7,403	7,276,191
4.50%, 10/30/26	3,841	3,833,596
4.90%, 02/08/26(b)	3,283	3,282,839
5.15%, 06/15/29	3,785	3,843,733
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(a)	5,200	4,878,451
3.75%, 06/15/29(a)(b)	2,641	2,488,392
HCA Inc.
3.13%, 03/15/27(b)	6,014	5,792,465
3.38%, 03/15/29(b)	4,198	3,943,886
4.13%, 06/15/29	13,079	12,625,744
4.50%, 02/15/27	7,450	7,392,449
5.20%, 06/01/28	6,062	6,133,225
5.25%, 06/15/26	9,031	9,054,684
5.38%, 09/01/26	5,939	5,968,583
5.63%, 09/01/28	9,175	9,369,765
5.88%, 02/15/26	8,950	9,019,574
5.88%, 02/01/29	6,110	6,285,784
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/29(a)	4,980	5,076,211
Highmark Inc., 1.45%, 05/10/26(a)	2,493	2,361,895
Humana Inc.
1.35%, 02/03/27	4,065	3,779,885
3.13%, 08/15/29	2,325	2,155,543
3.70%, 03/23/29	4,210	4,012,719
3.95%, 03/15/27(b)	3,199	3,144,867
5.75%, 03/01/28(b)	3,165	3,242,692
5.75%, 12/01/28(b)	2,775	2,857,255
ICON Investments Six DAC
5.81%, 05/08/27	1,955	1,992,608
5.85%, 05/08/29	4,775	4,904,777
IQVIA Inc.
5.70%, 05/15/28	5,140	5,257,192
6.25%, 02/01/29	5,990	6,248,413
Kaiser Foundation Hospitals, 3.15%, 05/01/27(b)	2,320	2,255,032
Laboratory Corp. of America Holdings
1.55%, 06/01/26	3,067	2,929,127
3.60%, 09/01/27	3,926	3,830,898
Premier Health Partners, Series G, 2.91%, 11/15/26(b)	1,502	1,430,226
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	145	130,907
Series H, 2.75%, 10/01/26	1,120	1,080,632
Quest Diagnostics Inc.
3.45%, 06/01/26	3,073	3,014,091
4.20%, 06/30/29	2,985	2,925,381
4.60%, 12/15/27(b)	2,660	2,664,561
Security	Par (000)	Value
Health Care - Services (continued)
Roche Holdings Inc.
0.99%, 03/05/26(a)(b)	$3,927	$3,762,866
1.93%, 12/13/28(a)(b)	12,460	11,303,013
2.31%, 03/10/27(a)	7,587	7,265,041
2.38%, 01/28/27(a)(b)	5,218	5,003,098
2.63%, 05/15/26(a)	5,935	5,786,397
3.63%, 09/17/28(a)(b)	885	859,007
4.20%, 09/09/29(a)	5,790	5,724,803
4.79%, 03/08/29(a)(b)	5,655	5,722,447
5.27%, 11/13/26(a)(b)	6,535	6,636,253
5.34%, 11/13/28(a)(b)	8,215	8,466,042
SSM Health Care Corp.
4.89%, 06/01/28	60	60,282
Series A, 3.82%, 06/01/27(b)	1,565	1,537,283
UnitedHealth Group Inc.
3.70%, 05/15/27(b)	3,245	3,192,746
1.15%, 05/15/26	6,032	5,750,174
1.25%, 01/15/26	3,059	2,952,213
2.88%, 08/15/29	6,699	6,235,565
2.95%, 10/15/27	5,613	5,399,415
3.10%, 03/15/26	6,015	5,922,447
3.38%, 04/15/27	3,856	3,769,455
3.45%, 01/15/27	4,534	4,449,742
3.70%, 12/15/25(b)	1,738	1,724,089
3.85%, 06/15/28(b)	6,941	6,812,024
3.88%, 12/15/28	5,857	5,730,648
4.00%, 05/15/29	6,221	6,092,763
4.25%, 01/15/29(b)	8,335	8,260,465
4.60%, 04/15/27(b)	2,980	2,993,284
4.70%, 04/15/29(b)	3,180	3,204,141
4.75%, 07/15/26	3,795	3,817,177
5.25%, 02/15/28(b)	6,075	6,217,437
Universal Health Services Inc.
1.65%, 09/01/26	4,165	3,936,941
4.63%, 10/15/29	3,235	3,152,594
		424,303,445
Holding Companies - Diversified — 1.4%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)	2,800	2,700,793
Antares Holdings LP
2.75%, 01/15/27(a)	2,775	2,594,984
3.75%, 07/15/27(a)	3,500	3,307,456
3.95%, 07/15/26(a)	2,805	2,717,436
6.35%, 10/23/29(a)	2,870	2,864,961
6.50%, 02/08/29(a)	2,850	2,858,095
7.95%, 08/11/28(a)	250	262,294
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)(b)	5,700	5,931,064
Ares Capital Corp.
2.15%, 07/15/26	5,865	5,585,545
2.88%, 06/15/27(b)	3,291	3,117,973
2.88%, 06/15/28	7,071	6,513,344
3.88%, 01/15/26	7,081	6,985,268
5.88%, 03/01/29	6,090	6,183,045
5.95%, 07/15/29	5,120	5,209,759
7.00%, 01/15/27	4,030	4,173,973
Ares Strategic Income Fund
5.70%, 03/15/28(a)(b)	5,010	5,027,579
6.35%, 08/15/29(a)(b)	3,925	4,003,240

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	$1,605	$1,525,355
2.95%, 03/10/26(b)	2,094	2,030,001
Barings BDC Inc.
3.30%, 11/23/26	1,670	1,596,233
7.00%, 02/15/29	1,785	1,837,066
Blackstone Private Credit Fund
2.63%, 12/15/26	7,162	6,783,957
3.25%, 03/15/27	5,660	5,408,885
4.00%, 01/15/29(b)	3,255	3,093,428
5.60%, 11/22/29(a)	2,950	2,935,186
5.95%, 07/16/29(b)	2,510	2,548,385
7.30%, 11/27/28(b)	2,505	2,652,419
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,639	3,395,576
2.75%, 09/16/26	3,953	3,781,903
2.85%, 09/30/28	3,590	3,278,570
3.63%, 01/15/26	5,130	5,035,444
5.35%, 04/13/28	2,165	2,165,638
5.88%, 11/15/27(b)	2,145	2,193,985
Blue Owl Capital Corp.
2.63%, 01/15/27(b)	2,699	2,542,061
2.88%, 06/11/28(b)	4,480	4,091,404
3.40%, 07/15/26	5,952	5,757,311
4.25%, 01/15/26(b)	2,974	2,941,317
5.95%, 03/15/29	6,030	6,081,053
Blue Owl Capital Corp. II, 8.45%, 11/15/26	475	496,786
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,659	1,565,443
Blue Owl Credit Income Corp.
3.13%, 09/23/26(b)	2,130	2,039,063
4.70%, 02/08/27	3,000	2,941,126
6.60%, 09/15/29(a)(b)	2,825	2,897,761
7.75%, 09/16/27	3,295	3,455,252
7.75%, 01/15/29	3,570	3,813,854
7.95%, 06/13/28	3,505	3,736,124
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(b)	1,485	1,385,112
3.75%, 06/17/26(a)	2,226	2,141,452
4.75%, 12/15/25(a)(b)	3,876	3,828,227
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	4,380	4,419,449
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,145	4,006,495
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	4,580	4,408,281
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	3,164	3,085,061
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	500	458,457
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	3,613	3,466,507
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(a)(b)	4,835	4,631,381
Franklin BSP Capital Corp.
3.25%, 03/30/26(b)	1,880	1,819,412
7.20%, 06/15/29(a)	1,960	1,993,909
FS KKR Capital Corp.
2.63%, 01/15/27	2,006	1,895,094
3.13%, 10/12/28(b)	4,220	3,845,206
3.25%, 07/15/27(b)	2,482	2,352,570
3.40%, 01/15/26	5,948	5,819,269
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.13%, 01/15/30(b)	$2,375	$2,386,786
6.88%, 08/15/29(b)	3,185	3,314,963
7.88%, 01/15/29(b)	2,220	2,378,899
Goldman Sachs BDC Inc.
2.88%, 01/15/26	3,020	2,946,461
6.38%, 03/11/27	1,140	1,172,356
Golub Capital BDC Inc.
2.05%, 02/15/27	1,826	1,698,298
2.50%, 08/24/26	3,580	3,406,898
6.00%, 07/15/29	4,230	4,261,574
7.05%, 12/05/28	2,475	2,591,334
Golub Capital Private Credit Fund, 5.80%, 09/12/29(a)(b)	3,140	3,094,628
HPS Corporate Lending Fund
6.25%, 09/30/29(a)(b)	2,125	2,155,386
6.75%, 01/30/29(a)(b)	2,950	3,046,233
Main Street Capital Corp.
3.00%, 07/14/26	2,863	2,749,556
6.50%, 06/04/27	2,010	2,044,488
6.95%, 03/01/29	2,110	2,189,160
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	1,644	1,633,624
6.15%, 05/17/29(a)(b)	2,310	2,333,070
New Mountain Finance Corp.
6.20%, 10/15/27(b)	1,640	1,633,804
6.88%, 02/01/29	1,660	1,674,620
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	1,821	1,709,076
7.10%, 02/15/29	1,895	1,964,532
Oaktree Strategic Credit Fund
6.50%, 07/23/29	2,275	2,317,238
8.40%, 11/14/28(b)	1,710	1,852,852
Prospect Capital Corp.
3.36%, 11/15/26(b)	1,575	1,493,280
3.44%, 10/15/28(b)	1,437	1,257,387
3.71%, 01/22/26(b)	2,473	2,411,520
Sixth Street Lending Partners, 6.50%, 03/11/29(a)(b)	4,455	4,534,238
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	1,685	1,610,597
6.13%, 03/01/29(b)	2,225	2,263,780
6.95%, 08/14/28(b)	1,468	1,539,563
		281,879,478
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	2,917	2,740,149
1.40%, 10/15/27(b)	1,140	1,044,407
Lennar Corp.
4.75%, 11/29/27(b)	3,928	3,941,679
5.00%, 06/15/27	1,642	1,653,995
5.25%, 06/01/26	1,232	1,238,951
Meritage Homes Corp.
3.88%, 04/15/29(a)	1,655	1,562,095
5.13%, 06/06/27(b)	705	707,893
PulteGroup Inc.
5.00%, 01/15/27(b)	1,643	1,650,445
5.50%, 03/01/26	1,123	1,130,948
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	2,350	2,236,299
4.35%, 02/15/28	2,898	2,848,996

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
4.88%, 03/15/27	$2,070	$2,073,732
		22,829,589
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	2,585	2,461,561
4.40%, 03/15/29(b)	3,810	3,617,331
LG Electronics Inc.
5.63%, 04/24/27(a)	760	771,278
5.63%, 04/24/29(a)(b)	495	507,963
Whirlpool Corp., 4.75%, 02/26/29(b)	4,895	4,842,102
		12,200,235
Household Products & Wares — 0.2%
Avery Dennison Corp., 4.88%, 12/06/28	3,407	3,427,681
Church & Dwight Co. Inc., 3.15%, 08/01/27(b)	2,880	2,792,865
Clorox Co. (The)
3.10%, 10/01/27	2,035	1,954,661
3.90%, 05/15/28(b)	3,939	3,861,129
4.40%, 05/01/29(b)	4,070	4,046,372
Kimberly-Clark Corp.
1.05%, 09/15/27(b)	2,733	2,497,130
2.75%, 02/15/26	2,411	2,362,408
3.20%, 04/25/29(b)	4,830	4,614,854
3.95%, 11/01/28(b)	1,105	1,088,138
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	15,131	14,526,702
		41,171,940
Insurance — 4.1%
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	3,795	3,840,645
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(b)(c)	4,375	4,318,820
Aflac Inc.
1.13%, 03/15/26(b)	2,330	2,231,661
2.88%, 10/15/26(b)	1,977	1,918,047
AIA Group Ltd.
3.60%, 04/09/29(a)(b)	6,194	5,960,199
3.90%, 04/06/28(a)	1,775	1,734,517
5.63%, 10/25/27(a)(b)	5,530	5,675,225
Allstate Corp. (The)
0.75%, 12/15/25	3,756	3,610,135
3.28%, 12/15/26	3,147	3,069,489
5.05%, 06/24/29(b)	3,550	3,600,260
American International Group Inc.
4.20%, 04/01/28(b)	2,105	2,073,303
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(c)	4,490	4,463,758
American National Group Inc.
5.00%, 06/15/27	2,899	2,889,827
5.75%, 10/01/29(b)	3,235	3,280,519
Aon Corp.
3.75%, 05/02/29	4,709	4,533,076
4.50%, 12/15/28(b)	2,345	2,329,917
8.21%, 01/01/27(b)	2,166	2,287,846
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	3,875	3,714,186
Aon Global Ltd., 3.88%, 12/15/25	4,703	4,661,512
Aon North America Inc.
5.13%, 03/01/27(b)	3,880	3,921,512
5.15%, 03/01/29	6,380	6,481,847
Arch Capital Finance LLC, 4.01%, 12/15/26	2,911	2,869,649
Assurant Inc., 4.90%, 03/27/28	975	974,819
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(b)	$2,265	$2,375,618
Athene Global Funding
1.45%, 01/08/26(a)(b)	3,428	3,299,529
1.61%, 06/29/26(a)	4,349	4,131,774
1.73%, 10/02/26(a)(b)	3,524	3,329,495
1.99%, 08/19/28(a)	3,710	3,337,974
2.45%, 08/20/27(a)	2,787	2,613,581
2.50%, 03/24/28(a)	3,350	3,105,996
2.72%, 01/07/29(a)(b)	2,780	2,542,124
2.95%, 11/12/26(a)(b)	3,527	3,396,912
4.72%, 10/08/29(a)	3,880	3,830,270
4.86%, 08/27/26(a)(b)	4,385	4,376,099
5.34%, 01/15/27(a)(b)	550	554,965
5.35%, 07/09/27(a)	2,095	2,113,950
5.52%, 03/25/27(a)(b)	5,040	5,110,776
5.58%, 01/09/29(a)(b)	7,375	7,524,027
5.62%, 05/08/26(a)(b)	2,285	2,306,679
5.68%, 02/23/26(a)(b)	1,505	1,517,238
Athene Holding Ltd., 4.13%, 01/12/28(b)	6,135	6,011,499
Axis Specialty Finance LLC, 3.90%, 07/15/29(b)	2,190	2,102,118
Axis Specialty Finance PLC, 4.00%, 12/06/27(b)	2,312	2,255,806
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	4,180	4,005,644
Berkshire Hathaway Inc., 3.13%, 03/15/26	15,127	14,881,210
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	3,040	2,892,592
2.00%, 06/28/28(a)(b)	2,020	1,811,012
5.55%, 04/09/27(a)(b)	950	960,435
5.65%, 06/10/29(a)(b)	2,550	2,600,051
Brighthouse Financial Inc., 3.70%, 06/22/27(b)	4,436	4,322,356
Brown & Brown Inc., 4.50%, 03/15/29	1,440	1,420,778
Chubb INA Holdings LLC
3.35%, 05/03/26	8,906	8,767,568
4.65%, 08/15/29(b)	4,695	4,717,454
Cincinnati Financial Corp., 6.92%, 05/15/28	265	284,486
CNA Financial Corp.
3.45%, 08/15/27(b)	2,851	2,763,587
3.90%, 05/01/29(b)	3,275	3,171,575
4.50%, 03/01/26	3,170	3,160,823
CNO Financial Group Inc., 5.25%, 05/30/29	3,155	3,164,276
CNO Global Funding
1.75%, 10/07/26(a)(b)	3,005	2,834,818
2.65%, 01/06/29(a)(b)	3,370	3,067,033
4.95%, 09/09/29(a)	2,535	2,536,553
5.88%, 06/04/27(a)(b)	1,965	2,008,736
Corebridge Financial Inc.
3.65%, 04/05/27	8,242	8,039,568
3.85%, 04/05/29(b)	6,455	6,228,799
6.88%, 12/15/52, (5-year CMT + 3.846%)(b)(c)	5,999	6,140,480
Corebridge Global Funding
4.65%, 08/20/27(a)	3,010	3,007,552
4.90%, 12/03/29(a)	1,650	1,653,383
5.20%, 01/12/29(a)	4,090	4,146,821
5.20%, 06/24/29(a)	3,440	3,484,269
5.35%, 06/24/26(a)(b)	3,035	3,064,284
5.75%, 07/02/26(a)(b)	3,535	3,590,146
5.90%, 09/19/28(a)	2,245	2,327,695
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (3-mo. LIBOR US + 3.660%)(a)(b)(c)(d)	8,780	8,606,812

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Empower Finance 2020 LP, 1.36%, 09/17/27(a)(b)	$1,360	$1,237,123
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	1,335	1,269,073
Enstar Group Ltd., 4.95%, 06/01/29(b)	3,510	3,485,597
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	2,592	2,487,995
1.30%, 07/12/26(a)	3,066	2,904,926
1.40%, 08/27/27(a)(b)	2,881	2,642,284
1.70%, 11/12/26(a)(b)	2,957	2,792,484
1.80%, 03/08/28(a)	1,395	1,268,705
4.88%, 11/19/27(a)	2,400	2,410,077
5.45%, 03/03/28(a)(b)	2,907	2,946,353
5.50%, 12/02/25(a)	2,475	2,493,974
Equitable Holdings Inc.
4.35%, 04/20/28	10,935	10,788,140
4.57%, 02/15/29(a)(b)	1,465	1,437,593
7.00%, 04/01/28	80	85,277
Essent Group Ltd., 6.25%, 07/01/29(b)	3,035	3,125,420
F&G Annuities & Life Inc.
6.50%, 06/04/29(b)	3,775	3,886,787
7.40%, 01/13/28(b)	3,725	3,910,962
F&G Global Funding
1.75%, 06/30/26(a)(b)	4,491	4,265,627
2.00%, 09/20/28(a)	1,055	931,005
2.30%, 04/11/27(a)(b)	2,385	2,236,810
5.88%, 06/10/27(a)(b)	1,095	1,112,772
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	3,785	3,780,211
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	930	973,176
Fidelity National Financial Inc., 4.50%, 08/15/28	2,845	2,817,240
GA Global Funding Trust
1.63%, 01/15/26(a)(b)	3,936	3,791,831
1.95%, 09/15/28(a)(b)	985	884,722
2.25%, 01/06/27(a)(b)	3,585	3,396,394
4.40%, 09/23/27(a)	3,520	3,478,670
5.50%, 01/08/29(a)(b)	4,790	4,886,228
Global Atlantic Fin Co., 4.40%, 10/15/29(a)	3,170	3,037,526
Globe Life Inc., 4.55%, 09/15/28(b)	3,465	3,438,526
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(a)	1,955	1,899,320
Guardian Life Global Funding
0.88%, 12/10/25(a)(b)	3,119	3,003,996
1.25%, 05/13/26(a)	1,850	1,764,371
1.25%, 11/19/27(a)(b)	2,888	2,618,452
1.40%, 07/06/27(a)(b)	120	110,736
1.63%, 09/16/28(a)	720	646,245
3.25%, 03/29/27(a)(b)	1,945	1,886,076
4.18%, 09/26/29(a)(b)	3,065	3,013,072
5.55%, 10/28/27(a)(b)	2,717	2,786,457
5.74%, 10/02/28(a)(b)	2,380	2,471,651
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26(b)	2,445	2,428,134
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	2,165	1,987,271
Horace Mann Educators Corp.
4.50%, 12/01/25	384	380,306
7.25%, 09/15/28(b)	1,955	2,102,166
Jackson Financial Inc., 5.17%, 06/08/27(b)	1,331	1,341,866
Security	Par (000)	Value
Insurance (continued)
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	$3,593	$3,501,968
3.05%, 06/21/29(a)(b)	160	146,021
4.60%, 10/01/29(a)	3,070	3,024,224
5.25%, 04/12/28(a)(b)	1,710	1,715,184
5.50%, 01/09/26(a)(b)	3,095	3,109,235
5.55%, 07/02/27(a)	150	152,423
5.60%, 04/10/26(a)(b)	815	821,392
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)	5,565	5,808,527
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	4,430	4,375,789
Lincoln National Corp.
3.63%, 12/12/26	2,305	2,254,467
3.80%, 03/01/28(b)	3,140	3,051,032
Loews Corp., 3.75%, 04/01/26	3,160	3,122,293
Manulife Financial Corp.
2.48%, 05/19/27	2,836	2,698,825
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)(c)	4,455	4,357,546
4.15%, 03/04/26	6,047	6,014,955
Markel Group Inc.
3.35%, 09/17/29	1,630	1,537,873
3.50%, 11/01/27	1,745	1,687,940
Marsh & McLennan Companies Inc.
3.75%, 03/14/26(b)	3,656	3,622,561
4.38%, 03/15/29	9,782	9,703,843
4.55%, 11/08/27(b)	4,905	4,917,879
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	1,375	1,303,812
2.35%, 01/14/27(a)(b)	4,096	3,927,763
3.40%, 03/08/26(a)(b)	4,633	4,571,677
4.30%, 10/22/27(a)	2,250	2,240,969
4.50%, 04/10/26(a)	5,180	5,180,090
4.85%, 01/17/29(a)(b)	3,935	3,973,760
5.05%, 12/07/27(a)(b)	4,475	4,546,751
5.05%, 06/14/28(a)(b)	3,595	3,643,868
5.10%, 04/09/27(a)	4,180	4,239,492
5.15%, 05/30/29(a)(b)	3,470	3,553,997
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(c)	315	313,520
Mercury General Corp., 4.40%, 03/15/27(b)	2,154	2,120,627
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	3,350	3,162,581
4.00%, 10/01/27(a)	3,423	3,379,185
4.85%, 01/16/27(a)	2,385	2,402,782
5.25%, 04/12/29(a)(b)	3,550	3,629,834
5.40%, 06/20/26(a)(b)	3,125	3,163,756
Metropolitan Life Global Funding I
1.88%, 01/11/27(a)(b)	5,535	5,235,970
3.00%, 09/19/27(a)	5,100	4,894,307
3.05%, 06/17/29(a)(b)	2,485	2,317,753
3.30%, 03/21/29(a)(b)	3,195	3,027,792
3.45%, 12/18/26(a)(b)	6,950	6,803,848
4.30%, 08/25/29(a)(b)	3,155	3,103,230
4.40%, 06/30/27(a)(b)	3,335	3,327,041
4.85%, 01/08/29(a)(b)	5,065	5,107,331
5.00%, 01/06/26(a)(b)	2,894	2,907,117
5.05%, 06/11/27(a)	2,390	2,423,308
5.05%, 01/06/28(a)(b)	3,230	3,258,971
5.40%, 09/12/28(a)	3,075	3,161,124

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MGIC Investment Corp., 5.25%, 08/15/28	$1,220	$1,208,480
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	52,660
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(a)	2,440	2,419,256
5.35%, 04/09/27(a)(b)	2,175	2,204,612
5.45%, 12/12/28(a)	2,090	2,132,944
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)	2,505	2,539,548
New York Life Global Funding
0.85%, 01/15/26(a)	5,652	5,423,585
1.15%, 06/09/26(a)(b)	2,858	2,716,042
2.35%, 07/14/26(a)(b)	950	918,495
3.00%, 01/10/28(a)(b)	2,240	2,145,993
3.25%, 04/07/27(a)(b)	2,922	2,847,724
3.90%, 10/01/27(a)(b)	3,469	3,417,972
4.70%, 04/02/26(a)(b)	3,775	3,784,294
4.70%, 01/29/29(a)(b)	4,167	4,204,245
4.85%, 01/09/28(a)(b)	7,380	7,466,985
4.90%, 04/02/27(a)(b)	3,453	3,488,559
4.90%, 06/13/28(a)	4,988	5,052,006
5.00%, 06/06/29(a)(b)	3,420	3,478,953
5.45%, 09/18/26(a)(b)	4,985	5,067,888
Nippon Life Insurance Co.
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,510	3,394,773
4.70%, 01/20/46, (5-year USD ICE Swap + 3.750%)(a)(b)(c)	8,754	8,686,276
NMI Holdings Inc., 6.00%, 08/15/29	2,325	2,357,518
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)	4,423	4,241,643
1.70%, 06/01/28(a)(b)	3,400	3,078,097
1.75%, 01/11/27(a)	3,528	3,335,414
3.30%, 04/04/29(a)	50	47,166
4.11%, 09/12/27(a)(b)	2,483	2,460,444
4.35%, 09/15/27(a)(b)	4,325	4,314,712
4.70%, 04/06/26(a)	2,690	2,692,000
4.71%, 01/10/29(a)(b)	3,655	3,670,265
4.90%, 06/12/28(a)	3,935	3,967,886
5.07%, 03/25/27(a)(b)	3,835	3,887,177
Old Republic International Corp., 3.88%, 08/26/26	3,453	3,396,596
Pacific Life Global Funding II
1.38%, 04/14/26(a)(b)	8,875	8,504,206
1.45%, 01/20/28(a)(b)	1,520	1,382,453
1.60%, 09/21/28(a)(b)	955	851,325
4.50%, 08/28/29(a)(b)	3,229	3,224,547
4.90%, 04/04/28(a)	3,228	3,248,178
4.90%, 01/11/29(a)(b)	2,410	2,427,376
5.50%, 08/28/26(a)(b)	3,305	3,353,454
5.50%, 07/18/28(a)(b)	3,567	3,660,574
PartnerRe Finance B LLC, 3.70%, 07/02/29(b)	2,700	2,570,984
Pricoa Global Funding I
1.20%, 09/01/26(a)(b)	4,431	4,182,543
4.40%, 08/27/27(a)(b)	2,530	2,525,515
5.10%, 05/30/28(a)(b)	3,355	3,411,937
5.55%, 08/28/26(a)(b)	2,415	2,456,556
Principal Financial Group Inc.
3.10%, 11/15/26	2,230	2,165,146
3.70%, 05/15/29	3,345	3,214,192
Security	Par (000)	Value
Insurance (continued)
Principal Life Global Funding II
0.88%, 01/12/26(a)(b)	$3,340	$3,199,852
1.25%, 08/16/26(a)(b)	6,470	6,113,265
1.50%, 11/17/26(a)	4,255	4,012,477
2.50%, 09/16/29(a)(b)	2,000	1,805,840
3.00%, 04/18/26(a)(b)	4,601	4,498,290
4.60%, 08/19/27(a)(b)	3,870	3,874,661
4.95%, 11/27/29(a)	2,375	2,396,719
5.00%, 01/16/27(a)(b)	3,110	3,137,472
5.10%, 01/25/29(a)(b)	3,615	3,664,206
5.50%, 06/28/28(a)(b)	1,970	2,009,880
Progressive Corp. (The)
2.45%, 01/15/27	2,939	2,822,770
2.50%, 03/15/27(b)	2,909	2,787,302
4.00%, 03/01/29	3,740	3,671,991
6.63%, 03/01/29	2,280	2,464,138
Protective Life Corp., 4.30%, 09/30/28(a)(b)	2,520	2,476,939
Protective Life Global Funding
1.30%, 09/20/26(a)	2,340	2,203,832
1.62%, 04/15/26(a)(b)	2,972	2,852,295
1.90%, 07/06/28(a)(b)	500	455,434
4.34%, 09/13/27(a)(b)	1,810	1,794,488
4.71%, 07/06/27(a)(b)	2,295	2,301,160
4.99%, 01/12/27(a)	2,080	2,093,346
5.21%, 04/14/26(a)(b)	2,550	2,566,791
5.22%, 06/12/29(a)(b)	2,715	2,767,958
5.37%, 01/06/26(a)(b)	3,575	3,597,965
5.47%, 12/08/28(a)(b)	3,490	3,591,171
Prudential Financial Inc.
1.50%, 03/10/26	10,190	9,813,358
3.88%, 03/27/28(b)	2,758	2,703,544
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(b)(c)	4,545	4,408,479
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(c)	4,995	4,996,145
Reinsurance Group of America Inc.
3.90%, 05/15/29(b)	3,770	3,630,060
3.95%, 09/15/26	2,519	2,484,716
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	1,648	1,541,995
2.75%, 01/21/27(a)	1,945	1,842,465
4.93%, 09/01/27(a)	165	163,204
5.24%, 02/02/26(a)	805	805,894
RenaissanceRe Finance Inc., 3.45%, 07/01/27	1,335	1,294,157
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29(b)	2,700	2,571,273
RGA Global Funding
2.00%, 11/30/26(a)(b)	2,455	2,330,218
2.70%, 01/18/29(a)(b)	2,275	2,096,468
5.45%, 05/24/29(a)(b)	4,735	4,855,645
6.00%, 11/21/28(a)(b)	2,425	2,525,506
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	2,625	2,588,250
Sammons Financial Group Inc., 4.45%, 05/12/27(a)(b)	1,815	1,782,088
SBL Holdings Inc., 5.13%, 11/13/26(a)(b)	2,254	2,215,361
SiriusPoint Ltd., 7.00%, 04/05/29(b)	2,500	2,579,499
Sumitomo Life Insurance Co., 4.00%, 09/14/77, (3-mo. LIBOR US + 2.993%)(a)(c)	5,065	4,900,531
Swiss Re America Holding Corp., 7.00%, 02/15/26(b)	185	189,498

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(c)	$3,045	$3,022,985
Trinity Acquisition PLC, 4.40%, 03/15/26	3,509	3,484,934
Unum Group, 4.00%, 06/15/29	2,475	2,404,122
Willis North America Inc.
2.95%, 09/15/29	4,760	4,378,165
4.50%, 09/15/28(b)	3,695	3,664,403
4.65%, 06/15/27	4,415	4,402,484
		863,242,738
Internet — 1.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	15,685	15,117,841
Alphabet Inc.
0.80%, 08/15/27(b)	6,485	5,934,281
2.00%, 08/15/26	11,815	11,365,524
Amazon.com Inc.
1.00%, 05/12/26	14,737	14,056,709
1.20%, 06/03/27	7,608	7,055,965
1.65%, 05/12/28	13,810	12,632,338
3.15%, 08/22/27	21,008	20,390,814
3.30%, 04/13/27	12,092	11,816,326
3.45%, 04/13/29	9,833	9,520,892
4.55%, 12/01/27	12,114	12,201,889
4.60%, 12/01/25	6,427	6,441,848
5.20%, 12/03/25(b)	4,622	4,651,289
Baidu Inc.
1.63%, 02/23/27(b)	2,065	1,934,051
1.72%, 04/09/26(b)	3,115	2,990,835
3.63%, 07/06/27(b)	3,740	3,645,372
4.38%, 03/29/28(b)	3,690	3,654,410
4.88%, 11/14/28	200	201,290
Booking Holdings Inc.
3.55%, 03/15/28(b)	3,500	3,403,450
3.60%, 06/01/26(b)	5,114	5,045,645
eBay Inc.
1.40%, 05/10/26	3,592	3,428,110
3.60%, 06/05/27(b)	4,792	4,686,729
5.95%, 11/22/27	1,568	1,625,768
Expedia Group Inc.
3.80%, 02/15/28	6,492	6,304,659
4.63%, 08/01/27	3,781	3,775,684
5.00%, 02/15/26(b)	3,570	3,574,946
Meituan
4.50%, 04/02/28(a)	779	764,097
4.63%, 10/02/29(a)	4,360	4,274,237
Meta Platforms Inc.
3.50%, 08/15/27	16,999	16,635,219
4.30%, 08/15/29(b)	9,113	9,077,094
4.60%, 05/15/28	9,370	9,449,971
Netflix Inc.
4.38%, 11/15/26	7,032	7,022,447
4.88%, 04/15/28(b)	10,332	10,437,340
5.38%, 11/15/29(a)(b)	5,955	6,128,857
5.88%, 11/15/28	12,012	12,558,607
6.38%, 05/15/29	5,920	6,339,811
Prosus NV
3.26%, 01/19/27(a)(b)	4,835	4,610,130
4.85%, 07/06/27(a)(b)	691	678,908
Tencent Holdings Ltd.
1.81%, 01/26/26(a)(b)	4,994	4,825,851
3.58%, 04/11/26(a)	3,755	3,695,914
3.60%, 01/19/28(a)	15,660	15,190,449
Security	Par (000)	Value
Internet (continued)
3.98%, 04/11/29(a)(b)	$13,338	$12,934,005
Uber Technologies Inc.
4.50%, 08/15/29(a)(b)	10,700	10,429,176
6.25%, 01/15/28(a)(b)	2,225	2,247,232
7.50%, 09/15/27(a)	2,742	2,796,898
VeriSign Inc., 4.75%, 07/15/27(b)	4,312	4,313,224
		319,866,132
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	2,945	2,887,364
4.55%, 03/11/26	2,350	2,334,934
6.55%, 11/29/27	7,285	7,622,586
Gerdau Trade Inc., 4.88%, 10/24/27(a)	720	717,690
Nucor Corp.
3.95%, 05/01/28	1,595	1,566,686
4.30%, 05/23/27(b)	3,300	3,285,974
POSCO
4.50%, 08/04/27(a)(b)	712	705,614
4.88%, 01/23/27(a)	615	615,201
5.63%, 01/17/26(a)	995	1,002,195
5.75%, 01/17/28(a)	6,560	6,740,097
Steel Dynamics Inc.
1.65%, 10/15/27	1,259	1,158,630
5.00%, 12/15/26	3,195	3,190,221
		31,827,192
Leisure Time — 0.1%
Brunswick Corp./DE, 5.85%, 03/18/29(b)	3,030	3,109,307
Carnival Corp.
4.00%, 08/01/28(a)	5,800	5,521,490
7.00%, 08/15/29(a)	3,085	3,225,019
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)	2,358	2,239,579
5.95%, 06/11/29(a)(b)	3,360	3,404,133
6.50%, 03/10/28(a)(b)	4,610	4,753,838
Polaris Inc., 6.95%, 03/15/29(b)	3,620	3,846,836
		26,100,202
Lodging — 0.4%
Hyatt Hotels Corp.
4.38%, 09/15/28	2,815	2,766,825
4.85%, 03/15/26	1,353	1,352,894
5.25%, 06/30/29(b)	4,000	4,042,988
5.75%, 01/30/27	2,955	3,010,160
Las Vegas Sands Corp.
3.50%, 08/18/26	2,820	2,744,917
3.90%, 08/08/29	5,210	4,876,009
5.90%, 06/01/27(b)	3,700	3,759,309
6.00%, 08/15/29(b)	3,380	3,462,644
Marriott International Inc./MD
4.88%, 05/15/29(b)	3,405	3,427,107
4.90%, 04/15/29	5,445	5,485,834
5.00%, 10/15/27	5,506	5,567,441
5.45%, 09/15/26	2,213	2,244,280
5.55%, 10/15/28	4,390	4,526,329
Series AA, 4.65%, 12/01/28(b)	1,668	1,672,792
Series R, 3.13%, 06/15/26	4,231	4,131,880
Series X, 4.00%, 04/15/28	2,925	2,867,484
Sands China Ltd.
2.30%, 03/08/27(b)	3,573	3,316,733
2.85%, 03/08/29(b)	4,375	3,909,946
3.80%, 01/08/26	3,680	3,607,142

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.40%, 08/08/28	$11,715	$11,602,449
		78,375,163
Machinery — 1.3%
ABB Finance USA Inc., 3.80%, 04/03/28(b)	55	54,098
AGCO Corp., 5.45%, 03/21/27(b)	2,320	2,348,960
Caterpillar Financial Services Corp.
0.90%, 03/02/26	4,668	4,473,162
1.10%, 09/14/27	4,754	4,364,629
1.15%, 09/14/26(b)	3,342	3,159,864
1.70%, 01/08/27	3,419	3,236,427
2.40%, 08/09/26	1,800	1,739,903
3.60%, 08/12/27(b)	4,703	4,619,974
4.35%, 05/15/26	7,905	7,898,966
4.38%, 08/16/29(b)	4,230	4,211,801
4.40%, 10/15/27(b)	3,800	3,805,180
4.45%, 10/16/26(b)	3,391	3,392,626
4.50%, 01/08/27	2,800	2,809,140
4.60%, 11/15/27(b)	3,550	3,564,321
4.70%, 11/15/29	5,255	5,294,943
4.80%, 01/06/26	5,465	5,485,520
4.85%, 02/27/29(b)	4,394	4,455,693
5.00%, 05/14/27	3,718	3,772,135
5.05%, 02/27/26(b)	4,395	4,427,150
Caterpillar Inc., 2.60%, 09/19/29	3,115	2,866,612
CNH Industrial Capital LLC
1.45%, 07/15/26	3,264	3,098,074
1.88%, 01/15/26	3,191	3,087,931
4.50%, 10/08/27(b)	1,535	1,523,186
4.55%, 04/10/28(b)	3,955	3,927,025
5.10%, 04/20/29	4,190	4,239,209
5.50%, 01/12/29	2,790	2,861,725
CNH Industrial NV, 3.85%, 11/15/27(b)	2,563	2,514,724
Deere & Co., 5.38%, 10/16/29	3,260	3,393,511
Dover Corp., 2.95%, 11/04/29(b)	1,890	1,753,281
IDEX Corp., 4.95%, 09/01/29(b)	3,395	3,416,598
Ingersoll Rand Inc.
5.18%, 06/15/29	5,025	5,110,922
5.20%, 06/15/27(b)	3,635	3,684,553
5.40%, 08/14/28	3,422	3,501,212
John Deere Capital Corp.
0.70%, 01/15/26	5,435	5,211,034
1.05%, 06/17/26	3,310	3,144,331
1.30%, 10/13/26	2,340	2,210,487
1.50%, 03/06/28	2,795	2,550,638
1.70%, 01/11/27	2,923	2,766,476
1.75%, 03/09/27	3,280	3,095,320
2.25%, 09/14/26	2,726	2,626,698
2.35%, 03/08/27(b)	3,237	3,094,673
2.65%, 06/10/26	2,895	2,820,342
2.80%, 09/08/27(b)	3,113	2,986,516
2.80%, 07/18/29(b)	3,840	3,575,325
3.05%, 01/06/28	2,020	1,948,773
3.35%, 04/18/29	3,215	3,080,034
3.45%, 03/07/29	4,135	3,972,429
4.15%, 09/15/27	5,436	5,403,648
4.20%, 07/15/27	3,391	3,378,968
4.50%, 01/08/27(b)	4,580	4,598,901
4.50%, 01/16/29(b)	6,460	6,475,214
4.75%, 06/08/26	3,573	3,593,577
4.75%, 01/20/28(b)	6,920	6,993,471
4.80%, 01/09/26	6,950	6,971,448
Security	Par (000)	Value
Machinery (continued)
4.85%, 03/05/27(b)	$3,375	$3,409,696
4.85%, 06/11/29(b)	5,560	5,644,620
4.85%, 10/11/29(b)	2,590	2,634,636
4.90%, 06/11/27(b)	4,305	4,357,572
4.90%, 03/03/28(b)	4,180	4,244,486
4.95%, 03/06/26(b)	2,685	2,700,555
4.95%, 07/14/28(b)	9,160	9,320,273
5.05%, 03/03/26(b)	3,115	3,140,325
5.15%, 09/08/26	3,329	3,373,925
Komatsu Finance America Inc., 5.50%, 10/06/27(a)(b)	1,810	1,847,387
Nordson Corp., 5.60%, 09/15/28	2,515	2,597,112
nVent Finance SARL, 4.55%, 04/15/28(b)	1,040	1,033,089
Oshkosh Corp., 4.60%, 05/15/28(b)	1,030	1,025,374
Otis Worldwide Corp.
2.29%, 04/05/27(b)	2,846	2,705,879
5.25%, 08/16/28	4,870	4,968,137
Rockwell Automation Inc.
3.50%, 03/01/29(b)	3,735	3,576,662
6.70%, 01/15/28(b)	35	36,999
Weir Group PLC (The), 2.20%, 05/13/26(a)	1,390	1,333,916
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	4,329	4,219,686
4.70%, 09/15/28	7,856	7,826,022
Xylem Inc./New York
1.95%, 01/30/28(b)	4,038	3,739,100
3.25%, 11/01/26	2,804	2,731,364
		275,058,173
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26(b)	3,728	3,575,345
2.38%, 08/26/29(b)	5,025	4,549,427
2.88%, 10/15/27(b)	4,419	4,231,060
3.38%, 03/01/29	4,725	4,503,448
3.63%, 09/14/28(b)	3,860	3,741,475
Carlisle Companies Inc., 3.75%, 12/01/27(b)	4,070	3,966,288
Eaton Corp.
3.10%, 09/15/27	3,557	3,438,366
4.35%, 05/18/28(b)	3,315	3,314,895
Illinois Tool Works Inc., 2.65%, 11/15/26	5,815	5,637,687
Parker-Hannifin Corp.
3.25%, 03/01/27	4,067	3,952,224
3.25%, 06/14/29	7,695	7,278,986
4.25%, 09/15/27	7,053	7,007,787
4.50%, 09/15/29(b)	6,885	6,866,120
Pentair Finance SARL, 4.50%, 07/01/29	2,790	2,733,564
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)	10,386	9,971,240
1.70%, 03/11/28(a)(b)	7,730	7,101,183
2.35%, 10/15/26(a)(b)	9,914	9,543,027
3.40%, 03/16/27(a)(b)	7,191	7,043,847
6.13%, 08/17/26(a)(b)	10,518	10,795,008
Teledyne Technologies Inc.
1.60%, 04/01/26	2,463	2,363,000
2.25%, 04/01/28	4,355	4,026,784
Textron Inc.
3.38%, 03/01/28(b)	1,289	1,234,040
3.65%, 03/15/27(b)	1,989	1,938,893
3.90%, 09/17/29	2,014	1,934,631

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.00%, 03/15/26	$1,930	$1,910,096
		122,658,421
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	10,801	9,601,881
3.75%, 02/15/28	5,685	5,458,312
4.20%, 03/15/28(b)	4,951	4,812,618
5.05%, 03/30/29	7,970	7,897,346
6.10%, 06/01/29	9,445	9,717,508
6.15%, 11/10/26	7,200	7,352,347
Comcast Corp.
2.35%, 01/15/27	8,867	8,483,737
3.15%, 03/01/26	13,473	13,260,277
3.15%, 02/15/28(b)	10,293	9,869,613
3.30%, 02/01/27(b)	8,014	7,819,538
3.30%, 04/01/27	5,175	5,042,427
3.55%, 05/01/28(b)	6,472	6,267,667
4.15%, 10/15/28	23,712	23,373,040
4.55%, 01/15/29	8,070	8,078,459
5.10%, 06/01/29(b)	6,377	6,510,922
5.35%, 11/15/27(b)	4,752	4,864,732
Cox Communications Inc.
3.35%, 09/15/26(a)	6,446	6,273,276
3.50%, 08/15/27(a)(b)	5,214	5,052,959
5.45%, 09/15/28(a)(b)	3,815	3,897,668
Discovery Communications LLC
3.95%, 03/20/28	10,220	9,773,751
4.13%, 05/15/29(b)	4,990	4,716,688
4.90%, 03/11/26	4,193	4,178,419
FactSet Research Systems Inc., 2.90%, 03/01/27	3,375	3,238,265
Fox Corp., 4.71%, 01/25/29	10,825	10,823,079
Paramount Global
2.90%, 01/15/27(b)	2,659	2,548,216
3.38%, 02/15/28	2,300	2,168,992
3.70%, 06/01/28	3,585	3,401,263
4.20%, 06/01/29	2,245	2,138,441
TCI Communications Inc.
7.13%, 02/15/28(b)	1,125	1,210,514
7.88%, 02/15/26	5,251	5,446,820
Thomson Reuters Corp., 3.35%, 05/15/26	3,009	2,952,300
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,261	5,996,731
2.95%, 06/15/27(b)	6,785	6,548,142
3.00%, 02/13/26	6,207	6,095,686
Videotron Ltd.
3.63%, 06/15/29(a)(b)	2,765	2,586,198
5.13%, 04/15/27(a)	410	409,242
Walt Disney Co. (The)
1.75%, 01/13/26	9,210	8,938,106
2.00%, 09/01/29(b)	12,530	11,214,582
2.20%, 01/13/28(b)	6,462	6,057,010
3.38%, 11/15/26	2,819	2,765,291
3.70%, 03/23/27(b)	3,383	3,342,571
		260,184,634
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	3,245	3,187,764
Security	Par (000)	Value
Mining — 0.7%
Anglo American Capital PLC
2.25%, 03/17/28(a)	$3,250	$2,993,296
3.88%, 03/16/29(a)(b)	3,575	3,425,848
4.00%, 09/11/27(a)(b)	3,760	3,677,887
4.50%, 03/15/28(a)	4,290	4,232,304
4.75%, 04/10/27(a)	4,402	4,382,675
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28(b)	1,425	1,318,171
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(b)	6,263	6,303,204
4.88%, 02/27/26(b)	5,745	5,765,721
5.10%, 09/08/28(b)	4,457	4,542,884
5.25%, 09/08/26(b)	5,065	5,122,865
6.42%, 03/01/26	3,911	3,995,534
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	5,350	4,814,619
3.63%, 08/01/27(a)(b)	9,216	8,877,216
Freeport Indonesia PT, 4.76%, 04/14/27(a)	6,710	6,662,687
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,272	3,185,145
4.38%, 08/01/28	3,080	3,023,181
5.00%, 09/01/27(b)	2,907	2,912,198
5.25%, 09/01/29(b)	3,080	3,091,661
Glencore Funding LLC
1.63%, 04/27/26(a)(b)	3,555	3,403,377
3.88%, 10/27/27(a)	1,928	1,880,371
4.00%, 03/27/27(a)	6,920	6,802,623
4.88%, 03/12/29(a)(b)	5,237	5,248,804
5.34%, 04/04/27(a)(b)	4,140	4,190,872
5.37%, 04/04/29(a)	11,365	11,570,256
5.40%, 05/08/28(a)(b)	3,985	4,059,945
6.13%, 10/06/28(a)	3,980	4,157,938
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)	395	405,007
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.53%, 11/15/28(a)(b)	3,309	3,461,724
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)	295	277,934
Kinross Gold Corp., 4.50%, 07/15/27	3,293	3,274,839
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(a)	1,123	1,092,479
Newmont Corp., 2.80%, 10/01/29	1,995	1,838,015
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 03/15/26	940	946,119
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,962	5,373,216
Yamana Gold Inc., 4.63%, 12/15/27(b)	2,265	2,239,431
		138,550,046
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	6,325	6,040,933
3.25%, 02/15/29	2,810	2,599,267
3.28%, 12/01/28(b)	3,298	3,069,140
4.25%, 04/01/28(b)	4,490	4,370,826
		16,080,166
Oil & Gas — 2.9%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(a)	3,445	3,358,310
Aker BP ASA, 5.60%, 06/13/28(a)	3,940	4,025,418
Antero Resources Corp., 7.63%, 02/01/29(a)(b)	55	56,379
Apache Corp., 4.38%, 10/15/28(b)	1,590	1,540,438

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets America Inc.
3.02%, 01/16/27(b)	$5,522	$5,360,906
3.12%, 05/04/26	6,302	6,182,920
3.41%, 02/11/26	6,155	6,076,160
3.54%, 04/06/27	3,156	3,093,286
3.59%, 04/14/27	4,096	4,017,138
3.94%, 09/21/28	8,386	8,206,260
4.23%, 11/06/28	10,625	10,507,719
4.70%, 04/10/29	8,615	8,648,844
4.87%, 11/25/29(b)	4,450	4,491,180
4.97%, 10/17/29	4,505	4,567,990
5.02%, 11/17/27	5,895	5,981,051
BP Capital Markets PLC
3.28%, 09/19/27(b)	9,294	9,015,886
3.72%, 11/28/28	6,569	6,363,279
Canadian Natural Resources Ltd., 3.85%, 06/01/27	8,045	7,879,414
Cenovus Energy Inc., 4.25%, 04/15/27(b)	2,227	2,200,993
Chevron Corp.
2.00%, 05/11/27	6,129	5,804,426
2.95%, 05/16/26(b)	13,937	13,646,034
Chevron USA Inc.
1.02%, 08/12/27	4,819	4,419,984
3.25%, 10/15/29(b)	3,500	3,322,314
3.85%, 01/15/28(b)	4,780	4,732,916
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	5,000	4,683,814
ConocoPhillips Co.
4.70%, 01/15/30	7,950	7,966,061
6.95%, 04/15/29(b)	9,810	10,763,309
Continental Resources Inc./OK
2.27%, 11/15/26(a)	5,046	4,782,009
4.38%, 01/15/28(b)	6,993	6,843,824
Coterra Energy Inc.
3.90%, 05/15/27	4,353	4,262,831
4.38%, 03/15/29	3,370	3,282,005
Devon Energy Corp.
5.25%, 10/15/27(b)	3,280	3,287,825
5.85%, 12/15/25	3,273	3,296,248
5.88%, 06/15/28(b)	1,460	1,467,752
Diamondback Energy Inc.
3.25%, 12/01/26	4,993	4,863,666
5.20%, 04/18/27(b)	5,245	5,312,331
Empresa Nacional del Petroleo, 5.25%, 11/06/29(a)	4,200	4,154,173
Eni SpA
4.25%, 05/09/29(a)(b)	3,605	3,538,827
Series X-R, 4.75%, 09/12/28(a)	3,872	3,875,958
Eni USA Inc., 7.30%, 11/15/27(b)	5,360	5,720,341
EOG Resources Inc., 4.15%, 01/15/26	4,891	4,865,612
EQT Corp.
3.13%, 05/15/26(a)(b)	2,876	2,797,437
3.90%, 10/01/27	7,495	7,325,334
5.00%, 01/15/29	2,417	2,411,106
5.70%, 04/01/28	3,628	3,710,381
Equinor ASA
1.75%, 01/22/26	12,518	12,139,360
3.00%, 04/06/27(b)	6,084	5,907,023
3.63%, 09/10/28(b)	2,880	2,808,704
6.50%, 12/01/28(a)(b)	3,500	3,754,571
6.80%, 01/15/28(b)	660	700,799
7.15%, 01/15/29(b)	1,550	1,687,903
Security	Par (000)	Value
Oil & Gas (continued)
7.25%, 09/23/27(b)	$1,419	$1,525,025
Expand Energy Corp.
5.38%, 02/01/29	2,270	2,259,312
5.88%, 02/01/29(a)(b)	215	215,128
6.75%, 04/15/29(a)(b)	760	771,473
Exxon Mobil Corp.
2.28%, 08/16/26(b)	6,113	5,906,550
2.44%, 08/16/29(b)	8,485	7,783,872
3.04%, 03/01/26	15,211	14,941,157
3.29%, 03/19/27(b)	6,251	6,132,406
GS Caltex Corp.
4.50%, 01/05/26(a)	1,840	1,830,646
5.38%, 08/07/28(a)	190	193,540
Harbour Energy PLC, 5.50%, 10/15/26(a)	275	273,773
Helmerich & Payne Inc., 4.65%, 12/01/27(a)(b)	355	351,993
Hess Corp.
4.30%, 04/01/27	6,502	6,454,824
7.88%, 10/01/29	355	402,317
HF Sinclair Corp.
5.00%, 02/01/28(b)	1,325	1,317,986
5.88%, 04/01/26	5,405	5,452,527
6.38%, 04/15/27	620	629,075
KazMunayGas National Co. JSC, 4.75%, 04/19/27(a)	110	108,850
Marathon Oil Corp.
4.40%, 07/15/27	6,443	6,415,606
5.30%, 04/01/29(b)	5,680	5,848,730
Marathon Petroleum Corp.
3.80%, 04/01/28	3,495	3,391,498
5.13%, 12/15/26	4,694	4,726,045
Occidental Petroleum Corp.
3.40%, 04/15/26(b)	2,050	2,003,579
3.50%, 08/15/29(b)	2,315	2,140,408
5.00%, 08/01/27	4,075	4,086,597
5.20%, 08/01/29	8,020	8,047,821
5.50%, 12/01/25(b)	2,765	2,772,573
5.55%, 03/15/26	5,235	5,262,531
6.38%, 09/01/28(b)	4,315	4,493,407
8.50%, 07/15/27(b)	3,480	3,736,017
Ovintiv Inc.
5.38%, 01/01/26	2,958	2,966,374
5.65%, 05/15/28(b)	5,220	5,324,543
Patterson-UTI Energy Inc.
3.95%, 02/01/28(b)	1,310	1,259,064
5.15%, 11/15/29(b)	1,880	1,861,769
Pertamina Persero PT
1.40%, 02/09/26(a)(b)	7,114	6,798,350
3.65%, 07/30/29(a)	3,425	3,242,420
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	2,763	2,900,122
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)	5,850	5,380,930
Phillips 66
1.30%, 02/15/26	3,292	3,160,640
3.90%, 03/15/28	5,512	5,384,430
Phillips 66 Co.
3.55%, 10/01/26	2,807	2,753,235
3.75%, 03/01/28	3,055	2,981,642
4.95%, 12/01/27(b)	4,846	4,896,317
Pioneer Natural Resources Co.
1.13%, 01/15/26	2,428	2,337,936
5.10%, 03/29/26	5,690	5,731,376

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(a)	$1,565	$1,480,136
Qatar Energy, 1.38%, 09/12/26(a)	13,073	12,327,708
QatarEnergy LNG S3
5.84%, 09/30/27(a)	2,139	2,166,939
6.33%, 09/30/27(a)	3,614	3,668,849
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	70	70,092
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,115	1,080,051
SA Global Sukuk Ltd.
1.60%, 06/17/26(a)(b)	14,370	13,651,644
4.25%, 10/02/29(a)	8,500	8,292,600
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)(b)	16,125	15,277,147
Shell Finance U.S. Inc., 2.38%, 11/07/29	5,895	5,346,290
Shell International Finance BV
2.50%, 09/12/26(b)	6,096	5,904,467
2.88%, 05/10/26(b)	10,848	10,600,952
3.88%, 11/13/28	6,866	6,744,878
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	5,778	5,590,150
3.50%, 05/03/26(a)(b)	7,217	7,103,891
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)	6,340	6,145,629
3.63%, 04/12/27(a)(b)	6,864	6,743,308
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	9,902	9,562,446
2.95%, 08/08/29(a)	505	475,370
4.25%, 09/12/28(a)	135	134,585
Suncor Energy Inc.
7.00%, 11/15/28(b)	2,360	2,549,225
7.88%, 06/15/26(b)	2,140	2,229,364
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)(b)	6,180	6,002,226
Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/28(a)	200	196,295
TotalEnergies Capital International SA, 3.46%, 02/19/29(b)	7,615	7,311,015
TotalEnergies Capital SA, 3.88%, 10/11/28(b)	7,045	6,907,688
Valero Energy Corp.
2.15%, 09/15/27	3,756	3,524,496
3.40%, 09/15/26(b)	1,521	1,486,260
4.00%, 04/01/29	1,180	1,145,081
4.35%, 06/01/28(b)	4,101	4,053,557
Var Energi ASA
5.00%, 05/18/27(a)(b)	2,130	2,123,561
7.50%, 01/15/28(a)	6,876	7,314,964
Woodside Finance Ltd.
3.70%, 09/15/26(a)(b)	2,884	2,821,081
3.70%, 03/15/28(a)(b)	5,755	5,523,539
4.50%, 03/04/29(a)	10,235	10,028,594
		611,746,941
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	4,271	4,069,141
3.14%, 11/07/29(b)	3,090	2,883,158
3.34%, 12/15/27(b)	9,440	9,102,654
Schlumberger Holdings Corp.
3.90%, 05/17/28(a)	8,310	8,133,731
Security	Par (000)	Value
Oil & Gas Services (continued)
4.00%, 12/21/25(a)	$3,276	$3,251,928
4.30%, 05/01/29(a)	5,680	5,593,473
5.00%, 05/29/27(a)(b)	2,975	3,000,986
Schlumberger Investment SA, 4.50%, 05/15/28	4,302	4,305,164
		40,340,235
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	3,451	3,393,237
4.50%, 05/15/28(b)	1,960	1,937,637
Amcor Flexibles North America Inc., 3.10%, 09/15/26(b)	1,703	1,648,606
Amcor Group Finance PLC, 5.45%, 05/23/29	3,475	3,542,180
Berry Global Inc.
1.57%, 01/15/26	9,071	8,743,583
1.65%, 01/15/27(b)	1,800	1,688,598
4.88%, 07/15/26(a)	4,008	3,989,641
5.50%, 04/15/28	3,320	3,375,045
CCL Industries Inc., 3.25%, 10/01/26(a)(b)	2,630	2,553,267
Graphic Packaging International LLC, 1.51%, 04/15/26(a)	2,394	2,275,453
Packaging Corp. of America, 3.40%, 12/15/27	3,738	3,606,858
Sealed Air Corp., 1.57%, 10/15/26(a)(b)	3,445	3,231,147
Silgan Holdings Inc., 1.40%, 04/01/26(a)	2,820	2,679,101
Sonoco Products Co.
2.25%, 02/01/27(b)	1,707	1,619,108
4.45%, 09/01/26(b)	2,483	2,467,996
4.60%, 09/01/29	3,435	3,375,314
WRKCo Inc.
3.38%, 09/15/27	3,045	2,941,760
3.90%, 06/01/28	2,015	1,957,149
4.00%, 03/15/28	4,620	4,503,373
4.65%, 03/15/26	4,564	4,571,324
4.90%, 03/15/29(b)	6,825	6,833,604
		70,933,981
Pharmaceuticals — 3.4%
AbbVie Inc.
2.95%, 11/21/26	23,821	23,135,776
3.20%, 05/14/26	11,990	11,771,771
3.20%, 11/21/29	19,592	18,367,783
4.25%, 11/14/28(b)	11,206	11,128,828
4.80%, 03/15/27(b)	13,740	13,841,646
4.80%, 03/15/29	17,889	18,045,287
Astrazeneca Finance LLC
1.20%, 05/28/26	7,465	7,123,329
1.75%, 05/28/28	7,914	7,217,714
4.80%, 02/26/27	7,745	7,814,793
4.85%, 02/26/29	9,040	9,151,075
4.88%, 03/03/28	6,990	7,078,862
AstraZeneca PLC
0.70%, 04/08/26	7,211	6,863,635
3.13%, 06/12/27(b)	4,497	4,372,619
4.00%, 01/17/29(b)	6,475	6,360,685
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	725	753,407
Bayer U.S. Finance II LLC
4.25%, 12/15/25(a)(b)	14,680	14,553,602
4.38%, 12/15/28(a)	22,304	21,533,079
Bayer U.S. Finance LLC
6.13%, 11/21/26(a)	6,025	6,150,855
6.25%, 01/21/29(a)(b)	7,255	7,483,745

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co.
3.70%, 06/06/27	$10,614	$10,400,785
4.69%, 02/13/28(b)	5,738	5,755,764
4.87%, 02/08/29	3,365	3,390,763
5.08%, 06/07/29	4,195	4,257,397
Bristol-Myers Squibb Co.
1.13%, 11/13/27(b)	6,798	6,201,145
3.20%, 06/15/26(b)	10,420	10,227,778
3.25%, 02/27/27	3,918	3,823,101
3.40%, 07/26/29	14,640	13,937,753
3.45%, 11/15/27(b)	2,585	2,522,636
3.90%, 02/20/28	9,634	9,485,818
4.90%, 02/22/27(b)	4,870	4,924,753
4.90%, 02/22/29	11,300	11,461,200
4.95%, 02/20/26(b)	5,990	6,027,241
6.80%, 11/15/26	805	841,280
Cardinal Health Inc.
3.41%, 06/15/27	7,632	7,412,884
4.70%, 11/15/26	1,970	1,967,987
5.00%, 11/15/29	4,850	4,879,137
5.13%, 02/15/29(b)	5,140	5,209,972
Cencora Inc., 3.45%, 12/15/27	5,450	5,272,249
CVS Health Corp.
1.30%, 08/21/27	13,526	12,318,800
2.88%, 06/01/26(b)	10,478	10,180,290
3.00%, 08/15/26	4,452	4,316,638
3.25%, 08/15/29(b)	10,705	9,901,072
3.63%, 04/01/27	4,450	4,335,035
4.30%, 03/25/28	35,826	35,138,785
5.00%, 02/20/26(b)	9,027	9,037,609
5.00%, 01/30/29	3,450	3,459,516
5.40%, 06/01/29(b)	9,105	9,258,899
6.25%, 06/01/27(b)	2,332	2,407,824
Eli Lilly & Co.
3.10%, 05/15/27(b)	2,448	2,383,347
3.38%, 03/15/29	5,595	5,377,140
4.15%, 08/14/27(b)	4,554	4,538,973
4.20%, 08/14/29(b)	7,500	7,433,538
4.50%, 02/09/27	5,895	5,919,170
4.50%, 02/09/29(b)	7,248	7,277,521
5.00%, 02/27/26	100	100,010
5.50%, 03/15/27(b)	2,235	2,298,314
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	11,236	11,042,742
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(b)	7,220	6,901,609
Johnson & Johnson
0.95%, 09/01/27(b)	9,135	8,387,108
2.45%, 03/01/26	11,953	11,675,475
2.90%, 01/15/28	9,887	9,504,110
2.95%, 03/03/27	6,193	6,013,243
4.80%, 06/01/29(b)	7,785	7,943,734
6.95%, 09/01/29(b)	1,580	1,775,063
McKesson Corp.
0.90%, 12/03/25(b)	3,057	2,948,765
1.30%, 08/15/26	3,009	2,853,120
3.95%, 02/16/28	2,448	2,413,725
4.25%, 09/15/29(b)	3,434	3,388,991
4.90%, 07/15/28	2,760	2,791,880
Merck & Co. Inc.
0.75%, 02/24/26	6,027	5,767,319
1.70%, 06/10/27(b)	9,111	8,555,047
Security	Par (000)	Value
Pharmaceuticals (continued)
1.90%, 12/10/28	$4,925	$4,473,310
3.40%, 03/07/29	12,160	11,669,263
4.05%, 05/17/28(b)	3,515	3,494,097
Merck Sharp & Dohme Corp.
5.95%, 12/01/28(b)	1,670	1,762,082
6.40%, 03/01/28(b)	1,350	1,430,941
Mylan Inc., 4.55%, 04/15/28	5,095	5,025,227
Novartis Capital Corp.
2.00%, 02/14/27	7,622	7,256,734
3.10%, 05/17/27	6,141	5,969,988
3.80%, 09/18/29	6,835	6,649,799
Pfizer Inc.
2.75%, 06/03/26	7,480	7,294,347
3.00%, 12/15/26	10,718	10,416,793
3.45%, 03/15/29(b)	12,540	12,052,685
3.60%, 09/15/28(b)	2,360	2,297,724
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	17,893	17,875,959
4.45%, 05/19/28	27,147	27,084,966
PRA Health Sciences Inc., 2.88%, 07/15/26(a)(b)	1,195	1,153,533
Sanofi SA, 3.63%, 06/19/28(b)	3,785	3,693,134
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(b)	1,578	1,541,761
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(b)	11,072	11,198,622
Utah Acquisition Sub Inc., 3.95%, 06/15/26(b)	11,553	11,374,590
Viatris Inc., 2.30%, 06/22/27(b)	4,652	4,364,587
Zoetis Inc.
3.00%, 09/12/27	4,780	4,594,551
3.90%, 08/20/28	1,984	1,936,469
		713,003,708
Pipelines — 2.7%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)	5,000	4,748,725
Boardwalk Pipelines LP
4.45%, 07/15/27(b)	3,470	3,432,873
4.80%, 05/03/29(b)	3,710	3,690,932
5.95%, 06/01/26	3,689	3,729,282
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,460	3,276,915
5.13%, 06/30/27	7,669	7,725,521
Cheniere Energy Inc., 4.63%, 10/15/28	7,692	7,602,577
Cheniere Energy Partners LP, 4.50%, 10/01/29	10,285	10,012,871
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(a)(b)	2,526	2,490,040
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(a)	5,222	5,390,471
6.06%, 08/15/26(a)(b)	2,235	2,270,935
DCP Midstream Operating LP
5.13%, 05/15/29	4,260	4,299,196
5.63%, 07/15/27	3,401	3,457,514
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,345	2,171,109
Enbridge Inc.
1.60%, 10/04/26(b)	3,183	3,009,528
3.13%, 11/15/29	6,725	6,234,218
3.70%, 07/15/27(b)	4,716	4,620,278
4.25%, 12/01/26(b)	5,407	5,361,915
5.25%, 04/05/27(b)	3,605	3,658,007
5.30%, 04/05/29	6,750	6,873,970

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(b)(c)	$5,963	$5,771,798
5.90%, 11/15/26(b)	4,600	4,696,992
6.00%, 11/15/28(b)	4,925	5,160,571
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(b)(c)	5,225	5,127,978
7.38%, 01/15/83, (5-year CMT + 3.708%)(c)	3,155	3,218,690
8.25%, 01/15/84, (5-year CMT + 3.785%)(c)	950	1,005,081
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(c)	4,483	4,444,763
Energy Transfer LP
3.90%, 07/15/26	3,892	3,837,923
4.00%, 10/01/27	4,694	4,607,470
4.15%, 09/15/29	3,567	3,463,040
4.20%, 04/15/27	3,726	3,684,189
4.40%, 03/15/27(b)	4,346	4,317,014
4.75%, 01/15/26	6,119	6,110,052
4.95%, 05/15/28(b)	5,093	5,122,370
4.95%, 06/15/28	6,374	6,418,530
5.25%, 04/15/29	9,840	9,985,573
5.25%, 07/01/29(b)	6,625	6,723,275
5.50%, 06/01/27	5,742	5,841,115
5.55%, 02/15/28	6,170	6,315,424
5.63%, 05/01/27(a)	4,268	4,278,683
5.95%, 12/01/25(b)	2,362	2,380,495
6.00%, 02/01/29(a)(b)	5,240	5,321,388
6.05%, 12/01/26(b)	5,660	5,788,697
6.10%, 12/01/28	3,231	3,384,482
EnLink Midstream LLC
5.38%, 06/01/29	3,510	3,560,220
5.63%, 01/15/28(a)(b)	3,429	3,488,115
EnLink Midstream Partners LP, 4.85%, 07/15/26	1,210	1,206,263
Enterprise Products Operating LLC
3.13%, 07/31/29	8,673	8,148,272
3.70%, 02/15/26	5,548	5,492,184
3.95%, 02/15/27	4,335	4,281,410
4.15%, 10/16/28	8,035	7,911,285
4.60%, 01/11/27(b)	5,095	5,106,841
5.05%, 01/10/26	4,555	4,578,568
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(c)	3,395	3,262,859
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)(c)	6,000	5,850,195
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)	201	191,093
GNL Quintero SA, 4.63%, 07/31/29(a)	59	58,185
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)	2,120	2,022,830
Kinder Morgan Inc.
1.75%, 11/15/26	3,133	2,965,502
4.30%, 03/01/28	8,719	8,619,598
5.00%, 02/01/29	8,350	8,411,164
5.10%, 08/01/29(b)	3,845	3,892,676
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(a)(b)	4,613	4,535,592
MPLX LP
1.75%, 03/01/26	9,360	9,009,735
4.00%, 03/15/28	8,151	7,962,715
4.13%, 03/01/27	7,991	7,893,272
4.25%, 12/01/27	4,957	4,893,901
4.80%, 02/15/29	3,148	3,148,294
Security	Par (000)	Value
Pipelines (continued)
NGPL PipeCo LLC, 4.88%, 08/15/27(a)	$4,515	$4,490,045
Northwest Pipeline LLC, 4.00%, 04/01/27(b)	2,888	2,838,865
ONEOK Inc.
3.40%, 09/01/29	4,865	4,572,464
4.00%, 07/13/27	3,126	3,069,814
4.25%, 09/24/27	2,065	2,043,156
4.35%, 03/15/29	4,855	4,768,440
4.40%, 10/15/29	4,025	3,954,556
4.55%, 07/15/28	5,351	5,322,630
5.00%, 03/01/26(b)	4,080	4,089,386
5.55%, 11/01/26	4,650	4,710,943
5.65%, 11/01/28(b)	4,967	5,122,167
5.85%, 01/15/26	3,660	3,695,272
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26(b)	5,039	5,022,686
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	4,298	4,132,656
Sabal Trail Transmission LLC, 4.25%, 05/01/28(a)	1,815	1,769,382
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	9,365	9,220,426
5.00%, 03/15/27	9,174	9,212,315
5.88%, 06/30/26	9,274	9,378,673
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(a)	1,640	1,638,280
5.03%, 10/01/29(a)(b)	6,284	6,235,717
Spectra Energy Partners LP, 3.38%, 10/15/26	3,785	3,687,125
Targa Resources Corp.
5.20%, 07/01/27(b)	4,896	4,957,688
6.15%, 03/01/29	6,820	7,160,991
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	5,564	5,537,124
6.50%, 07/15/27	5,565	5,621,535
6.88%, 01/15/29(b)	4,175	4,274,532
TC PipeLines LP, 3.90%, 05/25/27	3,487	3,408,198
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,342	2,455,831
7.00%, 10/15/28	3,230	3,487,320
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)	2,456	2,357,917
TransCanada PipeLines Ltd.
4.25%, 05/15/28	9,467	9,326,534
4.88%, 01/15/26(b)	5,423	5,424,653
Transcanada Trust
5.30%, 03/15/77, (3-mo. LIBOR US + 3.208%)(c)	9,185	8,903,965
5.50%, 09/15/79, (1-day SOFR + 4.416%)(c)	1,160	1,118,174
Series 16-A, 5.88%, 08/15/76, (3-mo. LIBOR US + 4.640%)(c)	7,490	7,447,127
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	1,680	1,645,412
7.85%, 02/01/26	6,114	6,278,534
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(b)	336	329,444
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	445	438,840
Valero Energy Partners LP, 4.50%, 03/15/28	3,305	3,279,240
Western Midstream Operating LP
4.50%, 03/01/28	2,681	2,632,915
4.65%, 07/01/26	2,970	2,952,385
4.75%, 08/15/28(b)	2,587	2,556,416

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.35%, 01/15/29	$2,665	$2,777,109
Whistler Pipeline LLC, 5.40%, 09/30/29(a)	2,205	2,223,678
Williams Companies Inc. (The)
3.75%, 06/15/27	9,195	8,996,050
4.80%, 11/15/29(b)	1,625	1,623,431
4.90%, 03/15/29	8,495	8,528,296
5.30%, 08/15/28	7,057	7,193,363
5.40%, 03/02/26	6,710	6,758,452
		556,223,391
Private Equity — 0.1%
Apollo Management Holdings LP
4.40%, 05/27/26(a)	3,029	3,008,465
4.87%, 02/15/29(a)(b)	4,595	4,592,387
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	2,415	2,272,360
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	4,680	4,474,475
		14,347,687
Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26	2,341	2,340,044
5.50%, 04/01/29	3,140	3,225,783
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(a)(b)	3,355	3,262,649
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	4,310	4,493,804
Jones Lang LaSalle Inc., 6.88%, 12/01/28(b)	2,780	2,980,852
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(a)	65	63,177
3.95%, 01/24/29(a)	200	193,650
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(a)(b)	4,996	4,889,168
4.13%, 02/01/29(a)	470	455,797
		21,904,924
Real Estate Investment Trusts — 3.5%
Agree LP, 2.00%, 06/15/28	2,237	2,031,368
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	4,777	4,713,113
3.95%, 01/15/27(b)	2,120	2,087,173
3.95%, 01/15/28(b)	2,703	2,644,564
4.30%, 01/15/26	1,286	1,279,157
4.50%, 07/30/29	2,335	2,300,430
American Homes 4 Rent LP
4.25%, 02/15/28	3,180	3,130,049
4.90%, 02/15/29(b)	2,460	2,465,344
American Tower Corp.
1.45%, 09/15/26	3,967	3,743,193
1.50%, 01/31/28	4,235	3,833,048
1.60%, 04/15/26	4,692	4,498,096
2.75%, 01/15/27(b)	4,670	4,488,786
3.13%, 01/15/27	2,680	2,597,330
3.38%, 10/15/26	6,319	6,163,456
3.55%, 07/15/27	4,837	4,703,595
3.60%, 01/15/28(b)	4,437	4,292,925
3.65%, 03/15/27	4,254	4,155,991
3.80%, 08/15/29	10,695	10,246,765
3.95%, 03/15/29	4,118	3,983,791
4.40%, 02/15/26	3,343	3,327,779
5.00%, 01/31/30	570	573,693
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.20%, 02/15/29(b)	$4,690	$4,761,739
5.25%, 07/15/28	4,213	4,275,741
5.50%, 03/15/28(b)	4,546	4,645,168
5.80%, 11/15/28	4,800	4,970,441
AvalonBay Communities Inc.
1.90%, 12/01/28	3,683	3,319,669
2.90%, 10/15/26	1,691	1,640,979
2.95%, 05/11/26	2,820	2,754,133
3.20%, 01/15/28	2,705	2,600,608
3.30%, 06/01/29	3,055	2,891,375
3.35%, 05/15/27(b)	2,467	2,398,204
Boston Properties LP
2.75%, 10/01/26	6,030	5,790,878
3.40%, 06/21/29	5,170	4,787,043
3.65%, 02/01/26	5,549	5,464,613
4.50%, 12/01/28	3,770	3,692,588
6.75%, 12/01/27	11,655	12,202,692
Brixmor Operating Partnership LP
2.25%, 04/01/28(b)	2,165	1,987,634
3.90%, 03/15/27(b)	2,394	2,344,349
4.13%, 06/15/26	3,467	3,432,028
4.13%, 05/15/29	5,030	4,863,677
Camden Property Trust
3.15%, 07/01/29	4,140	3,892,241
4.10%, 10/15/28(b)	2,475	2,430,785
5.85%, 11/03/26(b)	2,875	2,944,123
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)	2,825	2,700,212
COPT Defense Properties LP
2.00%, 01/15/29(b)	2,530	2,236,821
2.25%, 03/15/26	2,291	2,212,385
Crown Castle Inc.
1.05%, 07/15/26	6,375	6,007,788
2.90%, 03/15/27	4,935	4,745,141
3.10%, 11/15/29(b)	3,420	3,147,852
3.65%, 09/01/27	6,267	6,090,409
3.70%, 06/15/26	4,611	4,536,648
3.80%, 02/15/28	7,306	7,082,157
4.00%, 03/01/27	3,420	3,364,599
4.30%, 02/15/29(b)	1,750	1,710,454
4.45%, 02/15/26(b)	5,762	5,738,025
4.80%, 09/01/28	2,665	2,657,497
4.90%, 09/01/29(b)	3,950	3,944,973
5.00%, 01/11/28	7,385	7,433,570
5.60%, 06/01/29	5,274	5,426,487
CubeSmart LP
2.25%, 12/15/28(b)	3,658	3,320,055
3.13%, 09/01/26	1,670	1,620,996
4.38%, 02/15/29	2,405	2,357,038
Digital Realty Trust LP
3.60%, 07/01/29(b)	5,985	5,715,171
3.70%, 08/15/27	6,099	5,948,355
4.45%, 07/15/28(b)	3,005	2,975,794
5.55%, 01/15/28	6,445	6,596,196
DOC DR LLC
3.95%, 01/15/28	2,050	2,005,001
4.30%, 03/15/27	2,546	2,521,308
EPR Properties
3.75%, 08/15/29	2,190	2,036,316
4.50%, 06/01/27	2,595	2,554,702
4.75%, 12/15/26	2,615	2,599,954

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 04/15/28	$2,330	$2,298,865
Equinix Inc.
1.45%, 05/15/26	3,626	3,462,533
1.55%, 03/15/28	3,015	2,731,052
1.80%, 07/15/27	3,475	3,237,486
2.00%, 05/15/28	3,062	2,801,619
2.90%, 11/18/26	3,862	3,732,080
3.20%, 11/18/29(b)	8,000	7,432,815
ERP Operating LP
2.85%, 11/01/26	2,887	2,798,882
3.00%, 07/01/29(b)	4,230	3,947,802
3.25%, 08/01/27	2,470	2,389,861
3.50%, 03/01/28(b)	2,995	2,911,213
4.15%, 12/01/28	4,863	4,796,078
Essex Portfolio LP
1.70%, 03/01/28	2,860	2,601,944
3.38%, 04/15/26	2,547	2,496,000
3.63%, 05/01/27(b)	2,186	2,136,434
4.00%, 03/01/29(b)	3,460	3,349,380
Extra Space Storage LP
3.50%, 07/01/26(b)	3,272	3,211,737
3.88%, 12/15/27	2,510	2,454,254
3.90%, 04/01/29	2,700	2,600,564
4.00%, 06/15/29	2,320	2,245,022
5.70%, 04/01/28(b)	3,085	3,180,216
Federal Realty OP LP
1.25%, 02/15/26(b)	5,885	5,639,285
3.20%, 06/15/29	2,735	2,543,857
3.25%, 07/15/27	2,899	2,791,728
5.38%, 05/01/28	3,245	3,300,607
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29	5,900	5,894,992
5.38%, 04/15/26(b)	4,755	4,755,853
5.75%, 06/01/28	3,465	3,512,224
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	950	910,589
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	1,370	1,324,053
Healthcare Realty Holdings LP
3.50%, 08/01/26(b)	3,470	3,392,495
3.63%, 01/15/28	910	866,498
3.75%, 07/01/27	2,881	2,797,014
Healthpeak OP LLC
1.35%, 02/01/27(b)	4,935	4,591,826
2.13%, 12/01/28	3,510	3,183,752
3.25%, 07/15/26	3,767	3,682,677
3.50%, 07/15/29(b)	4,475	4,239,796
Highwoods Realty LP
3.88%, 03/01/27	928	903,037
4.13%, 03/15/28	2,155	2,072,437
4.20%, 04/15/29	25	23,922
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26(b)	2,270	2,254,784
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28(b)	3,544	3,233,206
Kilroy Realty LP
4.25%, 08/15/29(b)	2,435	2,312,206
4.75%, 12/15/28(b)	3,765	3,703,093
Kimco Realty OP LLC
1.90%, 03/01/28(b)	2,525	2,318,790
2.80%, 10/01/26	2,957	2,859,624
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 08/15/26(b)	$1,430	$1,391,316
3.80%, 04/01/27(b)	2,585	2,537,298
Kite Realty Group LP, 4.00%, 10/01/26(b)	1,716	1,686,562
LXP Industrial Trust, 6.75%, 11/15/28	1,335	1,410,153
Mid-America Apartments LP
1.10%, 09/15/26	1,713	1,607,943
3.60%, 06/01/27	3,470	3,398,361
3.95%, 03/15/29	1,530	1,489,704
4.20%, 06/15/28(b)	2,485	2,451,090
NNN REIT Inc.
3.50%, 10/15/27	2,190	2,125,391
3.60%, 12/15/26	2,183	2,137,297
4.30%, 10/15/28	2,495	2,457,886
Omega Healthcare Investors Inc.
3.63%, 10/01/29	3,095	2,887,842
4.50%, 04/01/27	4,191	4,145,254
4.75%, 01/15/28	3,395	3,371,660
5.25%, 01/15/26	3,324	3,328,442
Piedmont Operating Partnership LP
6.88%, 07/15/29(b)	300	309,378
9.25%, 07/20/28(b)	2,830	3,123,716
Prologis LP
2.13%, 04/15/27	3,184	3,018,775
2.88%, 11/15/29	2,455	2,275,383
3.25%, 06/30/26(b)	2,084	2,045,455
3.25%, 10/01/26	2,136	2,089,546
3.38%, 12/15/27(b)	2,825	2,740,762
3.88%, 09/15/28(b)	2,685	2,621,559
4.00%, 09/15/28(b)	1,765	1,731,029
4.38%, 02/01/29	2,080	2,070,675
4.88%, 06/15/28(b)	4,935	4,998,155
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(a)(b)	3,400	3,468,157
Public Storage Operating Co.
0.88%, 02/15/26(b)	2,765	2,647,878
1.50%, 11/09/26(b)	3,665	3,465,172
1.85%, 05/01/28(b)	4,080	3,747,475
1.95%, 11/09/28	1,180	1,071,674
3.09%, 09/15/27	3,041	2,932,167
3.39%, 05/01/29	3,385	3,222,734
5.13%, 01/15/29(b)	3,961	4,052,978
Realty Income Corp.
0.75%, 03/15/26(b)	1,906	1,812,300
2.10%, 03/15/28	1,970	1,816,759
2.20%, 06/15/28	3,490	3,213,140
3.00%, 01/15/27	3,584	3,469,858
3.20%, 01/15/27(b)	1,718	1,669,263
3.25%, 06/15/29(b)	3,180	2,997,016
3.40%, 01/15/28	3,790	3,657,127
3.65%, 01/15/28	2,474	2,400,444
3.95%, 08/15/27(b)	3,634	3,585,586
4.00%, 07/15/29(b)	2,515	2,445,674
4.13%, 10/15/26	3,863	3,825,421
4.45%, 09/15/26(b)	1,735	1,726,549
4.70%, 12/15/28	2,612	2,619,864
4.75%, 02/15/29	2,755	2,760,831
4.88%, 06/01/26(b)	3,549	3,555,380
5.05%, 01/13/26(b)	2,764	2,760,121
Regency Centers LP
2.95%, 09/15/29(b)	2,475	2,293,518
3.60%, 02/01/27	3,050	2,981,071

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 03/15/28(b)	$1,915	$1,881,293
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28(b)	1,540	1,649,799
Rexford Industrial Realty LP, 5.00%, 06/15/28	1,895	1,900,484
Sabra Health Care LP
3.90%, 10/15/29(b)	1,065	1,002,832
5.13%, 08/15/26(b)	2,685	2,687,012
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/26(a)	4,362	4,294,624
3.75%, 03/23/27(a)(b)	3,025	2,945,433
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(a)(b)(c)	3,105	3,076,691
Simon Property Group LP
1.38%, 01/15/27(b)	3,370	3,156,831
1.75%, 02/01/28	5,418	4,981,785
2.45%, 09/13/29(b)	8,060	7,310,385
3.25%, 11/30/26(b)	4,533	4,418,626
3.30%, 01/15/26	4,300	4,237,855
3.38%, 06/15/27(b)	4,510	4,394,726
3.38%, 12/01/27(b)	3,960	3,846,797
Store Capital LLC
4.50%, 03/15/28	2,135	2,081,246
4.63%, 03/15/29(b)	2,165	2,101,094
Sun Communities Operating LP
2.30%, 11/01/28	2,185	1,983,257
5.50%, 01/15/29(b)	3,530	3,574,002
Tanger Properties LP
3.13%, 09/01/26(b)	1,970	1,905,173
3.88%, 07/15/27(b)	1,790	1,737,986
Trust Fibra Uno, 5.25%, 01/30/26(a)(b)	1,997	1,990,140
UDR Inc.
2.95%, 09/01/26(b)	1,676	1,621,047
3.50%, 07/01/27	1,785	1,731,701
3.50%, 01/15/28	1,955	1,876,918
4.40%, 01/26/29	2,415	2,372,520
Ventas Realty LP
3.25%, 10/15/26(b)	2,692	2,615,757
3.85%, 04/01/27(b)	2,491	2,438,203
4.00%, 03/01/28	3,885	3,802,710
4.13%, 01/15/26(b)	2,854	2,831,950
4.40%, 01/15/29	5,165	5,085,997
VICI Properties LP, 4.75%, 02/15/28	7,705	7,659,762
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(a)(b)	4,390	4,251,377
3.88%, 02/15/29(a)	3,980	3,760,548
4.25%, 12/01/26(a)(b)	6,690	6,570,504
4.50%, 09/01/26(a)	2,269	2,235,152
4.50%, 01/15/28(a)	2,850	2,786,496
5.75%, 02/01/27(a)	4,024	4,053,186
WEA Finance LLC
2.88%, 01/15/27(a)(b)	4,566	4,354,222
3.50%, 06/15/29(a)(b)	1,905	1,763,106
4.13%, 09/20/28(a)	165	158,422
Welltower OP LLC
2.05%, 01/15/29	3,318	2,986,585
2.70%, 02/15/27(b)	6,790	6,538,283
4.13%, 03/15/29	3,665	3,581,318
4.25%, 04/01/26	3,944	3,917,615
4.25%, 04/15/28(b)	4,543	4,482,673
Weyerhaeuser Co.
4.00%, 11/15/29	4,655	4,487,010
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 05/15/26	$4,460	$4,461,779
6.95%, 10/01/27	4,400	4,670,597
WP Carey Inc.
3.85%, 07/15/29(b)	2,120	2,035,448
4.25%, 10/01/26	1,968	1,947,491
		720,445,677
Retail — 1.8%
7-Eleven Inc.
0.95%, 02/10/26(a)(b)	6,287	5,995,491
1.30%, 02/10/28(a)	6,540	5,827,512
Alimentation Couche-Tard Inc., 3.55%, 07/26/27(a)	5,444	5,278,136
AutoNation Inc.
1.95%, 08/01/28	2,710	2,433,923
3.80%, 11/15/27	1,360	1,319,417
AutoZone Inc.
3.13%, 04/21/26(b)	1,444	1,413,834
3.75%, 06/01/27	3,046	2,984,026
3.75%, 04/18/29	3,135	3,014,314
4.50%, 02/01/28	3,150	3,138,219
5.05%, 07/15/26	2,630	2,648,805
5.10%, 07/15/29(b)	3,970	4,028,641
6.25%, 11/01/28(b)	2,847	3,004,186
Best Buy Co. Inc., 4.45%, 10/01/28(b)	3,432	3,404,531
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	7,005	7,184,969
Costco Wholesale Corp.
1.38%, 06/20/27	6,900	6,413,912
3.00%, 05/18/27(b)	5,601	5,454,358
Darden Restaurants Inc.
3.85%, 05/01/27(b)	2,425	2,373,319
4.35%, 10/15/27	2,525	2,498,998
4.55%, 10/15/29	2,125	2,082,865
Dollar General Corp.
3.88%, 04/15/27(b)	2,837	2,777,215
4.13%, 05/01/28(b)	2,441	2,386,389
4.63%, 11/01/27(b)	3,402	3,385,440
5.20%, 07/05/28(b)	3,575	3,601,845
Dollar Tree Inc., 4.20%, 05/15/28	7,970	7,790,502
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	1,125	1,106,854
Genuine Parts Co.
4.95%, 08/15/29	5,350	5,349,288
6.50%, 11/01/28	2,942	3,114,404
Home Depot Inc. (The)
0.90%, 03/15/28(b)	3,087	2,768,674
1.50%, 09/15/28(b)	4,235	3,812,327
2.13%, 09/15/26	5,891	5,661,015
2.50%, 04/15/27	4,490	4,305,736
2.80%, 09/14/27(b)	5,853	5,622,940
2.88%, 04/15/27(b)	4,389	4,249,435
2.95%, 06/15/29	13,785	12,909,169
3.00%, 04/01/26(b)	7,963	7,821,616
3.90%, 12/06/28	4,350	4,273,079
4.75%, 06/25/29(b)	10,700	10,814,367
4.88%, 06/25/27(b)	5,510	5,577,332
4.90%, 04/15/29	5,355	5,444,078
4.95%, 09/30/26(b)	4,755	4,799,839
5.15%, 06/25/26	7,590	7,675,006
InRetail Consumer, 3.25%, 03/22/28(a)(b)	460	423,226

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Lowe's Companies Inc.
1.30%, 04/15/28(b)	$6,195	$5,562,697
1.70%, 09/15/28	6,192	5,571,412
2.50%, 04/15/26	7,603	7,399,070
3.10%, 05/03/27(b)	8,519	8,230,752
3.35%, 04/01/27(b)	4,142	4,030,490
3.65%, 04/05/29	11,865	11,394,993
4.80%, 04/01/26	5,530	5,545,137
6.50%, 03/15/29(b)	540	581,140
6.88%, 02/15/28	1,640	1,745,825
McDonald's Corp.
2.63%, 09/01/29(b)	6,305	5,801,775
3.50%, 03/01/27	4,820	4,712,982
3.50%, 07/01/27	5,651	5,514,608
3.70%, 01/30/26(b)	8,635	8,558,537
3.80%, 04/01/28(b)	6,507	6,367,931
4.80%, 08/14/28	3,719	3,750,237
5.00%, 05/17/29(b)	3,875	3,941,526
O'Reilly Automotive Inc.
3.55%, 03/15/26	2,168	2,135,027
3.60%, 09/01/27	3,910	3,807,460
3.90%, 06/01/29	4,420	4,280,210
4.35%, 06/01/28	2,665	2,642,845
5.75%, 11/20/26	3,910	3,988,113
Ross Stores Inc., 0.88%, 04/15/26	2,117	2,009,643
Starbucks Corp.
2.00%, 03/12/27	4,227	4,000,408
2.45%, 06/15/26	2,424	2,348,869
3.50%, 03/01/28	4,039	3,923,667
3.55%, 08/15/29(b)	5,985	5,727,743
4.00%, 11/15/28	4,208	4,124,499
4.75%, 02/15/26(b)	5,526	5,540,608
4.85%, 02/08/27	3,840	3,871,890
Target Corp.
1.95%, 01/15/27(b)	4,930	4,695,015
2.50%, 04/15/26	5,314	5,195,938
3.38%, 04/15/29(b)	6,485	6,212,954
TJX Companies Inc. (The)
1.15%, 05/15/28(b)	580	520,913
2.25%, 09/15/26	5,268	5,074,303
Walmart Inc.
2.38%, 09/24/29(b)	1,840	1,696,977
3.05%, 07/08/26	3,525	3,455,147
3.25%, 07/08/29(b)	2,675	2,577,160
3.70%, 06/26/28	4,606	4,532,810
3.90%, 04/15/28(b)	6,603	6,536,290
4.00%, 04/15/26(b)	4,180	4,163,139
5.88%, 04/05/27(b)	1,270	1,318,562
		369,258,534
Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(a)	5,539	5,232,184
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(c)	4,248	4,068,568
3.96%, 07/18/30, (3-mo. LIBOR US + 1.855%)(a)(b)(c)	6,131	5,851,091
4.00%, 09/14/26(a)(b)	6,708	6,575,707
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(a)(b)(c)	3,125	3,000,962
4.30%, 03/08/29, (3-mo. LIBOR US + 1.452%)(a)(b)(c)	4,562	4,468,802
Security	Par (000)	Value
Savings & Loans (continued)
4.85%, 07/27/27(a)	$4,258	$4,276,149
5.13%, 07/29/29(a)(b)	6,345	6,410,765
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(c)	7,945	8,170,177
		48,054,405
Semiconductors — 1.7%
Analog Devices Inc.
1.70%, 10/01/28	5,018	4,538,287
3.45%, 06/15/27(b)	55	53,665
3.50%, 12/05/26	6,093	5,984,445
Applied Materials Inc.
3.30%, 04/01/27(b)	7,805	7,615,085
4.80%, 06/15/29	5,370	5,444,662
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	4,723	4,557,251
3.88%, 01/15/27	18,414	18,137,375
Broadcom Inc.
1.95%, 02/15/28(a)(b)	4,671	4,293,283
3.46%, 09/15/26	4,522	4,429,958
4.00%, 04/15/29(a)	6,190	5,996,608
4.11%, 09/15/28	6,520	6,401,663
4.15%, 02/15/28	4,640	4,574,967
4.75%, 04/15/29	11,813	11,813,952
5.05%, 07/12/27	8,645	8,731,637
5.05%, 07/12/29	15,125	15,295,321
Intel Corp.
1.60%, 08/12/28	3,704	3,299,073
2.45%, 11/15/29	6,280	5,609,102
2.60%, 05/19/26(b)	5,909	5,729,095
3.15%, 05/11/27	6,052	5,843,343
3.75%, 03/25/27	6,050	5,913,861
3.75%, 08/05/27	7,697	7,498,932
4.00%, 08/05/29	2,710	2,615,984
4.88%, 02/10/26	9,015	9,027,951
4.88%, 02/10/28	11,894	11,915,824
KLA Corp., 4.10%, 03/15/29	6,105	6,011,358
Lam Research Corp.
3.75%, 03/15/26	4,459	4,414,548
4.00%, 03/15/29	7,270	7,135,097
Marvell Technology Inc.
1.65%, 04/15/26	2,814	2,692,747
2.45%, 04/15/28	4,855	4,494,475
4.88%, 06/22/28	3,190	3,189,048
5.75%, 02/15/29(b)	3,405	3,516,973
Microchip Technology Inc., 5.05%, 03/15/29	7,240	7,278,447
Micron Technology Inc.
4.19%, 02/15/27	5,671	5,602,799
4.98%, 02/06/26	2,996	2,999,294
5.33%, 02/06/29	4,410	4,478,461
5.38%, 04/15/28	3,857	3,929,910
6.75%, 11/01/29	4,600	4,951,187
NVIDIA Corp.
1.55%, 06/15/28	6,528	5,952,765
3.20%, 09/16/26	5,925	5,809,571
NXP BV/NXP Funding LLC
5.35%, 03/01/26	2,808	2,822,105
5.55%, 12/01/28(b)	2,712	2,785,046
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	3,443	3,317,252
3.88%, 06/18/26(b)	4,519	4,462,658

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.30%, 06/18/29	$7,140	$6,989,376
4.40%, 06/01/27	2,725	2,709,994
Qorvo Inc., 4.38%, 10/15/29	5,190	4,897,843
Qualcomm Inc.
1.30%, 05/20/28	3,205	2,885,266
3.25%, 05/20/27(b)	12,540	12,202,946
Renesas Electronics Corp., 2.17%, 11/25/26(a)	5,351	5,064,647
SK Hynix Inc.
1.50%, 01/19/26(a)	5,875	5,651,099
5.50%, 01/16/27(a)(b)	410	412,964
5.50%, 01/16/29(a)(b)	6,680	6,791,314
6.38%, 01/17/28(a)(b)	6,570	6,846,042
Skyworks Solutions Inc., 1.80%, 06/01/26	2,968	2,835,150
Texas Instruments Inc.
1.13%, 09/15/26	2,934	2,770,260
2.25%, 09/04/29	4,865	4,413,749
2.90%, 11/03/27(b)	2,273	2,185,905
4.60%, 02/08/27	2,315	2,327,794
4.60%, 02/15/28	4,892	4,930,463
4.60%, 02/08/29	4,580	4,612,850
TSMC Arizona Corp.
1.75%, 10/25/26	7,481	7,086,682
3.88%, 04/22/27	6,250	6,144,383
4.13%, 04/22/29(b)	1,490	1,467,212
TSMC Global Ltd.
1.00%, 09/28/27(a)(b)	4,630	4,184,006
1.25%, 04/23/26(a)(b)	6,556	6,248,058
1.75%, 04/23/28(a)(b)	6,100	5,557,207
4.38%, 07/22/27(a)(b)	2,485	2,473,335
		362,853,610
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	3,850	3,477,573
3.48%, 12/01/27(b)	3,480	3,345,265
5.35%, 01/15/30	2,375	2,395,443
		9,218,281
Software — 1.9%
Adobe Inc.
2.15%, 02/01/27	5,435	5,191,306
4.80%, 04/04/29(b)	5,445	5,528,165
4.85%, 04/04/27	3,275	3,311,540
AppLovin Corp., 5.13%, 12/01/29	5,175	5,210,630
Atlassian Corp., 5.25%, 05/15/29(b)	3,280	3,344,017
Autodesk Inc., 3.50%, 06/15/27	3,492	3,398,041
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	2,965	2,905,026
Cadence Design Systems Inc.
4.20%, 09/10/27(b)	2,109	2,095,931
4.30%, 09/10/29	6,090	6,017,652
Concentrix Corp.
6.60%, 08/02/28(b)	4,890	5,010,201
6.65%, 08/02/26	4,505	4,591,359
Constellation Software Inc./Canada, 5.16%, 02/16/29(a)(b)	2,940	2,989,138
Electronic Arts Inc., 4.80%, 03/01/26(b)	3,336	3,343,068
Fidelity National Information Services Inc.
1.15%, 03/01/26	7,437	7,113,041
1.65%, 03/01/28(b)	5,203	4,724,325
3.75%, 05/21/29	3,105	2,975,644
Security	Par (000)	Value
Software (continued)
Fiserv Inc.
2.25%, 06/01/27	$6,398	$6,043,871
3.20%, 07/01/26	11,938	11,665,370
3.50%, 07/01/29	19,205	18,214,119
4.20%, 10/01/28	6,790	6,664,848
5.15%, 03/15/27(b)	4,630	4,685,858
5.38%, 08/21/28(b)	4,790	4,891,930
5.45%, 03/02/28	6,233	6,374,829
Intuit Inc.
1.35%, 07/15/27	3,427	3,172,912
5.13%, 09/15/28	5,072	5,192,300
5.25%, 09/15/26(b)	4,510	4,565,734
Microsoft Corp.
2.40%, 08/08/26	23,823	23,064,252
3.30%, 02/06/27	24,398	23,931,228
3.40%, 09/15/26	4,379	4,311,662
3.40%, 06/15/27	2,179	2,137,255
MSCI Inc., 4.00%, 11/15/29(a)	3,575	3,402,694
Open Text Corp., 6.90%, 12/01/27(a)	6,110	6,349,958
Oracle Corp.
1.65%, 03/25/26	17,066	16,406,974
2.30%, 03/25/28	11,873	11,046,178
2.65%, 07/15/26	18,726	18,161,730
2.80%, 04/01/27	13,673	13,149,857
3.25%, 11/15/27	16,736	16,171,310
4.20%, 09/27/29	11,670	11,419,080
4.50%, 05/06/28	4,752	4,744,246
6.15%, 11/09/29(b)	5,435	5,768,745
Roper Technologies Inc.
1.40%, 09/15/27	4,451	4,094,880
2.95%, 09/15/29	4,835	4,462,174
3.80%, 12/15/26	4,396	4,331,677
3.85%, 12/15/25	1,749	1,733,060
4.20%, 09/15/28	5,313	5,241,701
4.50%, 10/15/29	3,530	3,498,879
Salesforce Inc.
1.50%, 07/15/28(b)	6,327	5,725,859
3.70%, 04/11/28	9,247	9,066,947
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,322	4,228,979
4.95%, 03/28/28	5,673	5,725,324
5.00%, 03/28/26	3,939	3,952,787
5.40%, 06/12/29	2,560	2,616,700
VMware LLC
1.40%, 08/15/26	8,908	8,416,617
1.80%, 08/15/28	4,635	4,186,062
3.90%, 08/21/27	7,764	7,603,961
4.65%, 05/15/27(b)	3,134	3,128,964
Workday Inc.
3.50%, 04/01/27	6,545	6,394,780
3.70%, 04/01/29	5,510	5,304,473
		388,999,848
Telecommunications — 2.7%
America Movil SAB de CV, 3.63%, 04/22/29(b)	6,057	5,759,322
AT&T Inc.
1.65%, 02/01/28	14,525	13,258,952
1.70%, 03/25/26	18,437	17,742,198
2.30%, 06/01/27	15,313	14,484,238
2.95%, 07/15/26(b)	2,342	2,283,790
3.80%, 02/15/27	5,103	5,018,191
3.88%, 01/15/26(b)	2,019	1,999,911

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.10%, 02/15/28(b)	$11,295	$11,127,771
4.25%, 03/01/27(b)	9,310	9,247,139
4.35%, 03/01/29	19,027	18,824,098
British Telecommunications PLC
3.25%, 11/08/29(a)	5,200	4,835,110
5.13%, 12/04/28(b)	4,459	4,519,362
Cisco Systems Inc.
2.50%, 09/20/26	8,957	8,684,230
2.95%, 02/28/26	4,548	4,468,206
4.80%, 02/26/27	11,590	11,698,687
4.85%, 02/26/29	16,375	16,637,499
4.90%, 02/26/26	5,850	5,885,097
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	2,775	2,715,730
4.38%, 06/21/28(a)(b)	6,410	6,333,066
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)(b)	3,142	3,124,292
Juniper Networks Inc.
1.20%, 12/10/25	2,346	2,261,447
3.75%, 08/15/29(b)	3,155	3,013,016
KT Corp.
2.50%, 07/18/26(a)	660	635,910
4.13%, 02/02/28(a)	665	654,956
Motorola Solutions Inc.
4.60%, 02/23/28(b)	4,729	4,727,334
4.60%, 05/23/29(b)	5,288	5,263,427
5.00%, 04/15/29	3,120	3,147,442
NBN Co. Ltd.
1.45%, 05/05/26(a)(b)	10,321	9,860,983
1.63%, 01/08/27(a)(b)	10,148	9,535,850
4.00%, 10/01/27(a)	3,705	3,647,976
4.25%, 10/01/29(a)(b)	3,430	3,360,108
5.75%, 10/06/28(a)(b)	12,995	13,477,390
Nokia OYJ, 4.38%, 06/12/27	2,664	2,614,079
NTT Finance Corp.
1.16%, 04/03/26(a)	18,784	17,951,229
1.59%, 04/03/28(a)(b)	9,665	8,731,772
4.37%, 07/27/27(a)	3,600	3,577,812
5.10%, 07/02/27(a)(b)	4,185	4,232,740
5.11%, 07/02/29(a)	6,285	6,390,011
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	2,536	2,491,620
3.88%, 01/31/28(a)	1,190	1,157,858
Rogers Communications Inc.
2.90%, 11/15/26	3,512	3,386,511
3.20%, 03/15/27	6,070	5,868,133
3.63%, 12/15/25	5,037	4,974,077
5.00%, 02/15/29(b)	9,752	9,797,187
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	6,015	5,856,422
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,220	1,274,780
Sprint Capital Corp., 6.88%, 11/15/28	15,395	16,528,277
Sprint LLC, 7.63%, 03/01/26	9,965	10,219,117
Telefonica Emisiones SA, 4.10%, 03/08/27(b)	8,417	8,311,761
TELUS Corp.
2.80%, 02/16/27(b)	4,212	4,041,342
3.70%, 09/15/27	3,460	3,363,060
T-Mobile USA Inc.
1.50%, 02/15/26	6,370	6,128,819
2.05%, 02/15/28	10,987	10,138,412
2.25%, 02/15/26	11,041	10,706,735
2.40%, 03/15/29	3,842	3,488,054
Security	Par (000)	Value
Telecommunications (continued)
2.63%, 04/15/26	$7,257	$7,057,003
2.63%, 02/15/29	7,600	6,973,577
3.38%, 04/15/29	15,946	15,027,479
3.75%, 04/15/27	25,277	24,762,374
4.20%, 10/01/29	5,220	5,107,887
4.75%, 02/01/28	9,913	9,875,041
4.80%, 07/15/28	5,881	5,894,575
4.85%, 01/15/29	7,332	7,371,620
4.95%, 03/15/28	6,395	6,446,631
5.38%, 04/15/27	4,411	4,422,989
Verizon Communications Inc.
2.10%, 03/22/28(b)	18,421	16,994,898
2.63%, 08/15/26(b)	11,155	10,845,673
3.00%, 03/22/27(b)	4,352	4,207,799
3.88%, 02/08/29(b)	2,138	2,081,154
4.13%, 03/16/27	18,050	17,883,792
4.33%, 09/21/28(b)	26,845	26,589,714
Vodafone Group PLC, 4.38%, 05/30/28(b)	4,760	4,764,089
		555,768,831
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	3,180	3,086,372
3.55%, 11/19/26	3,868	3,783,423
3.90%, 11/19/29	5,000	4,750,213
Mattel Inc.
3.38%, 04/01/26(a)	3,575	3,483,274
3.75%, 04/01/29(a)(b)	4,285	4,053,090
5.88%, 12/15/27(a)	6,110	6,124,909
		25,281,281
Transportation — 0.9%
AP Moller - Maersk A/S, 4.50%, 06/20/29(a)(b)	2,970	2,941,383
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	2,430	2,363,485
7.00%, 12/15/25	4,343	4,451,007
Canadian National Railway Co.
2.75%, 03/01/26	2,448	2,393,673
6.90%, 07/15/28	1,230	1,329,841
Canadian Pacific Railway Co.
1.75%, 12/02/26	5,425	5,127,044
2.88%, 11/15/29	2,000	1,839,100
3.70%, 02/01/26	1,280	1,261,347
4.00%, 06/01/28	2,875	2,819,553
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,515	3,456,819
CSX Corp.
2.60%, 11/01/26	4,062	3,924,174
3.25%, 06/01/27(b)	4,542	4,414,912
3.80%, 03/01/28	4,730	4,628,830
4.25%, 03/15/29	7,007	6,936,537
FedEx Corp.
3.10%, 08/05/29(b)	6,634	6,210,431
3.25%, 04/01/26(b)	3,967	3,898,342
3.40%, 02/15/28	2,605	2,517,119
4.20%, 10/17/28	2,745	2,709,009
JB Hunt Transport Services Inc., 3.88%, 03/01/26(b)	3,991	3,952,838
Kirby Corp., 4.20%, 03/01/28	660	645,509
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	5,865	5,707,406
Norfolk Southern Corp.
2.55%, 11/01/29	2,695	2,448,176

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.90%, 06/15/26	$3,476	$3,389,372
3.15%, 06/01/27(b)	1,085	1,050,417
3.80%, 08/01/28	2,852	2,785,366
7.80%, 05/15/27	4,005	4,302,154
Ryder System Inc.
1.75%, 09/01/26	1,714	1,625,269
2.85%, 03/01/27	2,730	2,619,162
2.90%, 12/01/26	1,951	1,881,455
4.30%, 06/15/27	1,685	1,668,391
4.90%, 12/01/29	790	791,898
4.95%, 09/01/29	1,845	1,854,856
5.25%, 06/01/28(b)	3,928	3,992,086
5.30%, 03/15/27	1,965	1,990,599
5.38%, 03/15/29(b)	3,780	3,864,763
5.50%, 06/01/29	1,830	1,879,225
5.65%, 03/01/28	2,981	3,068,183
6.30%, 12/01/28	2,450	2,592,758
TTX Co., 5.50%, 09/25/26(a)	1,652	1,671,401
Union Pacific Corp.
2.15%, 02/05/27	1,705	1,625,271
2.75%, 03/01/26	3,839	3,756,131
3.00%, 04/15/27(b)	3,507	3,392,430
3.70%, 03/01/29	5,629	5,447,299
3.95%, 09/10/28	6,340	6,230,762
4.75%, 02/21/26(b)	2,845	2,852,269
6.63%, 02/01/29(b)	2,410	2,611,459
United Parcel Service Inc.
2.40%, 11/15/26	1,876	1,806,454
2.50%, 09/01/29	2,549	2,333,858
3.05%, 11/15/27	5,336	5,144,191
3.40%, 03/15/29(b)	5,525	5,306,261
Walmart Inc.
1.05%, 09/17/26	6,806	6,426,902
1.50%, 09/22/28(b)	5,828	5,273,443
3.95%, 09/09/27	5,525	5,486,682
XPO Inc., 6.25%, 06/01/28(a)(b)	4,560	4,626,863
		179,324,165
Trucking & Leasing — 0.4%
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	5,845	5,505,347
GATX Corp.
3.25%, 09/15/26	1,914	1,863,972
3.50%, 03/15/28(b)	1,170	1,122,298
3.85%, 03/30/27	1,798	1,760,567
4.55%, 11/07/28(b)	1,190	1,182,933
4.70%, 04/01/29	3,191	3,181,007
5.40%, 03/15/27(b)	1,410	1,428,974
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(a)	4,910	4,676,993
3.35%, 11/01/29(a)	1,465	1,367,238
3.40%, 11/15/26(a)	2,787	2,708,717
4.20%, 04/01/27(a)	2,941	2,899,130
4.40%, 07/01/27(a)	4,465	4,423,810
4.45%, 01/29/26(a)	2,327	2,309,940
5.25%, 07/01/29(a)(b)	4,190	4,253,297
5.35%, 01/12/27(a)	2,710	2,736,805
5.35%, 03/30/29(a)(b)	3,645	3,707,715
5.55%, 05/01/28(a)(b)	4,440	4,538,232
5.70%, 02/01/28(a)	4,540	4,656,842
5.75%, 05/24/26(a)	4,395	4,446,136
5.88%, 11/15/27(a)(b)	2,797	2,879,903
Security	Par (000)	Value
Trucking & Leasing (continued)
6.05%, 08/01/28(a)	$6,415	$6,668,949
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)(b)	2,581	2,442,579
2.30%, 06/15/28(a)(b)	2,980	2,721,140
5.30%, 04/03/29(a)(b)	4,090	4,136,961
5.45%, 05/03/28(a)(b)	3,645	3,703,067
		81,322,552
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(b)	1,933	1,837,639
3.38%, 01/20/27(b)	1,820	1,735,224
		3,572,863
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27(b)	4,307	4,123,964
3.00%, 12/01/26	215	207,616
3.45%, 06/01/29	4,575	4,348,116
3.75%, 09/01/28(b)	1,660	1,610,559
Essential Utilities Inc.
3.57%, 05/01/29	2,320	2,205,034
4.80%, 08/15/27	2,490	2,495,849
United Utilities PLC, 6.88%, 08/15/28(b)	1,360	1,453,999
		16,445,137
Total Corporate Bonds & Notes — 97.8% (Cost: $20,400,404,661)		20,334,323,370
Foreign Government Obligations(f)
Canada — 0.0%
CDP Financial Inc., 4.88%, 06/05/29(a)(b)	9,020	9,208,646
Japan — 0.0%
Development Bank of Japan Inc., 5.13%, 09/01/26(a)	200	202,015
South Korea — 0.5%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	3,735	3,680,060
4.88%, 01/31/27(a)(b)	2,525	2,538,723
5.38%, 04/06/26(a)	5,810	5,850,973
5.38%, 07/31/26(a)(b)	1,645	1,661,215
5.50%, 04/06/28(a)(b)	3,300	3,388,386
7.00%, 02/01/27(b)	3,779	3,966,195
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	5,371	5,078,236
2.25%, 07/18/26(a)(b)	3,295	3,169,730
3.13%, 07/20/27(a)	1,583	1,526,913
3.50%, 07/02/26(a)(b)	4,770	4,685,552
3.88%, 07/13/27(a)(b)	4,075	4,009,506
4.88%, 07/05/28(a)(b)	4,645	4,685,646
5.00%, 07/08/29(a)	1,270	1,289,479
Korea Housing Finance Corp.
4.13%, 03/12/28(a)(b)	1,395	1,376,268
4.63%, 02/24/28(a)(b)	4,650	4,658,625
4.88%, 08/27/27(a)	1,255	1,266,715
5.38%, 11/15/26(a)(b)	930	944,417
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	4,905	4,672,861
3.13%, 07/25/27(a)(b)	3,338	3,209,901
4.25%, 07/27/27(a)	4,165	4,121,466

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.63%, 07/29/29(a)	$985	$981,094
5.00%, 07/18/28(a)(b)	4,680	4,720,926
Korea National Oil Corp.
1.25%, 04/07/26(a)	3,000	2,863,827
2.13%, 04/18/27(a)	5,000	4,725,868
2.50%, 10/24/26(a)	4,609	4,423,117
2.63%, 04/14/26(a)	1,966	1,910,277
3.38%, 03/27/27(a)	3,000	2,918,328
4.25%, 09/30/29(a)(b)	3,000	2,936,274
4.75%, 04/03/26(a)	2,000	1,998,650
4.88%, 04/03/28(a)	3,000	3,014,118
4.88%, 04/03/29(a)	4,000	4,030,057
		100,303,403
Total Foreign Government Obligations — 0.5% (Cost: $110,800,585)		109,714,064
Total Long-Term Investments — 98.3% (Cost: $20,511,205,246)		20,444,037,434
	Shares
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(g)(h)(i)	1,446,311,777	1,447,034,933
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(g)(h)	154,830,000	$154,830,000
Total Short-Term Securities — 7.7% (Cost: $1,601,120,251)		1,601,864,933
Total Investments — 106.0% (Cost: $22,112,325,497)		22,045,902,367
Liabilities in Excess of Other Assets — (6.0)%		(1,244,959,314)
Net Assets — 100.0%		$20,800,943,053

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$1,626,860,654	$—	$(179,780,585)(a)	$(132,303)	$87,167	$1,447,034,933	1,446,311,777	$3,121,675 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,160,000	105,670,000 (a)	—	—	—	154,830,000	154,830,000	3,130,377	—
				$(132,303)	$87,167	$1,601,864,933		$6,252,052	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,334,323,370	$—	$20,334,323,370
Foreign Government Obligations	—	109,714,064	—	109,714,064
Short-Term Securities
Money Market Funds	1,601,864,933	—	—	1,601,864,933
	$1,601,864,933	$20,444,037,434	$—	$22,045,902,367

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate